                                                               File No. 33-83238
                                                               File No. 811-8724
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [_]
                      Pre-Effective Amendment No.                       [_]
                                                 ----------
                     Post-Effective Amendment No.   11                  [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [_]
                                    Amendment No.   12                  [X]
                                                 ----------

                        (Check appropriate box or boxes)

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

                700 SW Harrison Street, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 431-3000

                 Amy J. Lee
                 Associate General Counsel and Vice President
                 Security Benefit Group, Inc.
                 700 SW Harrison Street, Topeka, KS 66636-0001
                 (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[_] immediately  upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2001, pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on May 1, 2001, pursuant to paragraph (a)(1) of Rule 485
[_] 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485
[_] on May 1, 2001, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_]   this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual  flexible premium deferred  variable annuity contracts and individual
single  premium  immediate   variable  annuity  contracts   (collectively,   the
"Contract").

VARIABLE ANNUITY PROSPECTUS
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T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

An Individual Flexible Premium
Deferred Variable Annuity Contract
May 1, 2001

          ------------------------------------------------------------
          ISSUED BY:                         MAILING ADDRESS:
          Security Benefit                   T. Rowe Price Variable
          Life Insurance Company             Annuity Service Center
          700 SW Harrison Street             P.O. Box 750440
          Topeka, Kansas 66636-0001          Topeka, Kansas 66675-0440
          1-800-888-2461                     1-800-469-6587
          ------------------------------------------------------------

INTRODUCTION
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>  THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
   SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS TRUTHFUL OR COMPLETE.  ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

>  THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT  PROSPECTUS FOR THE T. ROWE PRICE
   EQUITY SERIES,  INC., THE T. ROWE PRICE FIXED INCOME SERIES,  INC. AND THE T.
   ROWE  PRICE  INTERNATIONAL  SERIES,  INC.  YOU SHOULD  READ THE  PROSPECTUSES
   CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

This Prospectus describes the T. Rowe Price No-Load Variable Annuity--a flexible premium deferred  variable annuity contract (the "Contract")  issued by Security
Benefit Life Insurance  Company (the  "Company").  The Contract is available for individuals  as a  non-tax  qualified  retirement  plan.  The  Contract  is also available as an individual  retirement  annuity ("IRA")  qualified under Section
408, or a Roth IRA qualified  under Section 408A, of the Internal  Revenue Code.
The Contract is designed to give you  flexibility in planning for retirement and other financial goals.

You may allocate your purchase  payments to one or more of the Subaccounts  that comprise a separate  account of the  Company  called the T. Rowe Price  Variable
Annuity  Account,  or to  the  Fixed  Interest  Account  of  the  Company.  Each
Subaccount  invests in a  corresponding  Portfolio  of the T. Rowe Price  Equity
Series,  Inc., the T. Rowe Price Fixed Income Series, Inc., or the T. Rowe Price
International  Series,  Inc. (the  "Funds").  Each Portfolio is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.

   T. Rowe Price New America Growth Portfolio
   T. Rowe Price Mid-Cap Growth Portfolio
   T. Rowe Price Equity Income Portfolio
   T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price Blue Chip Growth Portfolio
   T. Rowe Price Health Sciences Portfolio
   T. Rowe Price Equity Index 500 Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.

   T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

   T. Rowe Price International Stock Portfolio

The  investments  made by the Funds at any given time are not expected to be the same as the  investments  made by other mutual funds  sponsored by T. Rowe Price
Associates,  Inc.,  including other mutual funds with investment  objectives and policies similar to those of the Portfolios.  Different  performance will result due to differences in cash flows into and out of the Portfolios,  different fees and expenses and differences in portfolio size and positions.

Amounts  that you  allocate  to the  Subaccounts  will vary based on  investment performance  of the  Subaccounts.  The Company  does not  guarantee  any minimum amount of Account Value in the Subaccounts.

Amounts that you allocate to the Fixed Interest  Account will accrue interest at rates that are paid by the Company as described in "The Fixed Interest Account,"
page 29. The Company guarantees Account Value in the Fixed Interest Account.

When you are ready to begin receiving  annuity  payments,  the Contract provides several options for annuity payments (see "Annuity Options," page 26).

You may return a Contract  according  to the terms of its  Free-Look  Right (see
"Free-Look  Right," page 22). This Prospectus  concisely sets forth  information about the  Contract  and the T. Rowe Price  Variable  Annuity  Account  that you should know  before  purchasing  the  Contract.  The  "Statement  of  Additional
Information,"  dated May 1, 2001,  which has been filed with the  Securities and
Exchange  Commission (the "SEC") contains certain  additional  information.  The
Statement of  Additional  Information,  as it may be  supplemented  from time to time, is  incorporated  by reference into this Prospectus and is available at no charge,  by writing the T. Rowe Price Variable Annuity Service Center,  P.O. Box
750440, Topeka, Kansas 66675-0440,  or by calling  1-800-469-6587.  The table of contents of the Statement of Additional  Information  is set forth on page 43 of this Prospectus.

Date: May 1, 2001

CONTENTS
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>  YOU MAY NOT BE ABLE TO PURCHASE  THE  CONTRACT IN YOUR STATE.  YOU SHOULD NOT
   CONSIDER  THIS  PROSPECTUS  TO BE AN  OFFERING  IF THE  CONTRACT  MAY  NOT BE
   LAWFULLY  OFFERED  IN YOUR  STATE.  YOU  SHOULD  ONLY RELY  UPON  INFORMATION
   CONTAINED  IN THIS  PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT
   AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

Definitions                                                                    5
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Summary                                                                        7
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Expense Table                                                                  9
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Condensed Financial Information                                               12
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Information About the Company, the Separate Account, and the Funds            13
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The Contract                                                                  16
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Charges and Deductions                                                        24
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Annuity Payments                                                              25
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The Fixed Interest Account                                                    29
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More About the Contract                                                       32
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Federal Tax Matters                                                           33
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Other Information                                                             39
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Performance Information                                                       42
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Additional Information                                                        43
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DEFINITIONS
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>  VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

ACCOUNT VALUE The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account.  The Company  determines Account
Value as of each  Valuation  Date prior to the  Annuity  Payout  Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

ACCUMULATION PERIOD The period commencing on the Contract Date and ending on the
Annuity  Payout Date or, if earlier,  when the Contract is terminated  through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

ACCUMULATION UNIT A unit of measure used to calculate Account Value.

ANNUITANT  The person or persons on whose life  annuity  payments  depend  under
Annuity  Options 1 through  4. If Joint  Annuitants  are named in the  Contract,
"Annuitant"  means  both  Annuitants  unless  otherwise  stated.  The  Annuitant receives Annuity Payments during the Annuity Period.

ANNUITY  A  series  of  periodic  income  payments  made  by the  Company  to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

ANNUITY  OPTIONS  or OPTIONS  Options  under the  Contract  that  prescribe  the provisions under which a series of Annuity Payments are made.

ANNUITY PAYMENTS Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected.  Annuity Payments are made on the same day of each month,  on a monthly,  quarterly,  semiannual  or annual  basis depending upon the Annuity Option selected.

ANNUITY  PERIOD The period  beginning  on the Annuity  Payout Date during  which annuity payments are made.

ANNUITY PAYOUT DATE The date when Annuity Payments are scheduled to begin.

AUTOMATIC  INVESTMENT  PROGRAM A program pursuant to which purchase payments are automatically  paid from your checking  account on a specified day of the month, on a monthly,  quarterly,  semiannual  or annual  basis,  or a salary  reduction arrangement.

CONTRACT DATE The date shown as the Contract Date in a Contract. Annual Contract anniversaries  are measured from the Contract  Date. It is usually the date that the initial purchase payment is credited to the Contract.

CONTRACTOWNER  or OWNER The person  entitled to the  ownership  rights under the
Contract and in whose name the Contract is issued.

CONTRACT YEAR Each 12-month period measured from the Contract Date.

DESIGNATED BENEFICIARY The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner  during the  Accumulation
Period or the death of the Annuitant  during the Annuity Period.  The Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above is alive, the Owner's Estate.

FIXED INTEREST ACCOUNT An account that is part of the Company's  General Account in which all or a portion of the Account Value may be held for  accumulation  at fixed rates of interest  (which may not be less than 3%) declared by the Company periodically at its discretion.

FUNDS T. Rowe Price Equity  Series,  Inc.,  T. Rowe Price Fixed  Income  Series,
Inc., and T. Rowe Price  International  Series,  Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

GENERAL  ACCOUNT All assets of the  Company  other than those  allocated  to the
Separate Account or to any other separate account of the Company.

PAYMENT UNIT A unit of measure used to calculate  Annuity Payments under Options
1 through 4 and 8.

PURCHASE  PAYMENT  The  amounts  paid to the  Company as  consideration  for the
Contract.

SEPARATE ACCOUNT The T. Rowe Price Variable Annuity Account,  a separate account of the Company.  Account Value may be allocated to  Subaccounts  of the Separate
Account for variable accumulation.

SUBACCOUNT A division of the Separate  Account of the Company which invests in a separate Portfolio of one of the Funds. Currently, ten Subaccounts are available under the Contract.

T. ROWE PRICE VARIABLE  ANNUITY SERVICE CENTER P.O. Box 750440,  Topeka,  Kansas
66675-0440, 1-800-469-6587.

VALUATION  DATE  Each  date on which  the  Separate  Account  is  valued,  which currently  includes  each day that the T. Rowe Price  Variable  Annuity  Service
Center and the New York Stock  Exchange are both open for  trading.  The T. Rowe
Price Variable Annuity Service Center and the New York Stock Exchange are closed on weekends and on the following  holidays:  New Year's Day, Martin Luther King,
Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day, Labor
Day, Thanksgiving Day, and Christmas Day.

VALUATION  PERIOD A period used in measuring the  investment  experience of each
Subaccount.  The Valuation  Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

WITHDRAWAL VALUE The amount a Contractowner receives upon full withdrawal of the
Contract, which is equal to Account Value less any premium taxes due and paid by the Company.  The  Withdrawal  Value during the Annuity Period under Option 8 is the present value of future annuity  payments  commuted at the assumed  interest rate less any premium taxes due and paid by the Company.

SUMMARY
--------------------------------------------------------------------------------

This summary  provides a brief overview of the more  significant  aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relate to the portion of the Contract involving the Separate Account.  The Fixed
Interest Account is briefly  described under "The Fixed Interest  Account," page
29 and in the Contract.

PURPOSE OF THE CONTRACT

The flexible premium deferred variable annuity contract  ("Contract")  described in this  Prospectus  is  designed  to  give  you  flexibility  in  planning  for retirement and other financial goals.

You may  purchase  the Contract as a non-tax  qualified  retirement  plan for an individual  ("Non-Qualified  Plan"). If you are eligible,  you may also purchase the Contract as an individual retirement annuity ("IRA") qualified under Section
408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of
1986, as amended  ("Qualified  Plan").  See the discussion of IRAs and Roth IRAs under "Section 408 and Section 408A," page 37.

THE SEPARATE ACCOUNT AND THE FUNDS

You may allocate your purchase  payments to the T. Rowe Price  Variable  Annuity
Account (the "Separate Account").  See "Separate Account," page 13. The Separate
Account is currently divided into ten divisions referred to as Subaccounts. Each
Subaccount  invests  exclusively in shares of a specific Portfolio of one of the
Funds.  Each of the Funds'  Portfolios has a different  investment  objective or objectives. Each Portfolio is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.

   T. Rowe Price New America Growth Portfolio
   T. Rowe Price Mid-Cap Growth Portfolio
   T. Rowe Price Equity Income Portfolio
   T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price Blue Chip Growth Portfolio
   T. Rowe Price Health Sciences Portfolio
   T. Rowe Price Equity Index 500 Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.

   T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

   T. Rowe Price International Stock Portfolio

Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the corresponding  Portfolio in which such Subaccount  invests.  The Contractowner bears the investment risk for amounts allocated to a Subaccount.

FIXED INTEREST ACCOUNT

You may allocate  all or part of your  purchase  payments to the Fixed  Interest
Account,  which  is part of the  Company's  General  Account.  Amounts  that you allocate to the Fixed Interest  Account earn interest at rates determined at the discretion  of the Company and that are  guaranteed  to be at least an effective annual rate of 3%. See "The Fixed Interest Account," page 29.

PURCHASE PAYMENTS

If you are purchasing a Contract as a  Non-Qualified  Plan, the minimum  initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic  Investment
Program).  If you are  purchasing  a Contract as a Qualified  Plan,  the minimum initial  purchase  payment  is  $2,000  ($25 if made  pursuant  to an  Automatic
Investment  Program).  Thereafter,  you may choose the amount and  frequency  of purchase payments, except that the minimum subsequent purchase payment is $1,000
($200 if made pursuant to an Automatic  Investment  Program) for a Non-Qualified
Plan or $500 ($25 if made  pursuant to an  Automatic  Investment  Program) for a
Qualified Plan. See "Purchase Payments," page 17.

CONTRACT BENEFITS

You may exchange  Account Value among the  Subaccounts and to and from the Fixed
Interest  Account,   subject  to  certain  restrictions  as  described  in  "The
Contract,"  page  16,  "Annuity  Payments,"  page  25 and  "The  Fixed  Interest
Account," page 29.

At any time before the Annuity  Payout Date, you may surrender your Contract for its  Withdrawal  Value and may make partial  withdrawals,  including  systematic withdrawals,  from Account  Value.  On or after the Annuity Payout Date, you may withdraw your Account Value under Annuity  Options 5 through 8.  Withdrawals  of
Account  Value  allocated to the Fixed  Interest  Account are subject to certain restrictions  described in "The Fixed Interest  Account," page 29. See "Full and
Partial  Withdrawals,"  page 21,  "Annuity  Payments,"  page 25 and "Federal Tax
Matters,"  page 33 for more  information  about  withdrawals,  including the 10%
penalty  tax that may be imposed  upon full and partial  withdrawals  (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

The Contract  provides for a death  benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit," page 22 for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  Annuity  Payments under the fixed
Annuity Options. See "Annuity Payments," page 25.

FREE-LOOK RIGHT

You may return the Contract  within the Free-Look  Period,  which is generally a
10-day  period  beginning  when you receive  the  Contract.  In this event,  the
Company  will refund to you the amount of  purchase  payments  allocated  to the
Fixed Interest  Account plus the Account Value in the  Subaccounts.  The Company will refund  purchase  payments  allocated  to the  Subaccounts  rather than the
Account  Value in those states and  circumstances  in which it is required to do
so. See "Free-Look Right," page 22.

CHARGES AND DEDUCTIONS

The Company  does not deduct a sales load from  purchase  payments.  The Company will deduct certain charges in connection with the Contract as described below.

>  MORTALITY AND EXPENSE RISK CHARGE The Company deducts a daily charge from the assets of each  Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each Subaccount's  average daily net assets.  See "Mortality and Expense Risk Charge," page 24.

>  PREMIUM  TAX CHARGE The Company  assesses a premium  tax charge to  reimburse itself for any premium  taxes that it incurs with  respect to this  Contract.
   This charge will usually be deducted when Annuity Payments begin or upon full withdrawal  if  the  Company  incurs  a  premium  tax.  Partial  withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium  tax  is  incurred  on  the  withdrawal  by  the  Company  and is not refundable.  The Company  reserves the right to deduct such taxes when due or anytime  thereafter.  Premium tax rates  currently range from 0% to 3.5%. See
   "Premium Tax Charge," page 24.

>  OTHER  EXPENSES  The Company  pays the  operating  expenses  of the  Separate
   Account.  Investment  management fees and operating expenses of the Funds are paid by the Funds and are  reflected  in the net asset value of Fund  shares.
   For a description of these charges and expenses, see the prospectuses for the
   Portfolios.

CONTACTING THE COMPANY

You should  direct all  written  requests,  notices,  and forms  required by the
Contract,  and any questions or inquiries to the T. Rowe Price Variable  Annuity
Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440, 1-800-469-6587.

EXPENSE TABLE
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The purpose of this table is to assist you in  understanding  the various  costs and expenses that you will bear directly and indirectly if you allocate  Account
Value to the Subaccounts.  The table reflects any contractual charges,  expenses of the Separate Account,  and charges and expenses of the Portfolios.  The table does not reflect premium taxes that may be imposed by various jurisdictions. See
"Premium Tax  Charge,"  page 24. The  information  contained in the table is not applicable to amounts allocated to the Fixed Interest Account.

For a complete description of a Contract's costs and expenses,  see "Charges and
Deductions," page 24. For a more complete  description of each Portfolio's costs and expenses, see the Portfolio prospectuses, which accompany this Prospectus.

TABLE 1
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CONTRACTOWNER TRANSACTION EXPENSES

Sales Load on Purchase Payments                                            None

CONTRACTUAL EXPENSES

Annual Maintenance Fee                                                     None

ANNUAL SEPARATE ACCOUNT EXPENSES

Annual Mortality and Expense Risk Charge
(as a percentage of each Subaccount's average daily net assets)            0.55%
                                                                           -----

Total Annual Separate Account Expenses                                     0.55%

ANNUAL PORTFOLIO EXPENSES (AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET
ASSETS)

                                                                         TOTAL
                                               MANAGEMENT    OTHER     PORTFOLIO
                                                 FEE(1)     EXPENSES   EXPENSES

T. Rowe Price New America Growth Portfolio..      .85%         0%        .85%
T. Rowe Price Mid-Cap Growth Portfolio......      .85%         0%        .85%
T. Rowe Price Equity Income Portfolio.......      .85%         0%        .85%
T. Rowe Price Personal Strategy
  Balanced Portfolio........................      .90%         0%        .90%
T. Rowe Price Blue Chip Growth Portfolio....      .85%         0%        .85%
T. Rowe Price Health Sciences Portfolio.....      .95%         0%        .95%
T. Rowe Price Equity Index 500 Portfolio....      .40%         0%        .40%
T. Rowe Price Limited-Term Bond Portfolio...      .70%         0%        .70%
T. Rowe Price Prime Reserve Portfolio.......      .55%         0%        .55%
T. Rowe Price International Stock Portfolio.     1.05%         0%        1.05%
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1  The management fee includes the ordinary expenses of operating the Funds.

EXAMPLES

The examples presented below show expenses that you would pay at the end of one, three,  five, or ten years.  The examples show expenses based upon an allocation of $1,000 to each of the Subaccounts and a hypothetical annual return of 5%.

You should not consider the examples  below a  representation  of past or future expenses.  Actual  expenses  may be greater or lesser than those  shown.  The 5%
return  assumed in the examples is  hypothetical  and should not be considered a representation of past or future actual returns,  which may be greater or lesser than the assumed amount.

EXAMPLE - You would pay the expenses shown below during the Accumulation  Period and during the Annuity Period:

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                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS

New America Growth Subaccount...........    $14       $44       $77       $168
Mid-Cap Growth Subaccount...............    $14       $44       $77       $168
Equity Income Subaccount................    $14       $44       $77       $168
Personal Strategy Balanced Subaccount...    $15       $46       $79       $174
Blue Chip Growth Subaccount.............    $14       $44       $77       $168
Health Sciences Subaccount..............    $15       $47       $82       $179
Equity Index 500 Subaccount.............    $10       $30       $53       $117
Limited-Term Bond Subaccount............    $13       $40       $69       $151
Prime Reserve Subaccount................    $11       $35       $61       $134
International Stock Subaccount..........    $16       $50       $87       $190
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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following condensed financial  information presents accumulation unit values for each of the years in the period ended  December 31, 2000,  as well as ending accumulation units outstanding under each Subaccount.

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                            2000        1999        1998        1997        1996      1995
NEW AMERICA GROWTH
  SUBACCOUNT*
Accumulation unit
  value:
  Beginning of
    period..........      $24.91      $22.72      $19.28      $16.00      $13.40    $10.00
  End of period.....      $21.73      $24.91      $22.72      $19.28      $16.00    $13.40
Accumulation units:
  Outstanding at the
    end of period...   1,908,677   2,069,472   2,269,650   2,030,514   1,596,903   333,934

EQUITY INCOME
  SUBACCOUNT*
Accumulation unit
  value:
  Beginning of
    period..........      $21.07      $20.42      $18.84      $14.70      $12.37    $10.00
  End of period.....      $22.92      $21.07      $20.42      $18.84      $14.70    $12.37
Accumulation units:
  Outstanding at the
    end of period...   2,460,350   3,159,785   3,428,903   3,450,047   1,902,935   365,712

PERSONAL STRATEGY
BALANCED SUBACCOUNT*
Accumulation unit
  value:
  Beginning of
    period..........      $19.44      $18.04      $15.86      $13.51      $11.90    $10.00
  End of period.....      $19.07      $19.44      $18.04      $15.86      $13.51    $11.90
Accumulation units:
  Outstanding at the
    end of period...   1,182,328   1,207,707   1,257,891     983,602     599,843   148,349

LIMITED TERM-BOND
  SUBACCOUNT*
Accumulation unit
  value:
  Beginning of
    period..........      $12.28      $12.38      $11.60      $10.93      $10.64    $10.00
  End of period.....      $13.00      $12.28      $12.38      $11.60      $10.93    $10.64
Accumulation units:
  Outstanding at the
    end of period...     609,235     718,369     926,046     626,694     445,079    86,891

MID-CAP GROWTH
  SUBACCOUNT**
Accumulation unit
  value:
  Beginning of
    period..........      $17.47      $14.34      $11.82      $10.00
  End of period.....      $18.53      $17.47      $14.34      $11.82
Accumulation units:
  Outstanding at the
    end of period...   2,197,854   1,730,183   1,508,570   1,100,979

PRIME RESERVE
  SUBACCOUNT**
Accumulation unit
  value:
  Beginning of
    period..........      $11.44      $10.97      $10.48      $10.00
  End of period.....      $11.96      $11.44      $10.97      $10.48
Accumulation units:
  Outstanding at the
    end of period...   1,390,991   1,614,807   1,367,278     769,829

INTERNATIONAL STOCK
  SUBACCOUNT*
Accumulation unit
  value:
  Beginning of
    period..........      $19.83      $15.08      $13.09      $12.77      $11.19    $10.00
  End of period.....      $15.86      $19.83      $15.08      $13.09      $12.77    $11.19
Accumulation units:
  Outstanding at the
    end of period...   1,688,576   1,556,280   1,554,164   1,562,428   1,124,821   218,427
------------------------------------------------------------------------------------------
 *These Subaccounts commenced operations on April 3, 1995.
**These Subaccounts commenced operations on January 2, 1997.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY

The Company is a life insurance company organized under the laws of the State of
Kansas. It was organized originally as a fraternal benefit society and commenced business  February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950. On July 31, 1998, the Company  converted from a mutual  life  insurance  company to a stock life  insurance  company  ultimately controlled by Security Benefit Mutual Holding  Company,  a Kansas mutual holding company.  Membership interests of persons who were Contractowners as of July 31,
1998 became  membership  interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire  policies from the Company after that date automatically become members in the mutual holding company.

The  Company  offers a complete  line of life  insurance  policies  and  annuity contracts,  as well as financial and retirement  services.  It is admitted to do business in the District of Columbia,  and in all states  except New York. As of the end of 2000,  the Company had total assets of  approximately  $8.3  billion.
Together with its subsidiaries,  the Company has total funds under management of approximately $10.3 billion.

PUBLISHED RATINGS

The Company may from time to time publish in  advertisements,  sales literature, and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating  organizations such as A.M. Best Company and Standard
& Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the
A.M.  Best  Company  reviews the  financial  status of  thousands  of  insurers, culminating in the  assignment of Best's  Ratings.  These ratings  reflect their current opinion of the relative financial strength and operating  performance of an insurance  company in  comparison to the norms of the  life/health  insurance industry.  In addition,  the claims-paying ability of the Company as measured by
Standard  &  Poor's   Insurance   Ratings   Services   may  be  referred  to  in
advertisements  or sales  literature or in reports to Owners.  These ratings are opinions of an  operating  insurance  company's  financial  capacity to meet the obligations  of its  insurance  and annuity  policies in  accordance  with their terms.  Such ratings do not reflect the  investment  performance of the Separate
Account or the degree of risk  associated  with an  investment  in the  Separate
Account.

SEPARATE ACCOUNT

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

The Company established the T. Rowe Price Variable Annuity Account as a separate account  under Kansas law on March 28,  1994.  The  Contract  provides  that the income, gains, or losses of the Separate Account,  whether or not realized,  are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Company owns the assets in the  Separate  Account  and is required  to  maintain  sufficient  assets in the
Separate  Account to meet all Separate Account  obligations  under the Contract.
Such  Separate  Account  assets  are not  subject  to  claims  of the  Company's creditors.  The Company may transfer to its General  Account  assets that exceed anticipated  obligations of the Separate Account.  All obligations arising under the Contracts are general corporate  obligations of the Company. The Company may invest its own assets in the  Separate  Account for other  purposes,  but not to support contracts other than variable annuity  contracts,  and may accumulate in the Separate  Account  proceeds from  Contract  charges and  investment  results applicable to those assets.

The Separate  Account is currently  divided into ten  Subaccounts.  The Contract provides that income,  gains and losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount  without  regard to the income,  gains,  or losses in the other  Subaccounts.  Each  Subaccount  invests exclusively in shares of a specific  Portfolio of one of the Funds.  The Company may in the future  establish  additional  Subaccounts  of the Separate  Account, which may invest in other Portfolios of the Funds or in other securities, mutual funds, or investment vehicles. Under its contract with the underwriter,  T. Rowe
Price Investment Services, Inc. ("Investment Services"),  the Company cannot add new Subaccounts, or substitute shares of another portfolio,  without the consent of  Investment  Services,  unless (1) such  change is  necessary  to comply with applicable laws, (2) shares of any or all of the Portfolios  should no longer be available for  investment,  or (3) the Company  receives an opinion from counsel acceptable to Investment  Services that  substitution is in the best interest of
Contractowners  and that further  investment in shares of the Portfolio(s) would cause undue risk to the Company. For more information about the underwriter, see
"Distribution of the Contract," page 41.

The Separate Account is registered with the SEC as a unit investment trust under the Investment  Company Act of 1940 (the "1940 Act").  Registration with the SEC does not involve  supervision  by the SEC of the  administration  or  investment practices of the Separate Account or of the Company.

THE FUNDS

The T. Rowe Price Equity  Series,  Inc.,  the T. Rowe Price Fixed Income Series,
Inc., and the T. Rowe Price International Series, Inc. are diversified, open-end management  investment  companies of the series type.  The Funds are  registered with the SEC under the 1940 Act. Such registration does not involve  supervision by the SEC of the investments or investment policy of the Funds.  Together,  the
Funds currently have ten separate  Portfolios,  each of which pursues  different investment objectives and policies.

In  addition  to the  Separate  Account,  shares of the Funds are being  sold to variable  life  insurance  and  variable  annuity  separate  accounts  of  other insurance companies,  including insurance companies affiliated with the Company.
In the future, it may be disadvantageous  for variable annuity separate accounts of other life insurance companies,  or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in the
Funds.   Currently   neither  the  Company  nor  the  Funds   foresee  any  such
disadvantages  to either  variable  annuity  owners or variable  life  insurance owners.  The  management  of the Funds  intends  to  monitor  events in order to identify any material  conflicts  between or among  variable  annuity owners and variable life insurance  owners and to determine what action,  if any, should be taken in response. In addition, if the Company believes that any Fund's response to any of those events or conflicts insufficiently protects Owners, it will take
appropriate   action  on  its  own.  For  more  information  see  the  Portfolio prospectuses.

A summary of the  investment  objective  of each  Portfolio  of the Funds is set forth  below.  There can be no  assurance  that any  Portfolio  will achieve its objective.  More detailed information is contained in the accompanying Portfolio prospectuses, including information on the risks associated with the investments and investment techniques of each Portfolio.

THE  PORTFOLIO  PROSPECTUSES  ACCOMPANY  THIS  PROSPECTUS  AND  SHOULD  BE  READ
CAREFULLY BEFORE INVESTING.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

The investment objective of the New America Growth Portfolio is long-term growth of capital  through  investments  primarily  in the common  stocks of  companies operating in sectors T. Rowe Price  believes will be the fastest  growing in the
United States.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

The investment objective of the Mid-Cap Growth Portfolio is to provide long-term capital  appreciation  by investing  primarily in common stocks of  medium-sized growth companies.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

The  investment   objective  of  the  Equity  Income  Portfolio  is  to  provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

The investment  objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time  consistent  with an emphasis on both capital appreciation and income.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

The investment  objective of the Blue Chip Growth Portfolio is to seek long term capital  growth by  investing  primarily  in common  stocks of high quality U.S.
growth companies. Income is a secondary objective.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

The investment  objective of the Health Sciences  Portfolio is to seek long term capital  appreciation  by investing  primarily in the common stocks of companies engaged in the research, development,  production or distribution of products or services related to health care, medicine, or the life sciences.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO*

The  investment  objective  of the Equity  Index 500  Portfolio  is to match the performance of the Standard & Poor's 500 Stock Index(R).  The S&P 500 is made up of primarily large  capitalization  companies that represent a broad spectrum of the U.S.  economy  and a  substantial  part of the  U.S.  stock  market's  total capitalization.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

The investment  objective of the  Limited-Term  Bond Portfolio is to seek a high level  of  income  consistent  with  moderate  price  fluctuation  by  investing primarily in short- and intermediate-term investment grade debt securities.

T. ROWE PRICE PRIME RESERVE PORTFOLIO

The investment  objectives of the Prime Reserve  Portfolio are  preservation  of capital,  liquidity,  and,  consistent with these,  the highest possible current income, by investing primarily in high-quality money market securities.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

The  investment  objective  of the  International  Stock  Portfolio  is to  seek long-term  growth of capital through  investments  primarily in common stocks of established, non-U.S. companies.

*"Standard & Poor's,"  "S&P,"  "S&P 500,"  "Standard & Poor's 500" and "500" are
 trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by
 T. Rowe Price.  The Portfolio is not sponsored,  endorsed,  sold or promoted by
 Standard & Poor's and Standard & Poor's makes no  representation  regarding the advisability of investing in the Portfolio.

THE INVESTMENT ADVISERS

T. Rowe Price  Associates,  Inc. ("T.  Rowe  Price"),  located at 100 East Pratt
Street,  Baltimore,  Maryland  21202,  serves  as  Investment  Adviser  to  each
Portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price
International, Inc. ("TRP International"), an affiliate of T. Rowe Price, serves as Investment Adviser to the T. Rowe Price  International  Stock Portfolio.  TRP
International's  U.S.  office is located at 100 East  Pratt  Street,  Baltimore,
Maryland  21202.  T. Rowe Price is  responsible  for selection and management of portfolio  investments for each Portfolio except the T. Rowe Price International
Stock  Portfolio,  and  TRP  International  is  responsible  for  selection  and management of portfolio  investments for that  Portfolio.  T. Rowe Price and TRP
International are registered with the SEC as investment advisers.

T. Rowe Price and TRP International are not affiliated with the Company, and the
Company  has  no  responsibility   for  the  management  or  operations  of  the
Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

The Company  issues the Contract  offered by this  Prospectus.  It is a flexible premium  deferred  variable  annuity.  To the extent that you  allocate all or a
portion  of  your  purchase  payments  to  the  Subaccounts,   the  Contract  is
significantly  different  from a fixed annuity  contract in that it is the Owner who assumes the risk of  investment  gain or loss rather than the Company.  When you are ready to begin receiving Annuity Payments, the Contract provides several
Annuity Options under which the Company will pay periodic Aannuity Payments on a variable  basis, a fixed basis,  or both,  beginning on the Annuity Payout Date.
The amount  that will be  available  for  Annuity  Payments  will  depend on the investment  performance of the  Subaccounts to which you have allocated  Account
Value  and the  amount of  interest  credited  on  Account  Value  that you have allocated to the Fixed Interest Account.

The Contract is available for purchase by an  individual as a non-tax  qualified retirement  plan  ("Non-Qualified  Plan").  The  Contract is also  eligible  for purchase as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA under  Section  408A,  of the Internal  Revenue  Code  ("Qualified
Plan").  You may name Joint  Owners  only on a  Contract  issued  pursuant  to a
Non-Qualified Plan.

If you are  purchasing  the  Contract as an  investment  vehicle for an IRA, you should  consider that the Contract does not provide any additional tax advantage to that already  available  through the IRA itself.  However,  the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries and annuity options which guarantee income for life.

APPLICATION FOR A CONTRACT

If you wish to purchase a Contract, you may submit an application and an initial purchase  payment to the Company,  as well as any other form or information that the Company may require.  The initial  purchase payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services
("T. Rowe Price  Funds"),  you may elect on the  application to redeem shares of that  fund(s) and  forward the  redemption  proceeds  to the  Company.  Any such transaction shall be effected by Investment Services,  the distributor of the T.
Rowe Price Funds and the  Contract.  If you redeem fund shares,  it is a sale of shares for tax  purposes,  which may result in a taxable  gain or loss.  You may obtain an application by contacting the T. Rowe Price Variable  Annuity  Service
Center.  The Company  reserves  the right to reject an  application  or purchase payment for any reason,  subject to the  Company's  underwriting  standards  and
guidelines   and   any   applicable   state   or   federal   law   relating   to
nondiscrimination.

The maximum age of an Owner or Annuitant  for which a Contract will be issued is
85. If there  are Joint  Owners or  Annuitants,  the  maximum  issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS

If you are purchasing a Contract as a  Non-Qualified  Plan, the minimum  initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic  Investment
Program).  If you are  purchasing  a Contract as a Qualified  Plan,  the minimum initial  purchase  payment  is  $2,000  ($25 if made  pursuant  to an  Automatic
Investment  Program).  Thereafter,  you may choose the amount and  frequency  of purchase payments, except that the minimum subsequent purchase payment is $1,000
($200 if made  pursuant to an Automatic  Investment  Program) for  Non-Qualified
Plans and $500 ($25 if made  pursuant to an  Automatic  Investment  Program) for
Qualified   Plans.   The  Company  may  reduce  the  minimum   purchase  payment
requirements  under  certain  circumstances,  such  as for  group  or  sponsored arrangements.  Cumulative  purchase  payments  exceeding  $1 million will not be accepted under a Contract without prior approval of the Company.

The Company  will apply the initial  purchase  payment not later than the end of the second Valuation Date after the Valuation Date it is received at the T. Rowe
Price Variable  Annuity  Service Center;  provided that the purchase  payment is preceded or accompanied by an application that contains  sufficient  information to  establish  an account and  properly  credit such  purchase  payment.  If the
Company  does not receive a complete  application,  the Company  will notify you that it does not have the necessary  information to issue a Contract.  If you do not provide the  necessary  information  within five  Valuation  Dates after the
Valuation Date on which the Company first receives the initial  purchase payment or if the Company determines it cannot otherwise issue the Contract, the Company will  return the  initial  purchase  payment  to you  unless you  consent to the
Company retaining the purchase payment until the application is made complete.

The  Company  will  credit  subsequent  purchase  payments  as of the end of the
Valuation  Period  in which  they are  received  at the T. Rowe  Price  Variable
Annuity  Service  Center.  You may make  purchase  payments  after  the  initial purchase  payment at any time prior to the Annuity  Payout Date,  so long as the
Owner is living.  Subsequent  purchase  payments  under a Qualified  Plan may be limited by the terms of the plan and  provisions  of the Internal  Revenue Code.
Subsequent  purchase payments may be paid under an Automatic  Investment Program or,  if you own  shares  of one or more T.  Rowe  Price  Funds,  you may  direct
Investment  Services to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent  purchase  payment.  The minimum initial purchase  payment  must be paid  before the  Company  will  accept an  Automatic
Investment  Program.  If you redeem fund shares,  it is a sale of shares for tax purposes, which may result in a taxable gain or loss.

ALLOCATION OF PURCHASE PAYMENTS

In an  application  for a  Contract,  you  select the  Subaccounts  or the Fixed
Interest  Account to which purchase  payments will be allocated.  The allocation must be a whole  percentage.  Purchase  payments will be allocated  according to your  instructions  contained  in the  application  or more recent  instructions received,  if any, except that no purchase payment  allocation is permitted that would  result  in  less  than  5% of any  payment  being  allocated  to any  one
Subaccount or the Fixed  Interest  Account.  Available  allocation  alternatives include the ten Subaccounts and the Fixed Interest Account.

You may change your purchase  payment  allocation  instructions  by submitting a proper written request to the T. Rowe Price Variable  Annuity Service Center.  A
proper change in allocation  instructions  will be effective upon receipt at the
T. Rowe Price Variable  Annuity Service Center and will continue in effect until subsequently  changed.  You may also change  your  purchase  payment  allocation instructions by telephone. Changes in the allocation of future purchase payments have no effect on existing  Account Value.  You may,  however,  exchange Account
Value among the  Subaccounts  and the Fixed  Interest  Account as  described  in
"Exchanges of Account Value," page 20.

DOLLAR COST AVERAGING OPTION

Prior to the Annuity Payout Date, you may dollar cost average your Account Value by authorizing the Company to make periodic  exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic  method of investing in which  securities  are purchased at regular intervals  in fixed  dollar  amounts  so that the  cost of the  securities  gets averaged  over time and possibly  over various  market  cycles.  The option will result in the exchange of Account  Value from one  Subaccount  to one or more of the other  Subaccounts.  Amounts exchanged under this option will be credited at the  Subaccount's  price  as of the end of the  Valuation  Dates  on  which  the exchanges are effected.  Since the price of a  Subaccount's  Accumulation  Units will vary, the amounts allocated to a Subaccount will result in the crediting of a  greater  number of units  when the price is low and a lesser  number of units when the price is high. Similarly,  the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's price is low and a lesser number of units when the price is high.  Dollar cost  averaging does not guarantee profits, nor does it assure that you will not have losses.

You may  request a Dollar  Cost  Averaging  Request  form from the T. Rowe Price
Variable Annuity Service Center. On the form, you must designate whether Account
Value is to be  exchanged  on the basis of a  specific  dollar  amount,  a fixed period or earnings  only,  the  Subaccount or  Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges,  which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the  exchanges  shall  continue or the total amount to be  exchanged  over time.

To elect the Dollar Cost Averaging  Option,  your Account Value must be at least
$5,000,  ($2,000  for a Contract  funding a Qualified  Plan),  and a Dollar Cost
Averaging  Request in proper form must be received at the T. Rowe Price Variable
Annuity Service Center.  The Company will not consider the Dollar Cost Averaging
Request form to be complete  until your  Account  Value is at least the required amount.  You may not have in effect at the same time Dollar Cost  Averaging  and
Asset Rebalancing Options.

After the Company has received a Dollar Cost Averaging Request in proper form at the T. Rowe Price Variable  Annuity  Service  Center,  the Company will exchange
Account  Value in the  amounts  you  designate  from the  Subaccount  from which exchanges are to be made to the Subaccount or Subaccounts  you have chosen.  The minimum  amount that may be exchanged is $200 and the minimum amount that may be allocated to any one Subaccount is $25. The Company will effect each exchange on the date you  specify or if no date is  specified,  on the  monthly,  quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the T. Rowe Price Variable Annuity Service Center of a
Dollar Cost Averaging  Request in proper form.  Exchanges will be made until the total  amount  elected  has  been  exchanged,  or  until  Account  Value  in the
Subaccount from which exchanges are made has been depleted. Amounts periodically exchanged  under this option are not included in the six  exchanges per Contract
Year that are allowed as discussed in "Exchanges of Account Value," page 20.

You may  instruct  the  Company at any time to  terminate  the option by written request to the T. Rowe Price Variable Annuity Service Center. In that event, the
Account Value in the  Subaccount  from which  exchanges were being made that has not been  exchanged  will  remain in that  Subaccount  unless  you  instruct  us otherwise.  If you wish to continue  exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged,  or the  Subaccount  has been  depleted,  or after  the  Dollar  Cost
Averaging  Option  has  been  canceled,  you must  complete  a new  Dollar  Cost
Averaging  Request  and send it to the T. Rowe Price  Variable  Annuity  Service
Center.  The  Contract  must meet the $5,000  ($2,000  for a Contract  funding a
Qualified  Plan)  minimum  required  amount of Account  Value at that time.  The
Company may discontinue,  modify, or suspend the Dollar Cost Averaging Option at any time provided  that, as required by its contract with  Investment  Services, the Company first obtains the consent of Investment Services.

Account  Value also may be dollar cost  averaged  to or from the Fixed  Interest
Account,  subject to certain  restrictions  described  under "The Fixed Interest
Account," page 29.

ASSET REBALANCING OPTION

Prior to the Annuity Payout Date, you may authorize the Company to automatically exchange  Account  Value  each  quarter  to  maintain  a  particular  percentage allocation among the Subaccounts. The Account Value allocated to each Subaccount will grow or decline in value at different  rates during the quarter,  and Asset
Rebalancing  automatically reallocates the Account Value in the Subaccounts each quarter to the allocation you select.  Asset Rebalancing is intended to exchange
Account  Value  from those  Subaccounts  that have  increased  in value to those
Subaccounts that have declined in value. Over time, this method of investing may help you to buy low and sell high,  although  there can be no assurance of this.
This investment method does not guarantee  profits,  nor does it assure that you will not have losses.

To elect  the Asset  Rebalancing  Option,  the  Account  Value  must be at least
$10,000  ($2,000  for  a  Contract  funding  a  Qualified  Plan)  and  an  Asset
Rebalancing  Request  in proper  form  must be  received  at the T.  Rowe  Price
Variable  Annuity  Service  Center.  You may not have in effect at the same time
Dollar  Cost  Averaging  and Asset  Rebalancing  Options.  An Asset  Rebalancing
Request form is  available  upon  request.  On the form,  you must  indicate the applicable  Subaccounts  and the  percentage  of Account  Value which  should be allocated to each of the  applicable  Subaccounts  each quarter  under the Asset
Rebalancing  Option.  If the Asset  Rebalancing  Option is elected,  all Account
Value  allocated to the  Subaccounts  must be included in the Asset  Rebalancing
Option.

This option will result in the  exchange of Account  Value to one or more of the
Subaccounts on the date you specify or, if no date is specified,  on the date of the  Company's  receipt of the Asset  Rebalancing  Request in proper form and on each  quarterly  anniversary  of the  applicable  date  thereafter.  The amounts exchanged  will be credited at the price of the  Subaccount as of the end of the
Valuation  Dates on which  the  exchanges  are  effected.  Amounts  periodically exchanged  under this option are not included in the six  exchanges per Contract
Year that are allowed as discussed below.

You may  instruct  the Company at any time to  terminate  this option by written request to the T. Rowe Price Variable  Annuity Service Center.  This option will terminate  automatically  in the event that you exchange  Account Value (outside the Asset Rebalancing Option) by written request or telephone  instructions.  In either event,  the Account Value in the Subaccounts  that has not been exchanged will remain in those Subaccounts  regardless of the percentage allocation unless you instruct us otherwise.  If you wish to resume Asset Rebalancing after it has been canceled,  you must complete a new Asset Rebalancing  Request form and send it to the T. Rowe Price Variable  Annuity Service  Center.  The Account Value at
the time the  request is made must be at least  $10,000  ($2,000  for a Contract funding a Qualified Plan). The Company may discontinue,  modify,  or suspend the
Asset Rebalancing  Option at any time provided that, as required by its contract with  Investment  Services,  the Company first obtains the consent of Investment
Services.

Account Value  allocated to the Fixed Interest  Account may be included in Asset
Rebalancing, subject to certain restrictions described under "The Fixed Interest
Account," page 29.

EXCHANGES OF ACCOUNT VALUE

Prior to the Annuity  Payout  Date,  you may  exchange  Account  Value among the
Subaccounts  upon proper written  request to the T. Rowe Price Variable  Annuity
Service  Center.  You may  exchange  Account  Value  (other  than  exchanges  in connection  with the Dollar  Cost  Averaging  or Asset  Rebalancing  Options) by
telephone if an  Authorization  for  Telephone  Requests  form has been properly completed,  signed,  and filed at the T. Rowe  Price  Variable  Annuity  Service
Center.  Up to six  exchanges  are  allowed in any  Contract  Year.  The minimum exchange  amount is $500 ($200 under the Dollar Cost Averaging  Option),  or the amount remaining in a given Subaccount.

You may also  exchange  Account  Value  between  the  Subaccounts  and the Fixed
Interest  Account;  however,  exchanges from the Fixed  Interest  Account to the
Subaccounts are restricted as described under "The Fixed Interest Account," page
29. For a discussion of exchanges  after the Annuity  Payout Date,  see "Annuity
Payments," page 25.

The Company reserves the right at a future date, to waive or limit the number of exchanges  permitted  each  Contract  Year, to suspend  exchanges,  to limit the amount  of  Account  Value  that may be  subject  to  exchanges  and the  amount remaining in an account after an exchange,  to impose conditions on the right to exchange and to discontinue  telephone  exchanges  provided that, as required by its contract with Investment Services,  the Company first obtains the consent of
Investment Services.

ACCOUNT VALUE

The Account  Value is the sum of the  amounts  under the  Contract  held in each
Subaccount and the Fixed Interest Account. Account Value is determined as of any
Valuation  Date during the  Accumulation  Period and during the  Annuity  Period under Annuity Options 5 through 7.

On each  Valuation  Date,  the portion of the  Account  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount for that date. See  "Determination  of Account Value," below. No minimum  amount of Account Value is guaranteed.  You bear the entire  investment risk relating to the investment  performance  of Account Value  allocated to the
Subaccounts.

DETERMINATION OF ACCOUNT VALUE

Account Value will vary to a degree that depends upon several factors, including investment  performance of the  Subaccounts to which you have allocated  Account
Value,  payment of subsequent purchase payments,  partial  withdrawals,  annuity payments under Options 5 through 7 and the charges  assessed in connection  with the  Contract.  The amounts  allocated  to the  Subaccounts  will be invested in shares of the corresponding  Portfolios of the Funds. The investment performance of the  Subaccounts  will reflect  increases or decreases in the net asset value per share of the  corresponding  Portfolios  and any dividends or  distributions declared by the corresponding  Portfolios.  Any dividends or distributions  from any Portfolio will be automatically  reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets  in the  Subaccounts  are  divided  into  Accumulation  Units,  which are accounting  units of measure  used to calculate  the value of a  Contractowner's interest in a Subaccount.  When you allocate  purchase payments to a Subaccount, your Contract is credited with  Accumulation  Units.  The number of Accumulation
Units to be credited is determined  by dividing the dollar  amount  allocated to the particular  Subaccount by the price for the particular  Subaccount as of the end of the Valuation  Period during which the purchase  payment is credited.  In addition,  other transactions including full or partial withdrawals,  exchanges, annuity  payments  under  Options 5 through 7 and  assessment  of premium  taxes against the Contract,  all affect the number of Accumulation Units credited to a
Contract.  The number of units  credited or debited in connection  with any such transaction  is determined by dividing the dollar amount of such  transaction by the price of the affected Subaccount. The price of each Subaccount is determined as of each  Valuation  Date.  The number of  Accumulation  Units  credited  to a
Contract  will  not be  changed  by any  subsequent  change  in the  value of an
Accumulation Unit, but the price of an Accumulation Unit may vary from Valuation
Date  to  Valuation  Date  depending  upon  the  investment  experience  of  the
Subaccount and charges against the Subaccount.

The price of each  Subaccount's  units initially was $10.  Determination  of the price of a  Subaccount  takes into  account the  following:  (1) the  investment performance of the Subaccount, which is based upon the investment performance of the  corresponding  Portfolio of the Funds,  (2) any dividends or  distributions paid by the  corresponding  Portfolio,  (3) the  charges,  if any,  that  may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount, and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS

Prior to the  Annuity  Payout  Date,  you may  surrender  the  Contract  for its
Withdrawal  Value or make a  partial  withdrawal  of  Account  Value.  A full or partial  withdrawal,  including a systematic  withdrawal,  may be taken from the
Account Value at any time while the Owner is living,  subject to restrictions on partial  withdrawals  of  Account  Value  from the Fixed  Interest  Account  and limitations under applicable law.  Withdrawals after the Annuity Payout Date are permitted only under Annuity  Options 5 through 8. See "Annuity  Payments," page
25. A full or partial  withdrawal request will be effective as of the end of the
Valuation  Period that a proper written request is received at the T. Rowe Price
Variable  Annuity  Service  Center.  A proper  written  request must include the written  consent  of any  effective  assignee  or  irrevocable  Beneficiary,  if applicable.  You may direct Investment  Services to apply the proceeds of a full or partial  withdrawal  to the  purchase of shares of one or more of the T. Rowe
Price Funds by so indicating in your written withdrawal request.

The proceeds  received upon a full withdrawal will be the Contract's  Withdrawal
Value.  The Withdrawal  Value  generally is equal to the Account Value as of the end of the Valuation Period during which a proper withdrawal request is received at the T. Rowe Price Variable Annuity Service Center, less any premium taxes due and paid by the Company.  The  Withdrawal  Value during the Annuity Period under
Option 8 is the present value of future annuity  payments  calculated  using the assumed interest rate, less any premium taxes due and paid by the Company.  (See
"Annuity Payments," page 25.)

You may request a partial withdrawal as a specified  percentage or dollar amount of  Account  Value.  Each  partial  withdrawal  must  be at  least  $500  except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company in  accordance  with the amount  specified in the partial withdrawal request.  Upon payment, the Account Value will be reduced by an amount equal to the payment and any  applicable  premium tax. If a partial withdrawal is requested  that would leave the  Withdrawal  Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

The amount of a partial  withdrawal  will be deducted  from the Account Value in the Subaccounts and the Fixed Interest  Account,  according to your instructions to the Company,  subject to the  restrictions  on partial  withdrawals  from the
Fixed Interest Account. See "The Fixed Interest Account," page 29. If you do not specify the allocation,  the Company will contact you for instructions,  and the withdrawal will be effected as of the end of the Valuation  Period in which such instructions are obtained. A full or partial withdrawal,  including a systematic withdrawal,  may be subject to a premium tax charge to reimburse the Company for any tax on  premiums  on a Contract  that may be  imposed by various  states and municipalities. See "Premium Tax Charge," page 24.

A full or partial withdrawal,  including a systematic withdrawal,  may result in receipt  of  taxable  income  to the Owner  and,  if made  prior to the  Owner's attaining age 59 1/2, may be subject to a 10% penalty tax. You should  carefully consider the tax consequences of a withdrawal  under the Contract.  See "Federal
Tax Matters," page 33.

SYSTEMATIC WITHDRAWALS

The  Company  currently  offers a feature  under  which you may elect to receive systematic  withdrawals  of  Account  Value  by  sending  a  properly  completed
Systematic Withdrawal Request form to the T. Rowe Price Variable Annuity Service
Center.  Systematic  withdrawals  are available only prior to the Annuity Payout
Date. You may direct  Investment  Services to apply the proceeds of a systematic withdrawal  to the  purchase of shares of one or more of the T. Rowe Price Funds by so indicating on the  Systematic  Withdrawal  Request form. A proper  request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary,  if applicable.  You may designate the systematic withdrawal amount as a  percentage  of Account  Value  allocated to the  Subaccounts  and/or Fixed
Interest Account, as a specified dollar amount, as all earnings in the Contract, or as  based  upon  the  life  expectancy  of  the  Owner  or  the  Owner  and a beneficiary, and the desired frequency of the systematic withdrawals,  which may be monthly, quarterly,  semiannual, or annual. You may stop or modify systematic withdrawals  upon proper written  request to the T. Rowe Price Variable  Annuity
Service  Center at least 30 days in advance of the requested date of termination or modification.

Each systematic  withdrawal  must be at least $100.  Upon payment,  your Account
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  premium taxes. Any systematic  withdrawal that equals or exceeds the
Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the  Withdrawal  Value.  The  Contract  will automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

The  Company  will  effect  each  systematic  withdrawal  as of  the  end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the  systematic  withdrawal  will be allocated  to your Account  Value in the
Subaccounts and the Fixed Interest Account based on your instructions.

The  Company  may,  at any time,  discontinue,  modify,  or  suspend  systematic withdrawals provided that, as required by its contract with Investment Services, the  Company  first  obtains  the  consent of  Investment  Services.  Systematic withdrawals  from Account  Value  allocated to the Fixed  Interest  Account must provide for payments over a period of not less than 36 months as described under
"The Fixed  Interest  Account," page 29. You should  consider  carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax imposed on withdrawals made prior to the Owner's  attaining age 59 1/2. See "Federal Tax
Matters," page 33.

FREE-LOOK RIGHT

You may return a Contract  within the  Free-Look  Period,  which is  generally a
10-day period  beginning  when you receive the Contract.  The returned  Contract will then be deemed  void and the  Company  will  refund any  purchase  payments allocated  to  the  Fixed  Interest  Account  plus  the  Account  Value  in  the
Subaccounts  as of the end of the  Valuation  Period  during  which the returned
Contract is received by the Company.  The Company will return purchase  payments allocated  to the  Subaccounts  rather than  Account  Value in those  states and circumstances in which it is required to do so.

DEATH BENEFIT

If the Owner dies during the Accumulation Period, the Company will pay the death benefit  proceeds to the  Designated  Beneficiary  upon  receipt of due proof of death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be payable upon receipt of due proof of death of either Owner during the  Accumulation  Period and instructions regarding  payment.  If the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements," page 23. If the
Owner is not a natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant  during the  Accumulation  Period and instructions regarding payment, and the amount of the death benefit is based on the age of the oldest  Annuitant on the date the Contract was issued.  If the death of an Owner occurs on or after the Annuity  Payout Date, any death benefit will be determined  according to the terms of the Annuity  Option.  See "Annuity
Options," page 26.

The death  benefit  proceeds  will be the death  benefit  reduced by any premium taxes due or paid by the  Company.  If an Owner  dies  during  the  Accumulation
Period and the age of each Owner was 75 or younger on the date the  Contract was issued,  the amount of the death benefit will be the greatest of (1) the Account
Value as of the end of the  Valuation  Period  in which  due  proof of death and instructions  regarding  payment  are  received  at the T. Rowe  Price  Variable
Annuity  Service  Center,  (2) the total  purchase  payments  received  less any reductions caused by previous withdrawals,  or (3) the stepped-up death benefit.
The  stepped-up  death  benefit is: (a) the highest  death benefit on any annual
Contract  anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus (b) any purchase payments made since the applicable fifth annual Contract anniversary, less (c) any withdrawals since the applicable anniversary.

If an Owner dies during the  Accumulation  Period and the Contract was issued to the Owner  after age 75, the  amount of the death  benefit  will be the  Account
Value as of the end of the  Valuation  Period  in which  due  proof of death and instructions  regarding  payment  are  received  at the T. Rowe  Price  Variable
Annuity Service Center.

The death  benefit for Contracts  issued in Florida is different  than the death benefit  described above.  For Contracts  issued in Florida,  the death benefit, regardless  of age at issue,  is the greater of (1) the Account  Value as of the end of the  Valuation  Period  in which  due  proof of  death  and  instructions regarding  payment are received at the T. Rowe Price  Variable  Annuity  Service
Center,  or (2) the total purchase  payments received less any reductions caused by previous withdrawals.

The Company will pay the death benefit proceeds to the Designated Beneficiary in a single sum or under one of the Annuity  Options,  as elected by the Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options.  See "Federal Tax Matters," page 33 for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS

For Contracts  issued in connection with  Non-Qualified  Plans, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue  the  Contract  in force  until the  earlier of the  surviving spouse's  death or the  Annuity  Payout  Date or to  receive  the death  benefit proceeds.  For any Designated  Beneficiary other than a surviving  spouse,  only those  options  may be chosen  that  provide for  complete  distribution  of the
Owner's interest in the Contract within five years of the death of the Owner. If the Designated  Beneficiary is a natural person,  that person  alternatively can elect to begin receiving  annuity  payments within one year of the Owner's death over a period not extending  beyond his or her life or life  expectancy.  If the
Owner of the  Contract is not a natural  person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

For  Contracts  issued in  connection  with  Qualified  Plans,  the terms of any
Qualified Plan and the Internal  Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or
Annuitant.  Because  the rules  applicable  to  Qualified  Plans  are  extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT

If the  Annuitant  dies prior to the  Annuity  Payout  Date,  and the Owner is a natural  person and is not the  Annuitant,  no death  benefit  proceeds  will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the  Annuitant's  death.  If a new  Annuitant  is not named,  the  Company  will designate the Owner as Annuitant.  On the death of the Annuitant on or after the
Annuity  Payout Date,  any death  benefit is  determined  under the terms of the
Annuity Option. See "Annuity Options," page 26.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

The  Company  deducts a daily  charge  from the  assets of each  Subaccount  for mortality  and expense risks  assumed by the Company  under the  Contracts.  The charge  generally  is equal  to an  annual  rate of  0.55% of each  Subaccount's average daily net assets.  This amount is intended to compensate the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contracts and in operating the Subaccounts.

The  expense  risk borne by the  Company is the risk that the  Company's  actual
expenses  in  issuing  and   administering   the  Contracts  and  operating  the
Subaccounts will be more than the profit realized from the mortality and expense risk  charge.  The  mortality  risk  borne  by  the  Company  is the  risk  that
Annuitants,  as a group,  will live longer than the Company's  actuarial  tables predict. In this event, the Company guarantees that annuity payments will not be affected  by a change in  mortality  experience  that  results in the payment of greater  annuity income than assumed under the Annuity  Options in the Contract.
The Company  assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately  realize a profit from the mortality and expense risk charge to the  extent it is not  needed to cover  mortality  and  administrative expenses,  but the  Company  may  realize a loss to the extent the charge is not sufficient.  The  Company  may use any profit  derived  from this charge for any lawful purpose, including any promotional and administrative expenses, including compensation paid by the Company to Investment Services or an affiliate thereof.
The  Company  pays  Investment  Services  at the  annual  rate of  0.10% of each
Subaccount's average daily net assets for administrative services.

PREMIUM TAX CHARGE

Various states and municipalities  impose a tax on premiums on annuity contracts received by  insurance  companies.  Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence,  and the  insurance  tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. This charge will be deducted upon the Annuity Payout Date,  upon full or partial  withdrawal,  or upon payment of the death  benefit,  if premium  taxes are incurred at that time and are not refundable.  The Company  reserves the right to deduct premium taxes when due or anytime  thereafter.  Premium tax rates  currently  range from 0% to
3.5%, but are subject to change by a governmental entity.

OTHER CHARGES

The Company may charge the Separate  Account or the Subaccounts for the federal, state,  or local  taxes  incurred by the Company  that are  attributable  to the
Separate  Account or the  Subaccounts,  or to the operations of the Company with respect to the  Contracts,  or that are  attributable  to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See
"Tax  Status of the  Company  and the  Separate  Account"  and  "Charge  for the
Company's Taxes," page 33.

GUARANTEE OF CERTAIN CHARGES

The Company  guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets.

FUND EXPENSES

Each  Subaccount  purchases  shares at the net asset value of the  corresponding
Portfolio of the Funds. Each Portfolio's net asset value reflects the investment management  fee and any other  expenses that are deducted from the assets of the
Fund. These fees and expenses are not deducted from the Subaccount, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata  portion of such fees and  expenses.  The  management  fees and other expenses, if any, which are more fully described in the Portfolio  prospectuses, are not  specified  or fixed  under the terms of the  Contract,  and the Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

You may select the Annuity Payout Date at the time of  application.  You may not defer the Annuity Payout Date beyond the Annuitant's 90th birthday, although the terms of a  Qualified  Plan and the laws of certain  states may  require  you to begin  receiving  annuity  payments  at an earlier  age. If you do not select an
Annuity  Payout  Date,  the  Annuity  Payout  Date  will  be  the  later  of the
Annuitant's  70th  birthday  or  the  tenth  annual  Contract  Anniversary.  See
"Selection of an Option," page 28. If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Payout Date.
A  letter  will  be  sent to the  Owner  on the  proposed  Annuity  Payout  Date requesting that the Owner confirm this date or select a new date.

On the Annuity Payout Date, the Account Value as of that date,  less any premium taxes,  will be applied to provide an annuity under one of the Options described on page 26. Each Option is available either as a variable  annuity  supported by the Subaccounts or as a fixed annuity supported by the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through
7. Your  payment  choices  for each  Annuity  Option  are set forth in the table below.

------------------------------------------------------------------------------------------
                                                                              COMBINATION
                                                    VARIABLE      FIXED       VARIABLE AND
ANNUITY OPTION                                      ANNUITY      ANNUITY     FIXED ANNUITY
------------------------------------------------------------------------------------------
Option 1 - Life Income                                 X            X
------------------------------------------------------------------------------------------
Option 2 - Life Income with Period Certain             X            X
------------------------------------------------------------------------------------------
Option 3 - Life Income with Installment Refund         X            X
------------------------------------------------------------------------------------------
Option 4 - Joint and Last Survivor                     X            X
------------------------------------------------------------------------------------------
Option 5 - Payments for a Specified Period             X            X              X
------------------------------------------------------------------------------------------
Option 6 - Payments of a Specified Amount              X            X              X
------------------------------------------------------------------------------------------
Option 7 - Age Recalculation                           X            X              X
------------------------------------------------------------------------------------------
Option 8 - Period Certain                              X            X
------------------------------------------------------------------------------------------

Variable Annuity Payments will fluctuate with the investment  performance of the applicable  Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise,  Account  Value  allocated  to the  Subaccounts  will be  applied  to purchase a variable  annuity and Account Value  allocated to the Fixed  Interest
Account will be applied to purchase a fixed annuity.

The Company will make Annuity Payments on a monthly,  quarterly,  semiannual, or annual  basis.  No Annuity  Payments  will be made for less than  $100.  You may direct Investment Services to apply the proceeds of an Annuity Payment to shares of one or more of the T. Rowe Price Funds by submitting a written request to the
T. Rowe Price  Variable  Annuity  Service  Center.  If the frequency of payments selected  would result in payments of less than $100,  the Company  reserves the right to change the frequency.

You may  designate  or  change  an  Annuity  Payout  Date,  Annuity  Option  and
Annuitant,  provided  proper  written  notice is  received  at the T. Rowe Price
Variable  Annuity  Service  Center at least 30 days prior to the Annuity  Payout
Date.  The date selected as the new Annuity Payout Date must be at least 30 days after the date  written  notice  requesting  a change of Annuity  Payout Date is received at the T. Rowe Price Variable Annuity Service Center.

EXCHANGES AND WITHDRAWALS

During the Annuity Period, you may exchange Account Value or Payment Units among the  Subaccounts  upon  proper  written  request to the T. Rowe  Price  Variable
Annuity  Service  Center.  Up to six exchanges are allowed in any Contract Year.
Exchanges  of Account  Value or Payment  Units  during the  Annuity  Period will result in future annuity  payments based upon the performance of the Subaccounts to which the exchange is made.

The Owner may  exchange  Payment  Units under  Options 1 through 4 and 8 and may exchange  Account Value among the  Subaccounts  and the Fixed  Interest  Account under  Options 5 through 7, subject to the  restrictions  on exchanges  from the
Fixed Interest  Account  described under the "Fixed Interest  Account," page 29.
The minimum  amount of Account  Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

Once Annuity  Payments have  commenced,  an Annuitant or Owner cannot change the
Annuity  Option  and  generally  cannot  surrender  his or her  annuity  for the
Withdrawal Value.  Full and partial  withdrawals of Account Value are available, however,  during the Annuity  Period  under  Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest Account.  An Owner may elect to  withdraw  the  present  value of annuity  payments,  commuted at the assumed interest  rate,  if a  variable  annuity  under  Option 8 is  selected.  Partial withdrawals  during the Annuity  Period will reduce the amount of future Annuity
Payments.

ANNUITY OPTIONS

The Contract  provides for eight Annuity  Options.  Other Annuity Options may be available  upon request at the  discretion of the Company.  If no Annuity Option has been selected, Annuity Payments will be made to the Annuitant under Option 2 which shall be an annuity  payable  monthly during the lifetime of the Annuitant with payments  guaranteed to be made for 10 years.  A letter will be sent to the
Owner on the  Annuity  Payout  Date to notify  the Owner  that  Option 2 will be selected and to give the Owner the opportunity to confirm this Annuity Option or to select a different Annuity Option. The Annuity Options are set forth below.

OPTION  1 - LIFE  INCOME  Periodic  Annuity  Payments  will be made  during  the lifetime of the Annuitant.  It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant's  death occurred prior to the due date of the second Annuity  Payment,  two if death occurred prior to the due date of the third Annuity  Payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER THIS OPTION.  PAYMENTS  CEASE UPON THE DEATH OF THE ANNUITANT,
REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

OPTION 2 - LIFE INCOME WITH  PERIOD  CERTAIN OF 5, 10, 15, OR 20 YEARS  Periodic
Annuity  Payments  will be made during the  lifetime of the  Annuitant  with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period,  which may be 5, 10, 15, or 20 years, as elected,  Annuity
Payments will be continued during the remainder of such period to the Designated
Beneficiary.  UPON THE ANNUITANT'S  DEATH AFTER THE PERIOD  CERTAIN,  NO FURTHER
ANNUITY PAYMENTS WILL BE MADE.

OPTION 3 - LIFE INCOME WITH  INSTALLMENT OR UNIT REFUND OPTION Periodic  Annuity
Payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  Annuity  Payments  will be continued to the Designated  Beneficiary  until that number of Annuity  Payments has been made.

OPTION 4 - JOINT AND LAST SURVIVOR Periodic Annuity Payments will be made during the lifetime of the Annuitants.  Annuity Payments will be made as long as either
Annuitant is living. Upon the death of one Annuitant,  Annuity Payments continue to the surviving annuitant at the same or a reduced level of 75%, 66 2/3% or 50%
of Annuity  Payments as elected by the Owner at the time the  Annuity  Option is selected.  With  respect to fixed  Annuity  Payments,  the amount of the Annuity
Payment and, with respect to variable  annuity  payments,  the number of Payment
Units used to determine  the Annuity  Payment is reduced as of the first Annuity
Payment  following the  Annuitant's  death. It is possible under this Option for only one Annuity  Payment to be made if both Annuitants died prior to the second
Annuity  Payment due date,  two if both died prior to the third Annuity  Payment due  date,  etc.  AS IN THE CASE OF  OPTION  1,  THERE IS NO  MINIMUM  NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

OPTION 5 - PAYMENTS FOR SPECIFIED  PERIOD Periodic Annuity Payments will be made for a fixed  period,  which may be from 5 to 20 years,  as elected by the Owner.
The amount of each Annuity  Payment is determined  by dividing  Account Value by the number of Annuity Payments  remaining in the period. If, at the death of the
Annuitant,  payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

OPTION 6 - PAYMENTS  OF A  SPECIFIED  AMOUNT  Periodic  Annuity  Payments of the
amount elected by the Owner will be made until Account Value is exhausted,  with the guarantee that, if, at the death of the Annuitant,  all guaranteed  payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated  Beneficiary.  This Option is available only for Contracts  issued in connection with Non-Qualified Plans.

OPTION 7 - AGE  RECALCULATION  Periodic Annuity Payments will be made based upon the Annuitant's life  expectancy,  or the joint life expectancy of the Annuitant and a  beneficiary,  at the  Annuitant's  attained  age (and  the  beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to  government  actuarial  tables and are made until  Account Value is exhausted.  Upon the  Annuitant's  death,  any Account Value will be paid to the
Designated Beneficiary.

OPTION 8 - PERIOD  CERTAIN  Periodic  Annuity  Payments will be made for a fixed period which may be 5, 10, 15 or 20 years.  This option differs from Option 5 in that  Annuity  Payments are  calculated  on the basis of Payment  Units.  If the
Annuitant dies prior to the end of the period certain,  the remaining guaranteed
Annuity Payments will be made to the Designated Beneficiary.

SELECTION OF AN OPTION

You should  carefully  review the Annuity  Options  with your  financial  or tax adviser.  For Contracts  used in  connection  with a Qualified  Plan,  reference should be made to the terms of the particular  plan and the  requirements of the
Internal Revenue Code for pertinent limitations  respecting Annuity Payments and other matters.  For instance,  Qualified  Plans  generally  require that Annuity
Payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition,  under Qualified Plans, the period elected for receipt of Annuity Payments under Annuity Options (other than life income)  generally  may be no longer than the joint life  expectancy of the
Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary  is not the
Annuitant's  spouse and is more than 10 years  younger than the  Annuitant.  For
Non-Qualified  Plans, the Company does not allow Annuity Payments to be deferred beyond the Annuitant's 90th birthday.

ANNUITY PAYMENTS

Annuity  Payments  under  Options 1 through 4 and 8 are based upon annuity rates that vary with the Annuity Option  selected.  In the case of Options 1 through 4 the annuity rates will vary based upon the age and sex of the Annuitant,  except that unisex rates are used where required by law. The annuity rates reflect your life  expectancy  based upon your age and gender as of the  Annuity  Payout Date unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
Mortality  Table and are adjusted to reflect an assumed  interest  rate of 3.5%, compounded annually, as selected by the Owner. See the table below for the basis of annuity rates. In the case of Options 5, 6 and 7, Annuity  Payments are based upon Account Value without regard to annuity rates.

                             BASIS OF ANNUITY RATES

             ------------------------------------------------------
                   OPTIONS 1-4                       OPTION 8
              Assumed Interest Rate           Assumed Interest Rate
             Mortality Table 1983(a)
             ------------------------------------------------------

The Company calculates variable Annuity Payments under Options 1 through 4 and 8 using  Payment  Units.  The  value of a  Payment  Unit for  each  Subaccount  is determined as of each Valuation Date and was initially  $1.00.  The Payment Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Payment  Unit value on the  previous  Valuation  Date for (1) the interim  performance  of the  corresponding  Portfolio  of the  Funds;  (2)  any dividends  or  distributions  paid  by  the  corresponding  Portfolio;  (3)  the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes  attributable to the operation of the  Subaccount;  and
(5) the assumed interest rate.

The  Company  determines  the number of Payment  Units  used to  calculate  each variable  Annuity Payment as of the Annuity Payout Date. As discussed above, the
Contract  specifies  annuity  rates for  Options 1 through 4 and 8 which are the guaranteed  minimum dollar amount of monthly  annuity payment for each $1,000 of
Account Value, less any applicable premium taxes,  applied to an Annuity Option.
The Account Value as of the Annuity  Payout Date,  less any  applicable  premium taxes,  is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial  Annuity  Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

On the Annuity Payout Date,  the Company  divides the initial  variable  Annuity
Payment  by the value as of that  date of the  Payment  Unit for the  applicable
Subaccount to determine  the number of Payment  Units to be used in  calculating subsequent Annuity Payments.  If variable Annuity Payments are allocated to more than one Subaccount,  the number of Payment Units will be determined by dividing the portion of the initial variable Annuity Payment allocated to a Subaccount by the value of that  Subaccount's  Payment Unit as of the Annuity Payout Date. The
initial  variable  Annuity  Payment is allocated to the  Subaccounts in the same proportion as the Account Value is allocated as of the Annuity  Payout Date. The number of Payment Units will remain  constant for subsequent  Annuity  Payments, unless the Owner exchanges Payment Units among Subaccounts or makes a withdrawal under Option 8.

Subsequent variable Annuity Payments are calculated by multiplying the number of
Payment  Units  allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity  Payment.  If the Annuity  Payment is  allocated to more than one  Subaccount,  the  Annuity  Payment is equal to the sum of the  payment amounts determined for each Subaccount.

ASSUMED INTEREST RATE

As discussed  above,  the annuity  rates for Options 1 through 4 and 8 are based upon an assumed  interest rate of 3.5%,  compounded  annually.  Variable Annuity
Payments  increase or decrease  from one Annuity  Payment date to the next based upon the  performance  of the applicable  Subaccounts  during the interim period adjusted for the assumed interest rate. If the performance of the Subaccounts is equal to the assumed interest rate,  Annuity  Payments will remain constant.  If the  performance of the  Subaccounts is greater than the assumed  interest rate, the amount of the  Annuity  Payments  will  increase  and if it is less than the assumed interest rate, the amount of the Annuity Payments will decline. A higher assumed  interest  rate,  for example 5%, would mean a higher  initial  variable
Annuity  Payment,  but the amount of the Annuity  Payments  would  increase more slowly in a rising market (or the amount of the Annuity  Payments  would decline more rapidly in a falling  market).  Conversely,  a lower assumed interest rate, for example 3.5%,  would mean a lower initial  variable Annuity Payment and more rapidly  rising  Annuity  Payment  amounts in a rising  market  and more  slowly declining Annuity Payment amounts in a falling market.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

You may  allocate  all or a portion  of your  purchase  payments,  and  exchange
Account Value,  to the Fixed Interest  Account.  Amounts  allocated to the Fixed
Interest Account become part of the Company's  General  Account,  which supports the Company's insurance and annuity  obligations.  The Company's General Account is subject to regulation and  supervision by the Kansas  Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the  Contract is  distributed.  In reliance  on certain  exemptive  and exclusionary  provisions,  interests in the Fixed Interest Account have not been registered as securities  under the  Securities Act of 1933 (the "1933 Act") and the Fixed  Interest  Account has not been  registered as an  investment  company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly,  neither the Fixed Interest  Account nor any interests  therein are generally  subject to the  provisions  of the  1933  Act or the  1940  Act.  The  disclosure  in  this
Prospectus  relating to the Fixed Interest Account,  however,  may be subject to certain generally applicable  provisions of the federal securities laws relating to the accuracy and  completeness  of statements  made in the  Prospectus.  This
Prospectus  is  generally  intended to serve as a disclosure  document  only for aspects of a Contract  involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see "The Contract," page 16.

Amounts  allocated  to the Fixed  Interest  Account  become  part of the General
Account of the Company,  which consists of all assets owned by the Company other than those in the Separate  Account and other separate  accounts of the Company.
Subject to applicable  law, the Company has sole  discretion over the investment of the assets of its General Account.

INTEREST

Account Value allocated to the Fixed Interest  Account earns interest at a fixed rate or rates  that are paid by the  Company.  The  Account  Value in the  Fixed
Interest  Account earns interest at an interest rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Company's General Account. In addition, the Company may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate. The Company will determine the Current Rate, if any, from time to time.

Account  Value  allocated or exchanged to the Fixed  Interest  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Account  Value is  allocated or exchanged  to the Fixed  Interest  Account.  The
Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling periods of one or more years (each a "Guarantee  Period").  The Company currently offers only Guarantee
Periods of one year.  Upon expiration of any Guarantee  Period,  a new Guarantee
Period of the same  duration  begins  with  respect  to that  portion of Account
Value,  which will earn interest at the Current  Rate,  if any,  declared by the
Company on the first day of the new Guarantee Period.

Account Value allocated or exchanged to the Fixed Interest  Account at one point in time may be credited with a different  Current Rate than amounts allocated or exchanged to the Fixed  Interest  Account at another point in time. For example, amounts  allocated to the Fixed Interest  Account in June may be credited with a different  Current Rate than amounts  allocated to the Fixed Interest Account in
July.  In addition,  if Guarantee  Periods of different  durations  are offered,
Account  Value  allocated  or  exchanged  to the Fixed  Interest  Account  for a
Guarantee  Period of one duration may be credited with a different  Current Rate than  amounts  allocated  or  exchanged  to the  Fixed  Interest  Account  for a
Guarantee  Period of a  different  duration.  Therefore,  at any  time,  various portions  of your  Account  Value in the Fixed  Interest  Account may be earning interest  at  different  Current  Rates  depending  upon the  point in time such portions  were  allocated  or exchanged  to the Fixed  Interest  Account and the duration of the Guarantee Period.  The Company bears the investment risk for the
Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

For purposes of  determining  the interest rates to be credited on Account Value in the Fixed Interest Account,  withdrawals or exchanges from the Fixed Interest
Account  will be deemed to be taken  first from any  portion  of  Account  Value allocated to the Fixed Interest  Account for which the Guarantee  Period expires during the calendar month in which the withdrawal or exchange is effected,  then in the order  beginning  with that portion of such  Account  Value which has the longest  amount of time  remaining  before the end of its  Guarantee  Period and ending with that portion which has the least amount of time remaining before the
end  of  its  Guarantee  Period.   For  more  information  about  exchanges  and
withdrawals  from the Fixed Interest  Account,  see "Exchanges and  Withdrawals"
below.

DEATH BENEFIT

The death  benefit under the Contract will be determined in the same fashion for a  Contract  that has  Account  Value in the  Fixed  Interest  Account  as for a
Contract  that has  Account  Value  allocated  to the  Subaccounts.  See  "Death
Benefit," page 22.

CONTRACT CHARGES

Premium taxes will be the same for Contractowners who allocate purchase payments or  exchange  Account  Value to the  Fixed  Interest  Account  as for  those who allocate  purchase  payments to the  Subaccounts.  The charge for  mortality and expense risks will not be assessed against the Fixed Interest  Account,  and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account.  In addition,  the investment management  fees  and any  other  expenses  paid by the  Funds  will not be paid directly or  indirectly  by  Contractowners  to the extent the Account  Value is allocated to the Fixed Interest Account;  however,  such Contractowners will not participate in the investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

Amounts may be exchanged from the Subaccounts to the Fixed Interest  Account and from the Fixed  Interest  Account to the  Subaccounts,  subject to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from
Account Value,  the Guarantee  Period of which expires during the calendar month in which the  exchange is effected,  (2)  pursuant to the Dollar Cost  Averaging
Option  provided  that such  exchanges are scheduled to be made over a period of not less than one  year,  and (3)  pursuant  to the  Asset  Rebalancing  Option, provided that upon receipt of the Asset  Rebalancing  Request,  Account Value is
allocated  among  the  Fixed  Interest   Account  and  the  Subaccounts  in  the
percentages selected by the Contractowner  without violating the restrictions on exchanges from the Fixed Interest Account set forth in (1) above. Accordingly, a
Contractowner who desires to implement the Asset Rebalancing Option should do so at a time when Account Value may be exchanged from the Fixed Interest Account to the  Subaccounts  in  the  percentages  selected  by the  Contractowner  without violating the restrictions on exchanges from the Fixed Interest Account. Once an
Asset Rebalancing Option is implemented,  the restrictions on exchanges will not apply to exchanges made pursuant to the Option.  Up to six exchanges are allowed in any Contract  Year and  exchanges  pursuant to the Dollar Cost  Averaging and
Asset  Rebalancing  Options are not  included in the six  exchanges  allowed per
Contract Year. The minimum  exchange  amount is $500 ($200 under the Dollar Cost
Averaging  Option) or the amount  remaining in the Fixed Interest  Account.  The
Company  reserves the right to waive or limit the number of exchanges  permitted each  Contract  Year,  to suspend  exchanges,  to limit the  amount  that may be subject to exchanges  and the amount  remaining in an account after an exchange, and to impose conditions on the right to exchange.

If Account Value is being exchanged from the Fixed Interest  Account pursuant to the Dollar Cost  Averaging or Asset  Rebalancing  Option or  withdrawn  from the
Fixed Interest Account pursuant to systematic withdrawals,  any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest  Account will  automatically  terminate such Dollar Cost  Averaging or Asset  Rebalancing
Option or systematic  withdrawals,  and any  withdrawal  from the Fixed Interest
Account or the Subaccounts will  automatically  terminate the Asset  Rebalancing
Option. In the event of automatic  termination of any of the foregoing  options, the  Company  shall so  notify  the  Contractowner,  and the  Contractowner  may reestablish Dollar Cost Averaging, Asset Rebalancing,  or systematic withdrawals by sending a written  request to the Company,  provided that the Owner's Account
Value at that  time  meets any  minimum  amount  required  for the  Dollar  Cost
Averaging or Asset Rebalancing Option.

The  Contractowner  may also  make  full  withdrawals  to the same  extent  as a
Contractowner   who  has  allocated   Account  Value  to  the   Subaccounts.   A
Contractowner may make a partial withdrawal from the Fixed Interest Account only
(1) from  Account  Value,  the  Guarantee  Period of which  expires  during  the calendar  month in which the partial  withdrawal  is  effected,  (2) pursuant to systematic  withdrawals,  and (3) once per Contract  Year in an amount up to the greater  of $5,000  or 10% of  Account  Value  allocated  to the Fixed  Interest
Account  at the time of the  partial  withdrawal.  Systematic  withdrawals  from
Account Value allocated to the Fixed Interest  Account must provide for payments over a period of not less than 36 months.  See "Full and  Partial  Withdrawals,"
page 21 and "Systematic Withdrawals," page 22.

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

As required by most states, the Company reserves the right to delay any full and partial  withdrawals and exchanges from the Fixed Interest Account for up to six months  after a written  request in proper form is received at the T. Rowe Price
Variable Annuity Service Center. During the period of deferral,  interest at the applicable  interest  rate or rates will  continue to be credited to the amounts allocated to the Fixed  Interest  Account.  The Company does not expect to delay payments from the Fixed Interest  Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP

The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person,  such as a trust or  corporation,  referred  to herein  as  "Non-Natural
Persons." See "Federal Tax Matters," page 33.

JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any
Contract transaction requires the signature of all persons named jointly.  Joint
Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary is the individual  named as such in the application or any later change  shown  in the  Company's  records.  The  Contractowner  may  change  the
Beneficiary  at any time while the Contract is in force by written  request on a form provided by the Company and received at the T. Rowe Price Variable  Annuity
Service  Center.  The  change  will not be binding  on the  Company  until it is received and recorded at the T. Rowe Price Variable Annuity Service Center.  The
change  will be  effective  as of the date this form is  signed  subject  to any payments  made or other  actions  taken by the  Company  before  the  change  is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without the Beneficiary's consent.

DIVIDENDS

The  Contract  is eligible  to share in the  surplus  earnings  of the  Company.
However, the current dividend scale is zero, and the Company does not anticipate that dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT

The Company  will pay any full or partial  withdrawal  benefit or death  benefit proceeds from Account  Value  allocated to the  Subaccounts,  and will effect an exchange between  Subaccounts or from a Subaccount to the Fixed Interest Account within seven days from the Valuation Date a proper request is received at the T.
Rowe Price Variable  Annuity Service Center.  However,  the Company can postpone the  calculation  or payment of such a payment or exchange  of amounts  from the
Subaccounts to the extent  permitted under  applicable law, for any period:  (a)
during which the New York Stock Exchange is closed other than customary  weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted  as  determined  by the  SEC,  (c)  during  which  an  emergency,  as determined  by the SEC,  exists as a result of which (i) disposal of  securities held by the Separate  Account is not reasonably  practicable,  or (ii) it is not reasonably  practicable  to  determine  the value of the assets of the  Separate
Account, or (d) as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL

The  Company  may  require  proof of age or survival of any person on whose life
Annuity Payments depend.

MISSTATEMENTS

If the age or sex of an  Annuitant  or age of an Owner has been  misstated,  the correct  amount paid or payable by the Company under the Contract  shall be such as the  Account  Value  would have  provided  for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

The Contract  described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code").

The  ultimate  effect  of  federal  income  taxes on the  amounts  held  under a
Contract,  on annuity  payments,  and on the economic benefits to the Owner, the
Annuitant,  and the  Beneficiary  or other  payee will  depend  upon the type of retirement  plan for which the  Contract is  purchased,  the tax and  employment status  of  the  individuals  involved,  and a  number  of  other  factors.  The discussion  of the  federal  income tax  considerations  relating  to a Contract contained  herein and in the Statement of Additional  Information  is general in nature and is not intended to be an exhaustive  discussion of all questions that might  arise in  connection  with a  Contract.  It is based  upon the  Company's understanding of the present federal income tax laws as currently interpreted by the Internal  Revenue  Service  ("IRS"),  and is not intended as tax advice.  No representation  is made regarding the likelihood of  continuation of the present federal  income  tax laws or of the  current  interpretations  by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent  complexity of the tax laws and the fact that tax results will vary according to the particular  circumstances  of the  individual  involved and, if applicable,  the Qualified Plan, a person should consult a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a
Contract,  the  receipt  of  annuity  payments  under a  Contract,  or any other transaction  involving a Contract (including an exchange).  THE COMPANY DOES NOT
MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX  CONSEQUENCES  ARISING
FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

GENERAL

The  Company  intends  to be taxed as a life  insurance  company  under  Part I,
Subchapter L of the Code.  Because the operations of the Separate Account form a part of the Company,  the Company  will be  responsible  for any federal  income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

CHARGE FOR THE COMPANY'S TAXES

A charge may be made against the Separate Account for any federal taxes incurred by the Company that are attributable to the Separate  Account,  the Subaccounts, or  to  the  operations  of  the  Company  with  respect  to  the  Contracts  or attributable to payments,  premiums,  or acquisition  costs under the Contracts.
The Company will review the question of a charge to the  Separate  Account,  the
Subaccounts,  or the  Contract for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

Under current laws,  the Company may incur state and local taxes (in addition to premium taxes) in several states.  At present,  these taxes are not significant.
If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate  Account or the  Subaccounts  for such taxes, if any, attributable to the Separate Account or Subaccounts.

DIVERSIFICATION STANDARDS

Each of the Portfolios  will be required to adhere to regulations  issued by the
Treasury  Department  pursuant to Section 817(h) of the Code  prescribing  asset diversification  requirements for investment  companies whose shares are sold to insurance  company separate  accounts funding  variable  contracts.  Pursuant to these  regulations,  on the last  day of each  calendar  quarter  (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any  two  investments,  no  more  than  80%  may be  represented  by  any  three investments,  and no more than 90% may be represented  by any four  investments.
For purposes of Section  817(h),  securities  of a single  issuer  generally are treated as one investment,  but  obligations of the U.S.  Treasury and each U.S.
Governmental  agency or  instrumentality  generally are treated as securities of separate  issuers.  The Separate  Account,  through the  Portfolios,  intends to comply with the diversification requirements of Section 817(h).

In certain circumstances, owners of variable annuity contracts may be considered the  owners,  for federal  income tax  purposes,  of the assets of the  separate account used to support  their  contracts.  In those  circumstances,  income and gains from the  separate  account  assets  would be  includible  in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner),  rather than the  insurance  company,  to be  treated  as the owner of the assets in the account." This  announcement also stated that guidance would be issued by way of regulations  or rulings on the "extent to which  policyholders  may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no guidance applicable to the Contract has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from,  those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example in the present  case,  the  Contractowner  has  additional  flexibility  in  allocating purchase  payments  and  Contract  Values  than in the  cases  described  in the rulings.  These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account.  In addition, the  Company  does not know what  standards  will be set forth,  if any,  in the regulations  or rulings which the Treasury  Department  has stated it expects to issue.  The Company  therefore  reserves  the right to modify the  Contract,  as deemed  appropriate by the Company,  to attempt to prevent a Contractowner  from being  considered  the owner of a pro rata share of the  assets of the  Separate
Account.  Moreover,  in the event that  regulations or rulings are  promulgated, there  can be no  assurance  that  the  Portfolios  will be able to  operate  as currently described in the Prospectus, or that the Funds will not have to change any Portfolio's investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

Section  72 of the Code  governs  the  taxation  of  annuities.  In  general,  a
Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract.  However,  the increase in value  may  be  subject  to  tax  currently  under  certain  circumstances.  See
"Contracts  Owned  by  Non-Natural   Persons,"  page  36  and   "Diversification
Standards,"  page 34.  Withholding of federal income taxes on all  distributions may be  required  unless a  recipient  who is  eligible  elects  not to have any amounts withheld and properly notifies the Company of that election.

>  SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY  PAYOUT DATE Code Section 72
   provides that amounts received upon a total or partial withdrawal  (including systematic  withdrawals)  from a Contract  prior to the  Annuity  Payout Date generally  will be treated as gross  income to the extent that the cash value of the Contract  (determined  without  regard to any surrender  charge in the case of a partial  withdrawal)  exceeds the "investment in the contract." The
   "investment  in the contract" is that portion,  if any, of purchase  payments paid under a Contract less any  distributions  received  previously under the
   Contract that are excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary  income tax rates.  For purposes of this rule, a pledge or  assignment  of a  Contract  is treated  as a payment  received  on account of a partial  withdrawal  of a  Contract.  Similarly,  loans  under a
   Contract are generally treated as distributions under the Contract.

>  SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY PAYOUT DATE Upon a complete surrender,  the amount  received is taxable to the extent that the cash value of the Contract  exceeds the investment in the Contract.  The taxable portion of such  payments  will be taxed at  ordinary  income  tax  rates.  For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula  known as the  "exclusion  ratio," which  establishes  the ratio that the investment in the Contract bears to the total expected  amount of annuity payments for the term of the Contract.  That ratio is then applied to each  payment to determine  the  non-taxable  portion of the payment.  The remaining  portion of each  payment is taxed at ordinary  income  rates.  For variable annuity payments,  the taxable portion of each payment is determined by using a formula known as the  "excludable  amount," which  establishes the non-taxable  portion  of each  payment.  The  non-taxable  portion is a fixed dollar amount for each payment,  determined by dividing the investment in the
   Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity payments to date equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

>  PENALTY TAX ON CERTAIN  SURRENDERS  AND  WITHDRAWALS  With respect to amounts withdrawn or  distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is generally  imposed equal to 10% of the portion of such amount which is includible in gross  income.  However,  the penalty tax is not  applicable to withdrawals:  (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the  individual  the  events  in whose  life  are of  primary  importance  in affecting  the  timing and amount of the  payout  under the  Contract);  (ii)
   attributable to the taxpayer's  becoming  totally disabled within the meaning of Code Section  72(m)(7);  (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life
   (or life  expectancy)  of the  taxpayer,  or the joint  lives (or joint  life expectancies) of the taxpayer and his or her  beneficiary;  (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in
   Code Section  130(d));  (vi) under an immediate  annuity  contract;  or (vii)
   which are  purchased  by an  employer  on  termination  of  certain  types of qualified  plans  and  which  are held by the  employer  until  the  employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability),  the tax for the first year in which the  modification  occurs will be increased by an amount  (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above,  plus interest for the deferral period,  if the modification takes place (a) before the close of the period which is five years from the date of the first  payment and after the taxpayer  attains age
   59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

>  DISTRIBUTION-AT-DEATH  RULES In order to be treated as an annuity contract, a
   Contract must provide the following two distribution  rules: (a) if any owner dies on or after the Annuity Payout Date,  and before the entire  interest in the Contract has been distributed, the remainder of the owner's interest will be  distributed at least as quickly as the  distribution  method in effect on the owner's death;  and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death,  or, if payable to a  designated  beneficiary, must be annuitized  over the life of that  designated  beneficiary  or over a period  not  extending  beyond  the  life  expectancy  of  that  beneficiary, commencing  within one year after the date of death of the owner. If the sole designated  beneficiary  is the spouse of the  deceased  owner,  the Contract
   (together  with  the  deferral  of tax  on  the  accrued  and  future  income thereunder) may be continued in the name of the spouse as owner.

   Generally,  for purposes of determining when  distributions  must begin under the  foregoing  rules,  where  an  owner is not an  individual,  the  primary annuitant  is  considered  the owner.  In that case,  a change in the primary annuitant will be treated as the death of the owner.  Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into  account in  determining generally when  distributions  must commence,  unless the sole Beneficiary is the deceased owner's spouse.

>  GIFT OF ANNUITY CONTRACTS  Generally,  gifts of Non-Qualified  Plan Contracts prior  to the  Annuity  Payout  Date  will  trigger  tax on the  gain  on the
   Contract,  with the donee getting a stepped-up  basis for the amount included in the  donor's  income.  The  10%  penalty  tax and  gift  tax  also  may be applicable.  This  provision does not apply to transfers  between  spouses or incident to a divorce.

>  CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS  If  the  Contract  is  held  by a non-natural person (for example, a corporation),  the income on that Contract
   (generally the increase in net surrender value less the purchase payments) is includible  in taxable  income  each year.  The rule does not apply where the
   Contract is acquired by the estate of a decedent,  where the Contract is held by certain  types of  retirement  plans,  where the  Contract  is a qualified funding asset for structured settlements,  where the Contract is purchased on behalf of an employee upon  termination of a qualified  plan, and in the case of a so-called  immediate  annuity.  An annuity  contract  held by a trust or other entity as agent for a natural  person is  considered  held by a natural person.

>  MULTIPLE  CONTRACT  RULE  For  purposes  of  determining  the  amount  of any distribution  under Code Section  72(e)  (amounts not received as  annuities)
   that is includible  in gross  income,  all  Non-Qualified  annuity  contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract.  Thus, any amount  received under any such contract prior to the contract's  Annuity Payout Date, such as a partial  withdrawal,  dividend,  or loan,  will be  taxable  (and  possibly subject to the 10% penalty tax) to the extent of the  combined  income in all such contracts.

   In  addition,  the  Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that,  under this  authority,  the Treasury  Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity
   Payout Date) under annuity  contracts  issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable  (and  possibly  subject to the 10% penalty tax) to the extent of the combined  income in all such  contracts and  regardless of whether any amount would  otherwise  have been  excluded from income  because of the  "exclusion ratio" under the contract.

>  POSSIBLE TAX CHANGES In recent  years,  legislation  has been  proposed  that would have  adversely  modified  the federal  taxation of certain  annuities.
   There is always the  possibility  that the tax  treatment of annuities  could change  by  legislation  or other  means  (such as IRS  regulations,  revenue rulings, and judicial  decisions).  Moreover,  although unlikely,  it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

>  TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT A transfer of ownership of a Contract, the designation of an Annuitant,  Payee, or other Beneficiary who is not also the Owner,  the selection of certain  Annuity Payout Dates or the exchange of a Contract  may result in certain tax  consequences  to the Owner that are not discussed  herein.  An Owner  contemplating  any such  transfer, assignment,  selection,  or exchange  should  contact a qualified tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS

The Contract may be used as a Qualified Plan that meets the  requirements  of an individual  retirement  annuity ("IRA") under Section 408 of the Code, or a Roth
IRA under  Section  408A of the Code.  No attempt is made herein to provide more than  general  information  about the use of the  Contract as a Qualified  Plan.
Contractowners,  Annuitants,  and Beneficiaries are cautioned that the rights of any  person  to any  benefits  under  such  Qualified  Plans may be  limited  by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

The amount that may be contributed to a Qualified Plan is subject to limitations under the Code. In addition,  early  distributions  from Qualified  Plans may be subject to penalty  taxes.  Furthermore,  most  Qualified  Plans are  subject to certain  minimum  distribution  rules.  Failure to comply with these rules could result in  disqualification  of the Plan or subject  the Owner or  Annuitant  to penalty  taxes.  As a  result,  the  minimum  distribution  rules  may limit the availability  of  certain  Annuity  Options  to  certain  Annuitants  and  their beneficiaries.  These rules and  requirements  may not be incorporated  into our
Contract administration procedures. Therefore,  Contractowners,  Annuitants, and
Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law.

THE  FOLLOWING  IS A BRIEF  DESCRIPTION  OF  QUALIFIED  PLANS AND THE USE OF THE
CONTRACT THEREWITH:

>  SECTION 408 AND SECTION 408A

   INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the Code permits  eligible individuals to establish individual  retirement programs through the purchase of Individual Retirement Annuities  ("traditional IRAs"). The Contract may be purchased  as an IRA.  The  IRAs  described  in  this  paragraph  are  called
   "traditional  IRAs" to distinguish  them from "Roth IRAs" which are described below.

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons  who  may be  eligible,  and  on the  time  when  distributions  must commence.  Depending upon the circumstances of the individual,  contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred,  sold, assigned, discounted, or pledged as collateral for a loan or other  obligation.  The  annual  premium  for an IRA may not be fixed and may not exceed $2,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service.  Purchasers of the Contract for such purposes  will be  provided  with such  supplementary  information  as may be required by the  Internal  Revenue  Service and will have the right to revoke the Contract under certain  circumstances.  See the IRA Disclosure  Statement which accompanies this Prospectus.

   An  individual's  interest in a traditional IRA must generally be distributed or begin to be  distributed  not  later  than  April 1 of the  calendar  year following  the  calendar  year in which  the  individual  reaches  age 70 1/2
   ("required  beginning date").  The  Contractowner's  retirement date, if any, will not affect his or her required  beginning date.  Periodic  distributions must  not  extend  beyond  the  life of the  individual  or the  lives of the individual and a designated  beneficiary (or over a period  extending  beyond the life  expectancy of the  individual  or the joint life  expectancy of the individual and a designated beneficiary). New Regulations proposed by the IRS in January 2001 may significantly change these minimum required  distribution rules,  generally  by  reducing  the  amount of the  required  distributions, beginning in 2002. These proposed rules may be used under some  circumstances for distributions attributable to the year 2001.

   If an individual dies before reaching his or her required beginning date, the individual's  entire interest must generally be distributed within five years of the  individual's  death.  However,  the  five-year  rule  will be  deemed satisfied  if  distributions  begin  before  the close of the  calendar  year following the year of the individual's death to a designated  beneficiary and are made over the life of the  beneficiary  (or over a period  not  extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual's surviving spouse,  distributions may be delayed until the individual would have reached age 70 1/2.

   If an individual dies after reaching his or her required  beginning date, the individual's  interest must  generally be  distributed at least as rapidly as under the method of  distribution  in effect at the time of the  individual's death.

   Distributions  from IRAs are  generally  taxed under Code  Section 72.  Under these rules, a portion of each  distribution  may be excludable  from income.
   The  amount  excludable  from the  individual's  income is the  amount of the distribution  which  bears the same ratio as the  individual's  nondeductible contributions to all IRAs bear to the expected return under the IRAs.

   The IRS has not reviewed the  Contract for  qualification  as an IRA, and has not  addressed in a ruling of general  applicability  whether a death benefit
   provision   such  as  the  provision  in  the  Contract   comports  with  IRA
   qualification requirements.

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA, a type of IRA which became available in 1998. The Contract may be purchased as a Roth IRA. Contributions to a Roth IRA are not deductible,  but withdrawals that meet certain  requirements are not subject to federal income tax.  Sale of the  contract  for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such  supplementary  information  as may be required by the IRS or other  appropriate  agency,  and will have the right to revoke the
   Contract under certain requirements.  Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's life  time.  Generally,  however,  upon the death of the  Contractowner,  the amount in a remaining  Roth IRA must be  distributed  in the same manner as a traditional IRA as described above.

   The IRS has not reviewed the Contract for qualification as a Roth IRA and has not  addressed in a ruling of general  applicability  whether a death benefit provision  such as the  provision  in the  Contract  comports  with  Roth IRA qualification requirements.

>  TAX PENALTIES

   PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified Plan before the owner reaches age 59 1/2 are generally  subject to an additional tax equal to
   10% of the taxable portion of the distribution.  The 10% penalty tax does not apply to  distributions:  (i) made on or after the death of the  Owner;  (ii)
   attributable to the Owner's  disability;  (iii) which are part of a series of substantially  equal periodic  payments made (at least annually) for the life
   (or  life  expectancy)  of the  Owner  or the  joint  lives  (or  joint  life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain  medical  expenses;  (v) that are  exempt  withdrawals  of an  excess contribution;  (vi) that are rolled over or  transferred  in accordance  with
   Code  requirements;  (vii)  which,  subject to certain  restrictions,  do not exceed  the health  insurance  premiums  paid by  unemployed  individuals  in certain cases; (viii) made to pay "qualified higher education  expenses";  or
   (ix) for certain "qualified first-time homebuyer distributions."

   MINIMUM  DISTRIBUTION  TAX. If the amount  distributed  from all your IRAs is less than the minimum required  distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed from all your IRAs.

>  WITHHOLDING

   Periodic  distributions  (e.g.,  annuities and  installment  payments) from a
   Qualified  Plan that will last for a period of 10 or more years are generally subject to  voluntary  income tax  withholding.  The amount  withheld on such periodic  distributions  is determined at the rate  applicable to wages.  The recipient  of a  periodic  distribution  may  generally  elect  not  to  have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less  than 10  years)  from an IRA are  subject  to  income  tax withholding  at a flat 10% rate.  The  recipient of such a  distribution  may elect not to have withholding apply.

   The above  description of the federal income tax  consequences  applicable to
   Qualified  Plans  which  may  be  funded  by the  Contract  offered  by  this
   Prospectus  is only a brief  summary and is not  intended as tax advice.  The rules governing the provisions of Qualified  Plans are extremely  complex and often  difficult to comprehend.  Anything less than full  compliance with the applicable  rules,  all of which are subject to change,  may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified
   Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the suitability of the
   Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES

You indirectly  (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts.  The Company owns shares of the Portfolios in the Separate  Account for your benefit.  Under current law, the  Company  will vote  shares of the  Portfolios  held in the  Subaccounts  in accordance  with voting  instructions  received  from Owners having the right to give such instructions.  You will have the right to give voting  instructions to the extent that you have Account Value  allocated to the particular  Subaccount.
The  Company  will vote all shares it owns  through the  Subaccount  in the same proportion as the shares for which it receives voting  instructions from Owners.
The Company votes shares in  accordance  with its current  understanding  of the federal securities laws. If the Company later determines that it may vote shares of the Funds in its own right, it may elect to do so.

Unless  otherwise  required  by  applicable  law,  the  number  of  shares  of a particular Portfolio as to which you may give voting instructions to the Company is  determined  by dividing  your Account  Value in a Subaccount on a particular date by the net asset  value per share of that  Portfolio  as of the same  date.
Fractional  votes  will be  counted.  The  number  of votes  as to which  voting instructions  may be given will be determined as of the date  established by the
Fund for determining  shareholders  eligible to vote at the meeting of the Fund.
If  required  by the SEC,  the  Company  reserves  the right to  determine  in a different  fashion the voting  rights  attributable  to the shares of the Funds.
Voting   instructions  may  be  cast  in  person  or  by  proxy.  Voting  rights attributable  to your Account Value in a Subaccount  for which you do not submit timely voting  instructions  will be voted by the Company in the same proportion as the voting  instructions  that are received in a timely  manner for Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS

The Company  reserves the right,  subject to compliance  with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the  securities  that are held by the Separate  Account or any  Subaccount or that the Separate  Account or any Subaccount  may purchase.  If shares of any or all of the Portfolios of the Funds should no longer be available for investment, or if the Company  receives an opinion from  counsel  acceptable  to  Investment
Services that  substitution is in the best interest of  Contractowners  and that further  investment in shares of the Portfolio(s)  would cause undue risk to the
Company,  the Company may substitute shares of another Portfolio of the Funds or of a different  fund for shares  already  purchased,  or to be  purchased in the
future  under  the  Contract.  The  Company  may  also  purchase,   through  the
Subaccount,  other  securities  for  other  classes  of  contracts,  or permit a conversion between classes of contracts on the basis of requests made by Owners.

In  connection  with a  substitution  of any shares  attributable  to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

The Company also reserves the right to establish  additional  Subaccounts of the
Separate  Account that would invest in a new Portfolio of one of the Funds or in shares of  another  investment  company,  a series  thereof,  or other  suitable investment  vehicle.  New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing  Owners  on a basis to be  determined  by the  Company  and  Investment
Services.  The Company may also eliminate or combine one or more  Subaccounts if marketing, tax, or investment conditions so warrant.

Subject to compliance  with  applicable  law, the Company may transfer assets to the General  Account with the consent of Investment  Services.  The Company also reserves the right,  subject to any required regulatory  approvals,  to transfer assets of any  Subaccount to another  separate  account or  Subaccount  with the consent of Investment Services.

In the event of any such substitution or change, the Company may, by appropriate endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Contracts, the Separate  Account may be operated as a management  investment  company under the 1940 Act or any other form  permitted by law; it may be  deregistered  under that Act in the event  such  registration  is no longer  required;  or it may be combined with other  separate  accounts of the Company or an affiliate  thereof.
Subject to compliance  with  applicable law, the Company also may combine one or more Subaccounts and may establish a committee,  board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right,  without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute,  rule, or  regulation,  including but not limited to  requirements  for annuity  contracts  and  retirement  plans under the  Internal  Revenue Code and regulations  thereunder  or any state  statute or  regulation.  The Company also reserves  the right to limit the amount and  frequency  of  subsequent  purchase payments.

REPORTS TO OWNERS

A statement will be sent annually to each  Contractowner  indicating the Account
Value as of the end of each year. In addition,  the statement  will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information  required by law.  Confirmations will also be sent out upon purchase payments,  exchanges,  and full and partial  withdrawals.  Certain transactions will be confirmed  quarterly.  These transactions include exchanges under the Dollar Cost Averaging and Asset Rebalancing Options, purchase payments made under an Automatic Investment Program, systematic withdrawals,  and Annuity
Payments.

Each  Contractowner will also receive an annual and semiannual report containing financial  statements  for the  Portfolios,  which  will  include  a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE EXCHANGE PRIVILEGES

You may request an exchange of Account  Value by telephone  if an  Authorization for Telephone  Requests form  ("Telephone  Authorization")  has been  completed, signed,  and filed at the T. Rowe Price Variable  Annuity  Service  Center.  The
Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized  instructions,  provided that it complies with its procedures.  The
Company's procedures require that any person requesting an exchange by telephone provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone  exchange request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),
Contractowners  might not be able to request  exchanges by  telephone  and would have to submit written requests.

By authorizing telephone exchanges,  you authorize the Company to accept and act upon telephonic  instructions for exchanges  involving your Contract,  and agree that neither the Company,  nor any of its affiliates,  nor the Funds, nor any of their directors,  trustees,  officers,  employees, or agents, will be liable for any loss, damages,  cost, or expense (including  attorney's fees) arising out of any  requests  effected  in  accordance  with the  Telephone  Authorization  and believed by the Company to be genuine,  provided  that the Company has  complied with its  procedures.  As a result of this  policy on  telephone  requests,  the
Contractowner  will bear the risk of loss  arising from the  telephone  exchange privileges.  The Company may discontinue,  modify, or suspend telephone exchange privileges at any time.

DISTRIBUTION OF THE CONTRACT

T. Rowe Price  Investment  Services,  Inc. is the  distributor of the Contracts.
Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International.  Investment  Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all
50 states, the District of Columbia,  and Puerto Rico.  Investment Services is a
member of the  National  Association  of  Securities  Dealers,  Inc.  Investment
Services is a wholly  owned  subsidiary  of T. Rowe Price and is an affiliate of the Funds.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS

Legal matters in connection  with the issue and sale of the Contracts  described in this Prospectus,  the Company's authority to issue the Contracts under Kansas law, and the validity of the forms of the  Contracts  under Kansas law have been passed upon by Amy J. Lee, Esq., the Company's Associate General Counsel.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance  information  for the  Subaccounts,  including  the  yield and total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current  yield  for the Prime  Reserve  Subaccount  will be based on  investment income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e.,  assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage  return on the investment).  "Effective  yield" for the Prime Reserve
Subaccount is calculated in a manner similar to that used to calculate yield but reflects the compounding effect of earnings.

For the other  Subaccounts,  quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period,  less expenses accrued  during the period ("net  investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period.  Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual  compounded rate of return on a hypothetical  investment  in a Contract over a period of 1, 5, and 10 years (or, if less,  up to the life of the  Subaccount),  and will reflect the deduction of the mortality and expense risk charge and may  simultaneously be shown for other periods. Where the Portfolio in which a Subaccount invests was established prior to  inception  of  the  Subaccount,  quotations  of  total  return  may  include quotations for periods  beginning prior to the  Subaccount's  date of inception.
Such  quotations  of  total  return  are  based  upon  the  performance  of  the
Subaccount's  corresponding  Portfolio  adjusted  to  reflect  deduction  of the mortality and expense risk charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which  Account  Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies, characteristics,  and quality of the Portfolio in which the Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts  and the usage of other  performance  related  information,  see the
Statement of Additional Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus.  This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration  Statement and exhibits thereto,  and reference is made to  such  Registration  Statement  and  exhibits  for  further  information relating  to  the  Company  and  the  Contract.  Statements  contained  in  this
Prospectus,  as to the content of the Contract and other legal instruments,  are summaries.  For a complete statement of the terms thereof,  reference is made to
the  instruments   filed  as  exhibits  to  the  Registration   Statement.   The
Registration  Statement and the exhibits  thereto may be inspected and copied at the SEC's office, located at 450 Fifth Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2000 and 1999, and for each of the three years in the period ended  December  31, 2000,  and the  financial  statements  of the
Separate Account at December 31, 2000, and for the years ended December 31, 2000 and 1999, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional  Information  contains more specific information and financial statements relating to the Company and the Separate Account. The Table of Contents of the Statement of Additional Information is set forth below.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

General Information and History                                                3
--------------------------------------------------------------------------------
Distribution of the Contract                                                   3
--------------------------------------------------------------------------------
Limits on Premiums Paid Under Tax-Qualified Retirement Plans                   3
--------------------------------------------------------------------------------
Experts                                                                        4
--------------------------------------------------------------------------------
Performance Information                                                        4
--------------------------------------------------------------------------------
Financial Statements                                                           6
--------------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS
--------------------------------------------------------------------------------

T. ROWE PRICE NO-LOAD IMMEDIATE VARIABLE ANNUITY
      An Individual Single Premium
      Immediate Variable Annuity Contract

      May 1, 2001

      --------------------------------------------------------------------------
      ISSUED BY:                                MAILING ADDRESS:
      Security Benefit                          T. Rowe Price Variable
      Life Insurance Company                    Annuity Service Center
      700 SW Harrison Street                    P.O. Box 750440
      Topeka, Kansas 66636-0001                 Topeka, Kansas 66675-0440
      1-800-888-2461                            1-800-469-6587

INTRODUCTION
--------------------------------------------------------------------------------

      > THE SECURITIES  AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE  SECURITIES  OR  DETERMINED  IF  THE  PROSPECTUS  IS  TRUTHFUL  OR
        COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      > THIS  PROSPECTUS IS ACCOMPANIED BY A CURRENT  PROSPECTUS FOR THE T. ROWE
        PRICE EQUITY SERIES,  INC., THE T. ROWE PRICE FIXED INCOME SERIES,  INC.
        AND THE T. ROWE PRICE  INTERNATIONAL  SERIES,  INC.  YOU SHOULD READ THE
        PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      This  Prospectus  describes the T. Rowe Price No-Load  Immediate  Variable
      Annuity--a  single  premium  immediate   variable  annuity  contract  (the
      "Contract")  issued  by  Security  Benefit  Life  Insurance  Company  (the
      "Company").  The  Contract  is  available  for  individuals  as a  non-tax qualified retirement plan. The Contract is also available as an individual retirement  annuity  ("IRA")  qualified  under  Section 408, or a Roth IRA qualified  under Section 408A, of the Internal  Revenue Code. The Contract
      is designed to give you flexibility in receiving retirement income.

      The Contract  provides several options for annuity  payments  beginning on the Annuity Payout Date. The Annuity Payout Date,  which must be within 30 days of the Contract  Date, and Annuity Option are selected at the time of purchase.

      The minimum  initial  Purchase  Payment is $25,000.  The Company  does not accept additional Purchase Payments. You may allocate the Purchase Payment to one or more of the Subaccounts  that comprise a separate account of the
      Company called the T. Rowe Price Variable Annuity Account, or to the Fixed
      Interest   Account  of  the  Company.   Each   Subaccount   invests  in  a
      corresponding  Portfolio of the T. Rowe Price Equity Series,  Inc., the T.
      Rowe Price Fixed Income Series,  Inc., or the T. Rowe Price  International
      Series, Inc. (the "Funds").  Each Portfolio is listed under its respective
      Fund below.

T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio

      The investments made by the Funds at any given time are not expected to be the same as the  investments  made by other mutual  funds  sponsored by T.
      Rowe Price Associates,  Inc., including other mutual funds with investment objectives  and  policies  similar to those of the  Portfolios.  Different performance  will result due to  differences in cash flows into and out of the  Portfolios,  different fees and expenses and differences in portfolio size and positions.

      Your Annuity Payments, if supported by the Subaccounts, will vary based on the investment  performance  of the  Subaccounts to which you allocate the
      Purchase  Payment.  No minimum  amount of  variable  Annuity  Payments  is guaranteed,  except that Annuity  Payments  under Option 9 are  guaranteed never to fall below the Floor Payment.  The Company  guarantees the amount of fixed Annuity Payments.

      You may return a Contract  according to the terms of its  Free-Look  Right
      (see  "Free-Look  Right," page 19). This  Prospectus  concisely sets forth information  about the  Contract  and the T. Rowe Price  Variable  Annuity
      Account  that  you  should  know  before  purchasing  the  Contract.   The
      "Statement of Additional  Information,"  dated May 1, 2001, which has been filed with the Securities and Exchange  Commission  (the "SEC"),  contains certain additional  information.  The Statement of Additional Information, as it may be supplemented  from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the T. Rowe
      Price Variable  Annuity Service Center,  P.O. Box 750440,  Topeka,  Kansas
      66675-0440,  or by calling  1-800-469-6587.  The table of  contents of the
      Statement  of  Additional  Information  is set  forth  on  page 43 of this
      Prospectus.

      Date:  May 1, 2001

CONTENTS
--------------------------------------------------------------------------------

      > YOU MAY NOT BE ABLE TO PURCHASE THE  CONTRACT IN YOUR STATE.  YOU SHOULD
        NOT CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT
        BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION
        CONTAINED IN THIS  PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE
        NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

      Definitions                                                            5
      --------------------------------------------------------------------------
      Summary                                                                7
      -------------------------------------------------------------------------
      Expense Table                                                          9
      -------------------------------------------------------------------------
      Condensed Financial Information                                       12
      -------------------------------------------------------------------------
      Information About the Company, the Separate Account, and the Funds    14
      -------------------------------------------------------------------------
      The Contract                                                          17
      -------------------------------------------------------------------------
      Charges and Deductions                                                20
      -------------------------------------------------------------------------
      Annuity Payments                                                      21
      -------------------------------------------------------------------------
      The Fixed Interest Account                                            29
      -------------------------------------------------------------------------
      More About the Contract                                               31
      -------------------------------------------------------------------------
      Federal Tax Matters                                                   32
      -------------------------------------------------------------------------
      Other Information                                                     39
      -------------------------------------------------------------------------
      Performance Information                                               41
      -------------------------------------------------------------------------
      Additional Information                                                42
      -------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

      > VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

      ACCOUNT  VALUE The  total  value of a  Contract,  which  includes  amounts allocated to the Subaccounts and the Fixed Interest  Account.  The Company
      determines  Account Value as of each  Valuation  Date prior to the Annuity
      Payout Date and on and after the Annuity Payout Date under Annuity Options
      5 through 7. Account  Value is also  determined  under Option 9 during the
      Liquidity Period.

      ACCUMULATION UNIT A unit of measure used to calculate Account Value.

      ANNUITANT  The  Annuitant  receives  Annuity  Payments  during the Annuity
      Period and is the person or persons on whose life Annuity  Payments depend under  Annuity  Options  1  through  4 and 9.  If the  Owner  names  Joint
      Annuitants  in the  Contract,  "Annuitant"  means both  Annuitants  unless otherwise stated.

      ANNUITY A series of  periodic  income  payments  made by the Company to an
      Annuitant,  Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY  OPTIONS or OPTIONS  Options under the Contract that prescribe the provisions under which a series of Annuity Payments or a death benefit, if applicable, is paid.

      ANNUITY  PAYMENTS  Payments  made  beginning  on the  Annuity  Payout Date according  to the  provisions  of the  Annuity  Option  selected.  Annuity
      Payments are made on the same day of each month, on a monthly,  quarterly, semiannual or annual basis, depending on the Annuity Option selected.

      ANNUITY  PERIOD The period  beginning  on the  Annuity  Payout Date during which Annuity Payments are made.

      ANNUITY  PAYOUT  DATE The date  within 30 days of the  Contract  Date upon which Annuity Payments are scheduled to begin.

      CONTRACT  DATE The date shown as the Contract  Date in a Contract.  Annual
      Contract  anniversaries are measured from the Contract Date. It is usually the date that the initial Purchase Payment is credited to the Contract.

      CONTRACTOWNER  or OWNER The person entitled to the ownership  rights under the Contract and in whose name the Contract is issued. Any Owner must also be an Annuitant.

      CONTRACT YEAR Each 12-month period measured from the Contract Date.

      DESIGNATED  BENEFICIARY  The person having the right to the death benefit, if any, payable upon the death of the Annuitant during the Annuity Period.
      The  Designated  Beneficiary is the first person on the following list who is alive on the date of death of the Annuitant:  the Primary  Beneficiary;
      the Secondary  Beneficiary;  or if none of the above is alive, the Owner's
      Estate.

      FIXED  INTEREST  ACCOUNT An account that is part of the Company's  General
      Account to which the Purchase Payment may be allocated to purchase a fixed annuity.  Account  Value  allocated to the Fixed  Interest  Account  under
      Options 5 through 7 will earn fixed  rates of  interest  (which may not be less than 3%) declared by the Company periodically at its discretion.

      FLOOR PAYMENT Annuity  Payments under Option 9 are guaranteed  never to be less than the Floor  Payment,  which is equal to 80% of the  amount of the initial Annuity Payment, adjusted for withdrawals.

      FUNDS T. Rowe  Price  Equity  Series,  Inc.,  T. Rowe Price  Fixed  Income
      Series,  Inc., and T. Rowe Price International  Series, Inc. The Funds are
      diversified, open-end management investment companies commonly referred to as mutual funds.

      GENERAL  ACCOUNT All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

      LIQUIDITY  PERIOD  Under  Annuity  Option 9, the  Liquidity  Period is the
      period of time during  which the Owner may  withdraw  Account  Value.  The
      Liquidity  Period is a period beginning on the Contract Date and ending on a date five years from the Annuity Payout Date.

      PAYMENT UNIT A unit of measure used to calculate  Annuity  Payments  under
      Options 1 through 4, 8 and 9.

      PURCHASE PAYMENT The amount paid to the Company as  consideration  for the
      Contract.

      SEPARATE ACCOUNT The T. Rowe Price Variable  Annuity  Account,  a separate account  of  the  Company.  The  Purchase  Payment  may  be  allocated  to
      Subaccounts of the Separate Account to support an Annuity Payment.

      SUBACCOUNT A division of the Separate Account of the Company which invests in a separate  Portfolio of one of the Funds.  Currently,  ten Subaccounts
      are  available  under  the  Contract  depending  upon the  Annuity  Option selected.

      T. ROWE PRICE VARIABLE  ANNUITY  SERVICE  CENTER P.O. Box 750440,  Topeka,
      Kansas 66675-0440, 1-800-469-6587.

      VALUATION  DATE Each date on which the Separate  Account is valued,  which currently  includes  each day  that the T.  Rowe  Price  Variable  Annuity
      Service Center and the New York Stock  Exchange are open for trading.  The
      T. Rowe  Price  Variable  Annuity  Service  Center  and the New York Stock
      Exchange are closed on weekends and on the following holidays:  New Year's
      Day, Martin Luther King, Jr. Day,  Presidents' Day, Good Friday,  Memorial
      Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION  PERIOD A period used in measuring the investment  experience of each Subaccount. The Valuation Period begins at the close of one Valuation
      Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE The amount a Contractowner  receives upon full withdrawal of the  Contract,  which is equal to Account  Value less any premium taxes due and  paid by the  Company  and for  withdrawals  under  Option  9, any withdrawal  charge.  The  Withdrawal  Value under  Option 8 is the present value of future Annuity  Payments  calculated  using the assumed  interest rate less any premium taxes due and paid by the Company.

SUMMARY
--------------------------------------------------------------------------------

      This summary provides a brief overview of the more significant  aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information,  and the Contract. Unless the context indicates otherwise,  the  discussion  in  this  summary  and the  remainder  of the
      Prospectus  relates to the portion of the Contract  involving the Separate
      Account.  The Fixed Interest Account is briefly described under "The Fixed
      Interest Account," page 29 and in the Contract.

PURPOSE OF THE CONTRACT

      The single premium  immediate  variable  annuity contract (the "Contract")
      described in this Prospectus provides several Options for Annuity Payments on a variable  basis,  a fixed basis,  or both.  You may select an Annuity
      Option that provides income for your lifetime or a specified period.

      You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan"). If you are eligible,  you may also
      purchase  the  Contract  as  an  individual   retirement  annuity  ("IRA")
      qualified  under Section 408, or a Roth IRA qualified  under Section 408A, of the Internal Revenue Code of 1986, as amended  ("Qualified  Plan").  An
      IRA may be purchased  with  contributions  rolled over from  tax-qualified plans  such as  403(b)  plans,  401(k)  plans,  or  individual  retirement accounts.  See the discussion of IRAs and Roth IRAs under "Section 408 and
      Section 408A," page 37.

THE SEPARATE ACCOUNT AND THE FUNDS

      You may  allocate  your  Purchase  Payment to the T. Rowe  Price  Variable
      Annuity  Account (the "Separate  Account") to provide a variable  annuity.
      See "Separate Account," page 14. The Separate Account is currently divided into ten divisions  referred to as Subaccounts.  Each  Subaccount  invests exclusively in shares of a specific Portfolio of one of the Funds. Each of the Funds' Portfolios has a different  investment objective or objectives.
      Each Portfolio is listed under its respective Fund below.

      T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

      T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

      T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio

      Your Annuity  Payments,  if supported by a  Subaccount,  will  increase or decrease in dollar value  depending on the  investment  performance of the corresponding  Portfolio in which such  Subaccount  invests.  You bear the investment  risk for amounts  allocated  to a  Subaccount.  Not all of the
      Subaccounts are available under each Annuity Option.

FIXED INTEREST ACCOUNT

      You may allocate your Purchase  Payment to the Fixed  Interest  Account to provide  a  fixed  annuity.  The  Fixed  Interest  Account  is part of the
      Company's General Account. Amounts allocated to the Fixed Interest Account earn  interest at rates  determined  at the  discretion of the Company and that are  guaranteed  to be at least an  effective  annual rate of 3%. See
      "The Fixed Interest Account," page 29.

PURCHASE PAYMENT

      The  minimum  Purchase  Payment is $25,000.  The  Company  does not accept additional  Purchase  Payments  under the  Contract.  A  Purchase  Payment exceeding  $1,000,000 will not be accepted under a Contract  without prior approval of the Company. See "Purchase Payments," page 18.

CONTRACT BENEFITS

      The  Contract  provides for several  Annuity  Options on either a variable basis, a fixed basis, or both. The Company  guarantees  payments under the fixed  Annuity  Options.  See  "Annuity  Payments,"  page 21. The Contract provides for a death benefit upon the death of the Annuitant under certain
      of  the  Annuity  Options.   See  "Annuity  Options,"  page  25  for  more
      information.

      You may  exchange  your  interest in the Contract  among the  Subaccounts, subject to certain  restrictions  as described in "The Contract," page 17,
      "Exchanges,"  page 22 and "The Fixed  Interest  Account," page 29. You may make up to six exchanges in any Contract Year.

      You may withdraw your Account Value under Annuity  Options 5 through 8 and during the Liquidity Period under Option 9. Withdrawals under Option 9 are subject to a withdrawal charge as discussed below.  Withdrawals of Account
      Value  allocated  to the Fixed  Interest  Account  are  subject to certain restrictions described in "The Fixed Interest Account," page 29. See "Full and Partial  Withdrawals," page 23, and "Federal Tax Matters," page 32 for more information about withdrawals, including the 10% penalty tax that may be  imposed  upon full and  partial  withdrawals  made  prior to the Owner attaining age 59 1/2.

FREE-LOOK RIGHT

      You may  return  the  Contract  within  the  Free-Look  Period,  which  is generally a 10-day period beginning when you receive the Contract. In this event,  the Company will refund to you the amount of the Purchase  Payment allocated  to the Fixed  Interest  Account  plus the Account  Value in the
      Subaccounts.  The Company will refund the amount of the  Purchase  Payment allocated to the Subaccounts rather than the Account Value in those states and circumstances in which it is required to do so. See "Free-Look Right,"
      page 19.

CHARGES AND DEDUCTIONS

      The Company  does not deduct a sales load from the Purchase  Payment.  The
      Company will deduct  certain  charges in  connection  with the Contract as described below.

      > MORTALITY  AND EXPENSE  RISK CHARGE The Company  deducts a daily  charge from the assets of each Subaccount for mortality and expense risks equal to an  annual  rate of 0.55%  (1.40%  under  Annuity  Option  9) of each
        Subaccount's  average daily net assets.  See "Mortality and Expense Risk
        Charge," page 20.

      > PREMIUM  TAX  CHARGE  The  Company  assesses  a  premium  tax  charge to reimburse  itself for any premium  taxes that it incurs with  respect to this Contract.  This charge will be deducted from your Purchase  Payment if the Company  incurs a premium tax. The Company  reserves the right to deduct  such  taxes when due or anytime  thereafter.  Premium  tax rates currently range from 0% to 3.5%. See "Premium Tax Charge," page 20.

      > WITHDRAWAL  CHARGE If you withdraw  Account  Value during the  Liquidity
        Period under Option 9, the withdrawal is subject to a withdrawal charge.
        The  charge is based  upon the year in which the  withdrawal  is made as measured from the Annuity  Payout Date.  The  withdrawal  charge,  which ranges from 5% in the first year to 1% in the fifth year,  is applied to the amount of the withdrawal.  Withdrawals after the fifth year from the
        Annuity  Payout Date are not  permitted  under  Option 9. See  "Contract
        Withdrawal Charge," page 21.

      > OTHER  EXPENSES The Company pays the operating  expenses of the Separate
        Account.  Investment management fees and operating expenses of the Funds are paid by the Funds and are  reflected  in the net asset value of Fund shares.  For a  description  of  these  charges  and  expenses,  see the
        Portfolio prospectuses.

CONTACTING THE COMPANY

      You should direct all written requests, notices, and forms required by the
      Contract,  and any  questions or  inquiries to the T. Rowe Price  Variable
      Annuity  Service  Center,  P.O.  Box 750440,  Topeka,  Kansas  66675-0440,
      1-800-469-6587.

EXPENSE TABLE
--------------------------------------------------------------------------------

      The  purpose of this table is to assist you in  understanding  the various costs and  expenses  that you will bear  directly  and  indirectly  if you allocate your Purchase Payment to the Subaccounts.  The table reflects any contractual  charges,  expenses of the Separate  Account,  and charges and expenses of the Portfolios.  The table does not reflect premium taxes that may be imposed by various  jurisdictions.  See "Premium Tax Charge,"  page
      20. The  information  contained in the table is not  applicable to amounts allocated to the Fixed Interest Account.

      For a  complete  description  of a  Contract's  costs  and  expenses,  see
      "Charges and Deductions," page 20. For a more complete description of each
      Portfolio's  costs and  expenses,  see the Portfolio  prospectuses,  which accompany this Prospectus.

      TABLE 1
      ----------------------------------------------------------------------------
                                                                            All
                                                                           Other
                                                               Option 9    Annuity
                                                                           Options
        CONTRACTOWNER TRANSACTION EXPENSES
        Withdrawal Charge Under Option 9 (as a
         percentage of amount surrendered)                       5%(1)      None

        CONTRACTUAL EXPENSES

        Sales Load on Purchase Payments                           None      None

        Annual Maintenance Fee                                    None      None

        ANNUAL SEPARATE ACCOUNT EXPENSES

        Annual Mortality and Expense Risk Charge
        (as a percentage of each Subaccount's
         average daily net assets)                                1.40%     .55%

        Total Annual Separate Account Expenses                    1.40%     .55%

        ANNUAL PORTFOLIO EXPENSES (AS A PERCENTAGE
        OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS)

                                                                    TOTAL
                                          MANAGEMENT     OTHER    PORTFOLIO
                                             FEE(2)     EXPENSES   EXPENSES

        T. Rowe Price New America
         Growth Portfolio                     .85%           0%        .85%

        T. Rowe Price Mid-Cap
         Growth Portfolio                     .85%           0%        .85%

        T. Rowe Price Equity
         Income Portfolio                     .85%           0%        .85%

        T. Rowe Price Personal
         Strategy Balanced Portfolio          .90%           0%        .90%

        T. Rowe Price Blue Chip
         Growth Portfolio                     .85%           0%        .85%

        T. Rowe Price Health
         Sciences Portfolio                   .95%           0%        .95%

        T. Rowe Price Equity
         Index 500 Portfolio                  .40%           0%        .40%

        T. Rowe Price Limited-Term
         Bond Portfolio                       .70%           0%        .70%

        T. Rowe Price Prime
         Reserve Portfolio                    .55%           0%        .55%

        T. Rowe Price International
         Stock Portfolio                     1.05%          0%       1.05%
      --------------------------------------------------------------------------

      1  The withdrawal charge,  which ranges from 5% in the first year to 1% in the fifth year, is imposed only upon  withdrawals  under Option 9 which are permitted only during the Liquidity  Period.  The withdrawal charge is based upon the year in which the withdrawal is made as measured from the Annuity Payout Date.
      2  The management fee includes the ordinary expenses of operating the Funds.

      EXAMPLES

      The examples  presented  below show expenses that you would pay at the end of one, three,  five, or ten years.  The examples show expenses based upon an  allocation  of $1,000 to each of the  Subaccounts  and a  hypothetical annual return of 5%.

      You should not  consider the examples  below a  representation  of past or future  expenses.  Actual  expenses  may be greater  or lesser  than those shown.  The 5% return assumed in the examples is  hypothetical  and should not be considered a representation of past or future actual returns, which may be greater or lesser than the assumed amount.

      EXAMPLE - You would pay the  expenses  shown below  (unless  Option 9 were selected):

      -------------------------------------------------------------------------
                                1 YEAR     3 YEARS      5 YEARS     10 YEARS

        New America
        Growth Subaccount        $14         $44          $77         $168

        Mid-Cap Growth
        Subaccount               $14         $44          $77         $168

        Equity Income
        Subaccount               $14         $44          $77         $168

        Personal Strategy
        Balanced Subaccount      $15         $46          $79         $174

        Blue Chip Growth
        Subaccount               $14         $44          $77         $168

        Health Sciences
        Subaccount               $15         $47          $82         $179

        Equity Index 500
        Subaccount               $10         $30          $53         $117

        Limited-Term Bond
        Subaccount               $13         $40          $69         $151

        Prime Reserve
        Subaccount               $11         $35          $61         $134

        International Stock
        Subaccount               $16         $50          $87         $190
      -------------------------------------------------------------------------

      EXAMPLE - You would pay the expenses shown below assuming (1) selection of
      Option 9, and (2) no withdrawals:

      --------------------------------------------------------------------------
                              1 YEAR     3 YEARS      5 YEARS     10 YEARS

      New America
      Growth Subaccount        $23         $70         $120         $258

      Mid-Cap Growth
      Subaccount               $23         $70         $120         $258

      Equity Income
      Subaccount               $23         $70         $120         $258

      Personal Strategy
      Balanced Subaccount      $23         $72         $123         $264

      Blue Chip Growth
      Subaccount               $23         $70         $120         $258

      Health Sciences
      Subaccount               $24         $73         $126         $269

      Equity Index 500
      Subaccount               $18         $57          $97         $212

      Limited-Term Bond
      Subaccount               $21         $66         $113         $243

      Prime Reserve
      Subaccount               $20         $61         $105         $227

      International Stock
      Subaccount               $25         $76         $131         $279

      --------------------------------------------------------------------------
      EXAMPLE - You would pay the expenses shown below assuming (1) selection of
      Option 9, and (2) a full withdrawal at the end of each time period:

      -----------------------------------------------------------------------

                             1 YEAR    3 YEARS      5 YEARS    10 YEARS**
      New America
      Growth Subaccount        $74         $103        $132         $258

      Mid-Cap Growth
      Subaccount               $74         $103        $132         $258

      Equity Income
      Subaccount               $74         $103        $132         $258

      Personal Strategy
      Balanced Subaccount      $75         $104        $134         $264

      Blue Chip Growth
      Subaccount               $74         $103        $132         $258

      Health Sciences
      Subaccount               $75         $106        $137         $269

      Equity Index 500
      Subaccount               $70         $90         $109         $212

      Limited-Term Bond
      Subaccount               $73         $98         $124         $243

      Prime Reserve
      Subaccount*              $71         $94         $117         $227

      International Stock
      Subaccount               $76         $108        $142         $279
      --------------------------------------------------------------------------

       *Not available for Option 9.
     **Withdrawals  under  Option 9 are  permitted  only  during  the  Liquidity
       Period,  which is a period beginning on the Contract Date and ending on a date five years from the Annuity Payout Date.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      The following condensed financial  information presents  accumulation unit values for each of the years in the period ended  December  31,  2000,  as well as ending accumulation units outstanding under each Subaccount.
      ----------------------------------------------------------------
                              2000(1)    2000(2)     1999(1)  1999(2)

       NEW AMERICA
       GROWTH SUBACCOUNT(3)

       Accumulation
       unit value:
         Beginning of
         period                $24.91    $24.46      $22.72   $23.71
         End of period         $21.73    $21.55      $24.91   $24.46

       Accumulation units:
         Outstanding at
         the end of period  1,908,677     4,432   2,069,472    4,648

       EQUITY INCOME
       SUBACCOUNT(3)

       Accumulation
       unit value:
         Beginning of
         period                $21.07    $20.23      $20.42   $22.10
         End of period         $22.92    $22.56      $21.07   $20.23

       Accumulation units:
         Outstanding at
         the end of period  2,460,350     7,371   3,159,785    6,429

       PERSONAL STRATEGY
       BALANCED
       SUBACCOUNT(3)

       Accumulation
       unit value:
         Beginning of
         period                $19.44    $18.67      $18.04   $18.25
         End of period         $19.07    $19.40      $19.44   $18.67

       Accumulation units:
         Outstanding at
         the end of period  1,182,328     3,155   1,207,707    2,020

       LIMITED TERM-BOND
       SUBACCOUNT(3)

       Accumulation
       unit value:
         Beginning of
         period                $12.28    $11.87      $12.38   $11.89
         End of period         $13.00    $12.82      $12.28   $11.87

       Accumulation units:
         Outstanding at
         the end of period    609,235       199     718,369        0

       MID-CAP GROWTH
       SUBACCOUNT(4)

       Accumulation
       unit value:
         Beginning of
         period                $17.47    $17.20      $14.34   $15.19
         End of period         $18.53    $18.22      $17.47   $17.20

       Accumulation units:
         Outstanding at
         the end of period  2,197,854     2,164   1,730,183    2,102

       PRIME RESERVE
       SUBACCOUNT(4)

       Accumulation
       unit value:
         Beginning of
         period                $11.44       N/A      $10.97      N/A
         End of period         $11.96       N/A      $11.44      N/A

       Accumulation units:
         Outstanding at
         the end of period  1,390,991       N/A   1,614,807      N/A

       INTERNATIONAL
       STOCK SUBACCOUNT(3)

       Accumulation
       unit value:
         Beginning of
         period                $19.83    $19.20      $15.08   $15.13
         End of period         $15.86    $15.55      $19.83   $19.20

       Accumulation units:
         Outstanding at
         the end of period  1,688,576       722   1,556,280      782
      -----------------------------------------------------------------

      -----------------------------------------------------------------
                               1998(1)    1997(1)     1996(1)   1995(1)

      NEW AMERICA
      GROWTH SUBACCOUNT(3)

      Accumulation
      unit value:
        Beginning of
        period                 $19.28     $16.00      $13.40   $10.00
        End of period          $22.72     $19.28      $16.00   $13.40

      Accumulation units:
        Outstanding at
        the end of period   2,269,650  2,030,514   1,596,903  333,934

      EQUITY INCOME
      SUBACCOUNT(3)

      Accumulation
      unit value:
        Beginning of
        period                 $18.84     $14.70      $12.37   $10.00
        End of period          $20.42     $18.84      $14.70   $12.37

      Accumulation units:
        Outstanding at
        the end of period   3,428,903  3,450,047   1,902,935  365,712

      PERSONAL STRATEGY
      BALANCED
      SUBACCOUNT(3)

      Accumulation
      unit value:
        Beginning of
        period                 $15.86     $13.51      $11.90   $10.00
        End of period          $18.04     $15.86      $13.51   $11.90

      Accumulation units:
        Outstanding at
        the end of period   1,257,891    983,602     599,843  148,349

      LIMITED TERM-BOND
      SUBACCOUNT(3)

      Accumulation
      unit value:
        Beginning of
        period                 $11.60     $10.93      $10.64   $10.00
        End of period          $12.38     $11.60      $10.93   $10.64

      Accumulation units:
        Outstanding at
        the end of period     926,046    626,694     445,079   86,891

      MID-CAP GROWTH
      SUBACCOUNT(4)

      Accumulation
      unit value:
        Beginning of
        period                 $11.82     $10.00
        End of period          $14.34     $11.82

      Accumulation units:
        Outstanding at
        the end of period   1,508,570  1,100,979

      PRIME RESERVE
      SUBACCOUNT(4)

      Accumulation
      unit value:
        Beginning of
        period                 $10.48     $10.00
        End of period          $10.97     $10.48

      Accumulation units:
        Outstanding at
        the end of period   1,367,278    769,829

      INTERNATIONAL
      STOCK SUBACCOUNT(3)

      Accumulation
      unit value:
        Beginning of
        period                 $13.09     $12.77      $11.19   $10.00
        End of period          $15.08     $13.09      $12.77   $11.19

      Accumulation units:
        Outstanding at
        the end of period   1,554,164  1,562,428   1,124,821  218,427
      -----------------------------------------------------------------
      1 Accumulation  unit values for Annuity Options 5 through 7 and a deferred annuity contract funded by the Separate Account.
      2 Accumulation unit values for Annuity Option 9.
      3 These Subaccounts commenced operations on April 3, 1995.
      4 The Mid-Cap Growth and Prime Reserve Subaccounts commenced operations on
        January 2, 1997.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY

      The Company is a life insurance  company  organized  under the laws of the
      State of  Kansas.  It was  organized  originally  as a  fraternal  benefit society and commenced  business February 22, 1892. It became a mutual life insurance  company  under its present name on January 2, 1950. On July 31,
      1998,  the Company  converted  from a mutual life  insurance  company to a stock life insurance  company  ultimately  controlled by Security  Benefit
      Mutual  Holding  Company,  a Kansas  mutual  holding  company.  Membership interests  of persons who were  Contractowners  as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date,  and persons who acquire  policies  from the Company after that date automatically become members in the mutual holding company.

      The Company offers a complete line of life insurance  policies and annuity contracts, as well as financial and retirement services. It is admitted to do business  in the  District of  Columbia,  and in all states  except New
      York. As of the end of 2000, the Company had total assets of approximately
      $8.3 billion. Together with its subsidiaries,  the Company has total funds under management of approximately $10.3 billion.

PUBLISHED RATINGS

      The  Company  may  from  time to time  publish  in  advertisements,  sales literature,  and  reports to Owners,  the  ratings  and other  information assigned to it by one or more  independent  rating  organizations  such as
      A.M. Best Company and Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the  investment  performance of assets  held in the  Separate  Account.  Each year the A.M.  Best  Company reviews the financial status of thousands of insurers,  culminating in the assignment of Best's Ratings.  These ratings reflect their current opinion of  the  relative  financial  strength  and  operating  performance  of an insurance company in comparison to the norms of the life/health  insurance industry.  In  addition,  the  claims-paying  ability  of the  Company  as measured by Standard & Poor's  Insurance  Ratings Services may be referred to in  advertisements  or sales literature or in reports to Owners.  These ratings  are  opinions  of  an  operating  insurance  company's  financial capacity to meet the obligations of its insurance and annuity  policies in accordance  with their terms.  Such ratings do not reflect the  investment performance of the Separate  Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

      T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

      The Company  established  the T. Rowe Price Variable  Annuity Account as a
      separate account under Kansas law on March 28, 1994. The Contract provides that  income,  gains,  or losses of the Separate  Account,  whether or not realized,  are  credited to or charged  against the assets of the Separate
      Account  without regard to other income,  gains, or losses of the Company.
      The  Company  owns the assets in the  Separate  Account and is required to maintain  sufficient  assets in the Separate  Account to meet all Separate
      Account  obligations under the Contract.  Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed  anticipated  obligations of the
      Separate Account.  All obligations arising under the Contracts are general corporate  obligations  of the  Company.  The  Company  may invest its own assets in the  Separate  Account  for other  purposes,  but not to support contracts other than variable annuity contracts, and may accumulate in the
      Separate  Account  proceeds from Contract  charges and investment  results applicable to those assets.

      The  Separate  Account is  currently  divided  into ten  Subaccounts.  The
      Contract provides that income, gains and losses,  whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the  income,  gains,  or losses in the other  Subaccounts.  Each
      Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. The Company may in the future establish additional  Subaccounts of the Separate Account, which may invest in other Portfolios of the Funds or in other securities,  mutual funds, or investment  vehicles.  Under its contract with the  underwriter,  T. Rowe Price Investment  Services,  Inc.
      ("Investment  Services"),  the  Company  cannot  add new  Subaccounts,  or substitute shares of another portfolio,  without the consent of Investment
      Services,  unless (1) such change is necessary  to comply with  applicable laws,  (2)  shares  of any or all of the  Portfolios  should  no longer be available  for  investment,  or (3) the Company  receives an opinion  from counsel acceptable to Investment Services that substitution is in the best interest of  Contractowners  and that further  investment in shares of the
      Portfolio(s)  would cause undue risk to the Company.  For more information about the underwriter, see "Distribution of the Contract," page 41.

      The Separate Account is registered with the SEC as a unit investment trust under the  Investment  Company Act of 1940 (the "1940 Act").  Registration
      with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

THE FUNDS

      The T. Rowe Price  Equity  Series,  Inc.,  the T. Rowe Price Fixed  Income
      Series,  Inc.,  and the T.  Rowe  Price  International  Series,  Inc.  are
      diversified,  open-end management investment companies of the series type.
      The  Funds  are  registered   with  the  SEC  under  the  1940  Act.  Such
      registration does not involve supervision by the SEC of the investments or investment  policy of the Funds.  Together,  the Funds  currently have ten separate Portfolios, each of which pursues different investment objectives and policies.

      In addition to the Separate Account, shares of the Funds are being sold to variable life insurance and variable  annuity  separate  accounts of other insurance  companies,  including insurance  companies  affiliated with the
      Company.  In the future,  it may be  disadvantageous  for variable annuity separate accounts of other life insurance companies,  or for both variable life insurance  separate accounts and variable annuity separate  accounts, to invest  simultaneously in the Funds.  Currently neither the Company nor the Funds foresee any such disadvantages to either variable annuity owners or variable life insurance owners.  The management of the Funds intends to monitor  events in order to identify  any  material  conflicts  between or among variable  annuity  owners and variable life insurance  owners and to determine what action,  if any, should be taken in response.  In addition, if the Company believes that any Fund's response to any of those events or conflicts  insufficiently protects Owners, it will take appropriate action on its own. For more information see the Portfolio prospectuses.

      A summary of the  investment  objective of each  Portfolio of the Funds is set forth below. There can be no assurance that any Portfolio will achieve its objective.  More detailed information is contained in the accompanying
      Portfolio prospectuses, including information on the risks associated with the investments and investment techniques of each Portfolio.

      THE PORTFOLIO  PROSPECTUSES  ACCOMPANY THIS  PROSPECTUS AND SHOULD BE READ
      CAREFULLY BEFORE INVESTING.

      T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

      The investment  objective of the New America Growth Portfolio is long-term growth of capital  through  investments  primarily in the common stocks of companies  operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

      T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

      The  investment  objective of the Mid-Cap  Growth  Portfolio is to provide long-term capital  appreciation by investing primarily in common stocks of medium-sized growth companies.

      T. ROWE PRICE EQUITY INCOME PORTFOLIO

      The  investment  objective  of the Equity  Income  Portfolio is to provide substantial  dividend  income and also capital  appreciation  by investing primarily in dividend-paying common stocks of established companies.

      T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

      The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest  total  return over time  consistent  with an emphasis on both capital appreciation and income.

      T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

      The investment objective of the Blue Chip Growth Portfolio is to seek long term capital growth through high quality U.S. growth companies.  Income is a secondary objective.

      T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

      The investment  objective of the Health Sciences Portfolio is to seek long term capital  appreciation  through  investments in companies  expected to benefit  from  changes  in the health  care,  medicine,  or life  sciences fields.

      T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO*

      The investment objective of the Equity Index 500 Portfolio is to match the performance  of the Standard & Poor's 500 Stock  Index(R).  The S&P 500 is
      made up of primarily large capitalization companies that represent a broad spectrum of the U.S.  economy  and a  substantial  part of the U.S.  stock market's total capitalization.

      T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

      The investment  objective of the Limited-Term  Bond Portfolio is to seek a high  level of  income  consistent  with  moderate  price  fluctuation  by investing primarily in short- and intermediate-term  investment grade debt securities.

      T. ROWE PRICE PRIME RESERVE PORTFOLIO (NOT AVAILABLE UNDER OPTION 9)

      The investment  objectives of the Prime Reserve Portfolio are preservation of capital,  liquidity,  and,  consistent with these, the highest possible current  income,  by  investing  primarily  in  high-quality  money market securities.

      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

      The investment  objective of the International  Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

      *"Standard & Poor's,"  "S&P," "S&P 500," "Standard & Poor's 500" and "500"
       are trademarks of the McGraw-Hill Companies,  Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored,  endorsed, sold or  promoted  by  Standard  &  Poor's  and  Standard  &  Poor's  makes no representation regarding the advisability of investing in the Portfolio.

THE INVESTMENT ADVISERS

      T. Rowe Price  Associates,  Inc. ("T.  Rowe  Price"),  located at 100 East
      Pratt Street,  Baltimore,  Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. T.
      Rowe Price International,  Inc. ("TRP International"),  an affiliate of T.
      Rowe  Price,   serves  as   Investment   Adviser  to  the  T.  Rowe  Price
      International Stock Portfolio.  TRP International's U.S. office is located at 100 East Pratt  Street,  Baltimore,  Maryland  21202.  T. Rowe Price is
      responsible for selection and management of portfolio investments for each
      Portfolio except the T. Rowe Price International Stock Portfolio,  and TRP
      International  is  responsible  for selection and  management of portfolio investments for that Portfolio.  T. Rowe Price and TRP  International  are registered with the SEC as investment advisers.

      T. Rowe Price and TRP  International  are not affiliated with the Company, and the Company has no responsibility  for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

      The Company issues the Contract offered by this Prospectus. It is a single premium immediate variable annuity. To the extent that all or a portion of the  Purchase  Payment is allocated  to the  Subaccounts,  the Contract is significantly  different  from a fixed annuity  contract in that it is the
      Contractowner  who assumes the risk of investment gain or loss rather than the Company. The Contract provides several Annuity Options under which the
      Company will pay periodic  Annuity  Payments on a variable  basis, a fixed basis,  or both,  beginning  on the  Annuity  Payout  Date.  The amount of variable Annuity Payments will depend on the investment performance of the
      Subaccounts to which the Purchase Payment has been allocated.  The Company guarantees the amount of fixed Annuity Payments.

      The  Contract is  available  for  purchase by an  individual  as a non-tax qualified  retirement plan  ("Non-Qualified  Plan").  The Contract is also
      eligible  for  purchase  as  an  individual   retirement  annuity  ("IRA")
      qualified  under Section 408, or a Roth IRA qualified  under Section 408A, of the Internal Revenue Code ("Qualified  Plan").  An IRA may be purchased with contributions from tax-qualified  plans such as 403(b) plans,  401(k)
      plans, or individual  retirement accounts.  See the discussion of IRAs and
      Roth IRAs under  "Section 408 and Section 408A," page 37. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

      If you are  purchasing  the Contract as an investment  vehicle for an IRA, you should  consider that the Contract does not provide any additional tax advantage to that already available through the IRA itself.  However,  the
      Contract  does offer  features and  benefits in addition to providing  tax deferral that other  investments may not offer,  including annuity options which guarantee income for life.

APPLICATION FOR A CONTRACT

      If you wish to purchase a Contract,  you may submit an application and the
      Purchase Payment to the Company,  as well as any other form or information that the Company may require.  The  Purchase  Payment may be made by check or,  if you  own  shares  of one  or  more  mutual  funds  distributed  by
      Investment  Services  ("T.  Rowe  Price  Funds"),  you  may  elect  on the application  to redeem  shares of that fund(s) and forward the  redemption proceeds  to the  Company.  Any  such  transaction  shall be  effected  by
      Investment  Services,  the  distributor of the T. Rowe Price Funds and the
      Contract.  If you  redeem  fund  shares,  it is a sale of  shares  for tax purposes,  which may result in a taxable  gain or loss.  You may obtain an application  by  contacting  the T. Rowe Price  Variable  Annuity  Service
      Center.  The  Company  reserves  the  right to reject  an  application  or
      Purchase  Payment for any reason,  subject to the  Company's  underwriting standards and guidelines and any applicable  state or federal law relating to nondiscrimination.

      Any  Owner  must  also be an  Annuitant.  The  maximum  age of an Owner or
      Annuitant  for which a  Contract  will be issued is 85. If there are Joint
      Owners  or  Annuitants,  the  maximum  issue  age  will be  determined  by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS

      The minimum  Purchase  Payment for the  purchase of a Contract is $25,000.
      The  Company  will not  accept  additional  Purchase  Payments  under  the
      Contract.  A Purchase  Payment  exceeding  $1 million will not be accepted without prior approval of the Company.

      The Company will apply the initial Purchase Payment not later than the end of the second  Valuation  Date after the Valuation  Date it is received at the T. Rowe Price  Variable  Annuity  Service  Center;  provided  that the
      Purchase  Payment  is  preceded  or  accompanied  by an  application  that contains  sufficient  information  to  establish  an account and  properly credit such Purchase  Payment.  If the Company does not receive a complete application,  the  Company  will  notify  you  that it does  not  have the necessary  information  to issue a  Contract.  If you do not  provide  the necessary information to the Company within five Valuation Dates after the
      Valuation  Date on which the Company first  receives the initial  Purchase
      Payment  or if the  Company  determines  it  cannot  otherwise  issue  the
      Contract,  the Company  will return the  initial  Purchase  Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      An application  will be considered  properly  completed if it (1) includes all information  requested on the  application,  including  election of an
      Annuity  Option,  and (2) is  accompanied by proof of the date of birth of the  Annuitant  and any  Joint  Annuitant  and the  entire  amount  of the
      Purchase Payment.

ALLOCATION OF THE PURCHASE PAYMENT

      In an application for a Contract,  you select the Subaccounts or the Fixed
      Interest  Account to which the  Purchase  Payment will be  allocated.  The allocation  must be a  whole  percentage.  The  Purchase  Payment  will be allocated  according to your  instructions  contained in the  application, except that no Purchase Payment  allocation is permitted that would result in less than 5% of any payment  being  allocated to any one  Subaccount or the Fixed Interest Account.  Available allocation  alternatives  generally include the ten  Subaccounts  and the Fixed  Interest  Account.  The Prime
      Reserve  Subaccount and the Fixed Interest Account are not available under
      Option 9.

ACCOUNT VALUE

      The Account  Value is the sum of the amounts  under the  Contract  held in each  Subaccount  and in the  Fixed  Interest  Account.  Account  Value is
      determined as of any Valuation  Date prior to the Annuity  Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7 and during the  Liquidity  Period  under  Option 9. There is no Account  Value under  Options 1 through 4 and 8, or after  the  Liquidity  Period,  under
      Option 9.

      On each Valuation  Date, the portion of the Account Value allocated to any
      particular   Subaccount   will  be  adjusted  to  reflect  the  investment
      experience of that Subaccount for that date. See "Determination of Account
      Value," below. No minimum amount of Account Value is guaranteed.  You bear the entire  investment  risk  relating to the  investment  performance  of
      Account Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

      The Account Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which Account Value
      has  been  allocated,   partial  withdrawals,   the  charges  assessed  in
      connection with the Contract and Annuity  Payments under Options 5 through
      7 and during the Liquidity  Period,  under Option 9. The amounts allocated to the  Subaccounts  will  be  invested  in  shares  of the  corresponding
      Portfolios of the Funds.  The investment  performance  of the  Subaccounts will  reflect  increases  or decreases in the net asset value per share of the corresponding  Portfolios and any dividends or distributions  declared by the corresponding  Portfolios.  Any dividends or distributions from any
      Portfolio  will  be  automatically   reinvested  in  shares  of  the  same
      Portfolio,  unless the Company, on behalf of the Separate Account,  elects otherwise.

      Assets in the Subaccounts are divided into Accumulation  Units,  which are
      accounting   units  of  measure   used  to   calculate   the  value  of  a
      Contractowner's  interest in a Subaccount.  When a Contractowner allocates all or part of the  Purchase  Payment to a  Subaccount,  the  Contract  is
      credited with Accumulation  Units. The number of Accumulation  Units to be credited is  determined  by dividing  the dollar  amount  allocated to the particular  Subaccount by the  Accumulation  Unit value for the particular
      Subaccount  as of the end of the  Valuation  Period in which the  Purchase
      Payment is credited.  In addition,  other  transactions  including full or partial withdrawals and any withdrawal charge, exchanges, Annuity Payments under Options 5 through 7 and during the Liquidity  Period under Option 9, and  assessment  of premium  taxes  against the  Contract,  all affect the number of Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by dividing the dollar amount of such transaction by the Accumulation Unit value of the  affected  Subaccount.  The  Accumulation  Unit value of each
      Subaccount  is  determined  as of  each  Valuation  Date.  The  number  of
      Accumulation  Units  credited  to a  Contract  will not be  changed by any subsequent  change in the value of an  Accumulation  Unit,  but the dollar value of an  Accumulation  Unit may vary from  Valuation Date to Valuation
      Date  depending  upon the  investment  experience  of the  Subaccount  and charges against the Subaccount.

      The Accumulation Unit value of each Subaccount's  units initially was $10.
      Determination  of the unit value of a  Subaccount  takes into  account the following:  (1) the  investment  performance of the  Subaccount,  which is based upon the investment  performance of the  corresponding  Portfolio of the Funds,  (2) any dividends or distributions  paid by the  corresponding
      Portfolio,  (3) the charges,  if any,  that may be assessed by the Company for taxes  attributable  to the operation of the  Subaccount,  and (4) the mortality and expense risk charge of the  applicable  Annuity Option under the Contract.

FREE-LOOK RIGHT

      You may return a Contract within the Free-Look Period,  which is generally a 10-day  period  beginning  when you receive the  Contract.  The returned
      Contract  will then be deemed void and the Company  will refund to you any part of the Purchase Payment  allocated to the Fixed Interest Account plus the Account Value in the Subaccounts as of the end of the Valuation Period
      during which the returned Contract is received by the Company. The Company
      will  refund  the  amount  of  the  Purchase  Payment   allocated  to  the
      Subaccounts rather than Account Value in those states and circumstances in which it is required to do so.

DEATH BENEFIT

      If the Owner dies prior to the Annuity  Payout Date,  the Company will pay the  death  benefit  proceeds  upon  receipt  of due  proof of  death  and instructions  regarding  payment.  If the Owner dies and there is no Joint
      Annuitant,  the death benefit  proceeds will be payable to the  Designated
      Beneficiary  in an amount  equal to the  Account  Value as of the date due proof of death and  instructions  regarding  payment  are  received by the
      Company,  less any premium  taxes due or paid by the Company,  any partial withdrawals  and any  Annuity  Payments.  If the Owner dies and there is a
      Joint  Annuitant,  the surviving  Joint Annuitant may elect to receive the death benefit proceeds  described above or elect a new Annuity Option.  If the Owner is not a natural  person,  the death  benefit  proceeds  will be payable upon receipt of due proof of death of the  Annuitant  prior to the
      Annuity Payout Date and instructions regarding payment. If the death of an
      Owner occurs on or after the Annuity  Payout Date,  any death benefit will be determined according to the terms of the Annuity Option selected by the
      Owner. See "Annuity  Options," page 25. See "Federal Tax Matters," page 32 for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS

      For Contracts issued in connection with Non-Qualified  Plans, if any Owner dies prior to the Annuity  Payout Date,  the entire death  benefit must be paid within five years after the death of such Owner. If any Owner dies on or after the Annuity  Payout Date,  Annuity  Payments shall continue to be paid at least as rapidly  as under the method of payment  being used as of the date of the  Owner's  death.  If the  Owner of the  Contract  is not a natural person,  these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts  issued in connection with Qualified Plans, the terms of any
      Qualified  Plan and the  Internal  Revenue  Code should be  reviewed  with respect to  limitations or  restrictions  on  distributions  following the death of the Owner or Annuitant. Because the rules applicable to Qualified
      Plans are extremely complex, a competent tax adviser should be consulted.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

      The Company  deducts a daily charge from the assets of each Subaccount for mortality and expense  risks  assumed by the Company under the  Contracts.
      The  charge  generally  is  equal  to an  annual  rate  of  0.55%  of each
      Subaccount's  average  daily  net  assets.  This  amount  is  intended  to compensate the Company for certain mortality and expense risks the Company assumes in offering and  administering  the Contracts and in operating the
      Subaccounts.  If Option 9 is  selected,  the  mortality  and expense  risk charge is equal to an annual  rate of 1.40% of each  Subaccount's  average daily net assets.

      The  expense  risk  borne by the  Company  is the risk that the  Company's actual expenses in issuing and  administering  the Contracts and operating the  Subaccounts  will be more than the profit realized from the mortality and expense risk charge.  The  mortality  risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer  than the  Company's actuarial  tables  predict.  In this event,  the Company  guarantees  that
      Annuity Payments will not be affected by a change in mortality  experience that results in the payment of greater  annuity  income than assumed under the Annuity Options in the Contract. With respect to Option 9, the Company also assumes the risks  associated  with providing the Floor Payment.  See
      "Option 9 - Life Income with Liquidity," page 26.

      The Company may ultimately realize a profit from the mortality and expense risk  charge  to the  extent  it is not  needed  to  cover  mortality  and administrative  expenses, but the Company may realize a loss to the extent the charge is not sufficient.  The Company may use any profit derived from this  charge  for  any  lawful  purpose,  including  any  promotional  and administrative  expenses,  including  compensation  paid by the Company to
      Investment  Services or an affiliate thereof,  at the annual rate of 0.10%
      of each Subaccount's average daily net assets for administrative services.

PREMIUM TAX CHARGE

      Various  states and  municipalities  impose a tax on  premiums  on annuity contracts received by insurance companies. Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the  Owner's  state of residence,  the Annuitant's state of residence, and the insurance tax laws and the Company's  status in a particular  state.  The Company  assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. This charge will be deducted from the Purchase
      Payment if premium  tax is  incurred.  The Company  reserves  the right to deduct  premium  taxes when due or anytime  thereafter.  Premium tax rates currently  range  from  0%  to  3.5%,  but  are  subject  to  change  by a governmental entity.

CONTRACT WITHDRAWAL CHARGE

      The Company deducts a withdrawal  charge from full or partial  withdrawals made during the  Liquidity  Period  under Option 9. The charge is deducted from  the  Subaccounts  in  the  same  proportion  as  the  withdrawal  is allocated.  The  withdrawal  charge  is based  upon the year in which  the withdrawal is made as measured from the Annuity  Payout Date.  Withdrawals after the fifth year from the Annuity Payout Date are not  permitted.  The withdrawal  charge,  which is set forth below, is applied to the amount of the withdrawal.

      ---------------------------------------------------------------------
          YEAR FROM ANNUITY PAYOUT DATE                 WITHDRAWAL CHARGE

                      First                                     5%

                     Second                                     4%

                      Third                                     3%

                     Fourth                                     2%

                      Fifth                                     1%
      ---------------------------------------------------------------------

      The withdrawal  charge  compensates  the Company for the costs  associated with  providing the Floor  Payment under Option 9,  including the costs of reinsurance  purchased  by the  Company  to hedge  against  the  Company's potential losses from providing the Floor Payment.

OTHER CHARGES

      The Company may charge the  Separate  Account or the  Subaccounts  for the
      federal,   state,  or  local  taxes  incurred  by  the  Company  that  are attributable  to  the  Separate  Account  or  the  Subaccounts,  or to the
      operations  of the  Company  with  respect  to the  Contract,  or that are attributable  to  payment  of  premiums  or  acquisition  costs  under the
      Contract.  No such charge is  currently  assessed.  See "Tax Status of the
      Company and the Separate  Account" and "Charge for the  Company's  Taxes,"
      page 33.

GUARANTEE OF CERTAIN CHARGES

      The Company  guarantees  that the charge for  mortality  and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets  (1.40% of each  Subaccount's  average  daily net assets  under
      Option 9).

FUND EXPENSES

      Each  Subaccount   purchases   shares  at  the  net  asset  value  of  the
      corresponding  Portfolio of the Funds.  Each  Portfolio's  net asset value reflects the  investment  management  fee and any other  expenses that are deducted  from the  assets of the Fund.  These fees and  expenses  are not deducted  from  the  Subaccount,  but are  paid  from  the  assets  of the corresponding  Portfolio.  As a  result,  you  indirectly  bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in the Portfolio prospectuses,  are not  specified or fixed under the terms of the  Contract,  and the Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

      You must select an Annuity  Payout  Date,  which must be within 30 days of the  Contract  Date,  at the time of  purchase.  If you do not  select  an
      Annuity Payout Date, the Annuity Payout Date will be a date one month from the Contract Date. For example, if the Contract Date is February 28 and no
      Annuity Payout Date is selected, the Annuity Payout Date will be March 28.

      On the Annuity  Payout Date,  the Purchase  Payment,  less any  applicable premium  taxes,  will be applied  to  provide an annuity  under one of the
      Options  described on page 25. The Purchase  Payment is further reduced by an  amount  equal to 1.8% of the  Purchase  Payment  if you  elect a fixed annuity under one of Options 1 through 4 or 8. Each Option,  except Option
      9 which is available only as a variable annuity,  is available either as a variable  annuity  supported  by the  Subaccounts  or as a  fixed  annuity supported by the Fixed Interest Account. A combination  variable and fixed annuity is also available  under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

      --------------------------------------------------------------------------------
                                                                          COMBINATION
                                                                           VARIABLE
                                         VARIABLE            FIXED         AND FIXED
        ANNUITY OPTION                   ANNUITY            ANNUITY         ANNUITY
      ----------------------------------------------------------------------------
        Option 1 - Life Income               X                 X
      ----------------------------------------------------------------------------
        Option 2 - Life Income
         with Period Certain                 X                 X
      ----------------------------------------------------------------------------
        Option 3 - Life Income
         with Installment Refund             X                 X
     -----------------------------------------------------------------------------
        Option 4 - Joint and
         Last Survivor                       X                 X
      ----------------------------------------------------------------------------
        Option 5 - Payments for
        a Specified Period                   X                 X               X
      ----------------------------------------------------------------------------
        Option 6 - Payments of
         a Specified Amount                  X                 X               X
      ----------------------------------------------------------------------------
        Option 7 - Age
         Recalculation                       X                 X               X
      ----------------------------------------------------------------------------
        Option 8 -
         Period Certain                      X                 X
      ----------------------------------------------------------------------------
        Option 9 - Life Income
         with Liquidity                      X
      ----------------------------------------------------------------------------

      Variable Annuity  Payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed Annuity Payments will not. Any portion of the net Purchase  Payment  under the Contract  allocated to the
      Subaccounts will be applied to purchase a variable annuity and any portion under the Contract allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The net Purchase Payment will be equal to the
      Purchase Payment, reduced by any applicable premium taxes, and 1.8% of the
      Purchase  Payment if a fixed annuity under one of Options 1 through 4 or 8 is selected.

      The  Company  will  make  Annuity   Payments  on  a  monthly,   quarterly,
      semiannual,  or annual basis, except that under Option 9, Annuity Payments can be made only on a monthly basis. No Annuity  Payments will be made for less than $100 except that there is no minimum payment amount with respect to Annuity Payments under Option 9. You may direct Investment  Services to apply the proceeds of an Annuity Payment to purchase shares of one or more of the T. Rowe Price Funds by submitting a written  request to the T. Rowe
      Price  Variable  Annuity  Service  Center.  If the  frequency  of payments selected would result in payments of less than $100, the Company  reserves the right to change the frequency.

      You may not change the Annuity Payout Date, Annuity Option or Annuitant at
      any time after the Contract has been issued.

EXCHANGES

      You may  exchange  Account  Value or  Payment  Units  (depending  upon the
      Annuity Option selected) among the Subaccounts upon proper written request to the T. Rowe Price Variable  Annuity  Service  Center.  Exchanges may be
      made by telephone if telephone  exchanges were elected in the application, or  an  Authorization  for  Telephone  Requests  form  has  been  properly completed,  signed and filed at the T. Rowe Price Variable Annuity Service
      Center.  Up to six exchanges are allowed in any Contract Year. The minimum amount of Account  Value that may be  exchanged  is $500 or, if less,  the amount remaining in the Fixed Interest Account or Subaccount. Exchanges of
      Account  Value or  Payment  Units  will  immediately  affect the amount of future Annuity  Payments,  which will be based upon the performance of the
      Subaccounts  to which the exchange is made.  Because Option 9 provides for level monthly payments that reset only annually,  an exchange under Option
      9 will not affect the amount of the Annuity  Payment until the next annual reset date.

      The Owner may exchange  Payment  Units among  Subaccounts  under Options 1 through 4 and 8 and may exchange  Account Value among the  Subaccounts and the Fixed  Interest  Account  under  Options 5 through  7,  subject to the restrictions on exchanges from the Fixed Interest Account  described under the  "Fixed  Interest  Account,"  page 29.  Under  Option 9, the Owner may
      exchange  only  among  the   Subaccounts   (excluding  the  Prime  Reserve
      Subaccount).  Under  Option 9, Account  Value may be exchanged  during the
      Liquidity  Period and Payment  Units may be exchanged  after the Liquidity
      Period.  An exchange of Account  Value during the  Liquidity  Period under
      Option 9 will  automatically  effect a  corresponding  exchange of Payment
      Units.

      The Company  reserves  the right at a future  date,  to waive or limit the number of exchanges permitted each Contract Year, to suspend exchanges, to limit the amount of Account Value that may be subject to exchanges and the amount remaining in an account after an exchange,  to impose conditions on the right to exchange  and to  discontinue  telephone  exchanges  provided that, as required by its contract with  Investment  Services,  the Company first obtains the consent of Investment Services.

FULL AND PARTIAL WITHDRAWALS

      Once the Contract has been issued, an Annuitant or Owner cannot change the
      Annuity  Option and  generally  cannot  surrender  his or her  annuity and receive a lump-sum  settlement in return.  Full and partial withdrawals of
      Account Value are available,  however,  under Options 5 through 7, subject to the  restrictions on withdrawals from the Fixed Interest  Account,  and under  Option  9 during  the  Liquidity  Period.  Withdrawals  during  the
      Liquidity  Period  under  Option 9 are subject to a  withdrawal  charge as discussed under "Contract  Withdrawal Charge," page 21. An Owner may elect to withdraw the present value of Annuity Payments, commuted at the assumed interest rate, if a variable  annuity under Option 8 is selected.  Partial withdrawals  will  reduce the  amount of future  Annuity  Payments.  Under
      Option 9, upon a partial  withdrawal of Account  Value,  the amount of the
      Annuity  Payment,  Floor  Payment  and  number of  Payment  Units  used to calculate the Annuity  Payment will be reduced.  The amount of the Annuity
      Payment and the number of Payment Units for each  Subaccount is reduced in the same  proportion as the withdrawal  reduces Account Value allocated to that  Subaccount  as of the date of the  withdrawal.  The Floor Payment is reduced in the same  proportion as the withdrawal  reduces overall Account
      Value as of the date of the withdrawal. An example of a partial withdrawal under Option 9 is set forth below.

      -------------------------------------------------------------------------------
                                                     WITHDRAWAL
                                                       AMOUNT
      SUBACCOUNTS FROM        ACCOUNT VALUE          (INCLUDING)
       WHICH ANNUITY           ON DATE OF            WITHDRAWAL          PERCENTAGE
      PAYMENT IS MADE          WITHDRAWAL             (CHARGES)          REDUCTION

      Equity Income            $95,000                   $0                  0%

      International
      Stock                    $25,000                 $15,000              60%

      Total                   $120,000                 $15,000             12.5%
      -------------------------------------------------------------------------------

      ------------------------------------------------------------------
                                        PRIOR TO PARTIAL WITHDRAWAL
                                     -----------------------------------
                                      AMOUNT OF
      SUBACCOUNTS FROM WHICH           ANNUITY    PAYMENT      FLOOR
      ANNUITY PAYMENT IS MADE          PAYMENT     UNITS      PAYMENT

      Equity Income(2)                   $300      29.7914      N/A

      International Stock(3)             $100       9.7847      N/A

      Total                              $400                   $304
      ------------------------------------------------------------------

      -------------------------------------------------------------------
                                           AFTER PARTIAL WITHDRAWAL
                                      -----------------------------------
                                       AMOUNT OF  AMOUNT OF
      SUBACCOUNTS FROM WHICH            ANNUITY    PAYMENT    FLOOR
      ANNUITY PAYMENT IS MADE           PAYMENT     UNITS    PAYMENT(1)

      Equity Income(2)                    $300      29.7914      N/A

      International Stock(3)               $40       3.9139      N/A

      Total                               $340                   $266
      -------------------------------------------------------------------

1  The Floor  Payment is reduced by 12.5%,  the  percentage by which the partial
   Withdrawal reduced Account Value.
2  The Annuity  Payment and Payment Units  allocated to this  Subaccount are not reduced in this  example,  because no amount is withdrawn  from Account Value allocated to the Equity Income Subaccount.
3  The Annuity  Payment and  Payment  Units  allocated  to this  Subaccount  are reduced  by 60%,  the  percentage  by which the  partial  Withdrawal  reduced
   Account Value allocated to the International Stock Subaccount.

      A full or partial  withdrawal  request  will be effective as of the end of the  Valuation  Period  that a proper  written  request is received by the
      Company at the T. Rowe Price Variable  Annuity  Service  Center.  A proper written request must include the written consent of any effective assignee or irrevocable  Beneficiary,  if applicable.  A  Contractowner  may direct
      Investment  Services to apply the proceeds of a full or partial withdrawal to the  purchase of shares of one or more of the T. Rowe Price Funds by so indicating in their written withdrawal request.

      The  proceeds  received  upon a full  withdrawal  will  be the  Contract's
      Withdrawal  Value.  The Withdrawal Value generally is equal to the Account
      Value  as of  the  end of the  Valuation  Period  during  which  a  proper withdrawal  request  is  received  by the  Company  at the T.  Rowe  Price
      Variable  Annuity Service  Center,  less any premium taxes due and paid by the Company and,  under Option 9, any  withdrawal  charge.  The Withdrawal
      Value  under  Option 8 is the  present  value of future  Annuity  Payments calculated using the assumed interest rate, less any premium taxes due and paid by the Company.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Account Value. Each partial  withdrawal must be at least $500. A request for a partial  withdrawal  will result in a payment by the Company in accordance with the amount specified in the partial withdrawal request.
      Upon payment,  the Account Value will be reduced by an amount equal to the withdrawal,  any  applicable  premium  tax and any  applicable  withdrawal charge.  If a  partial  withdrawal  is  requested  that  would  leave  the
      Withdrawal  Value in the Contract  less than  $10,000,  or with respect to
      Option 8, Annuity  Payments after the withdrawal  would be less than $100, the  Company  reserves  the right to treat  the  partial  withdrawal  as a request for a full withdrawal.

      The amount of a partial withdrawal will be deducted from the Account Value in the  Subaccounts  and the  Fixed  Interest  Account,  according  to the
      Contractowner's  instructions to the Company,  subject to the restrictions on partial  withdrawals  from the Fixed Interest  Account.  See "The Fixed
      Interest  Account,"  page 29.  If a  Contractowner  does not  specify  the allocation,  the Company will contact the  Contractowner for instructions, and the withdrawal will be effected as of the end of the Valuation  Period in which such instructions are obtained.

      A full or partial  withdrawal  may result in receipt of taxable  income to the Owner and, if made prior to the Owner's  attaining  age 59 1/2, may be subject to a 10% penalty tax. The tax  consequences of a withdrawal  under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
      page 32.

ANNUITY OPTIONS

      The Contract provides for nine Annuity Options.  Other Annuity Options may be available  upon request at the  discretion of the Company.  The Annuity
      Options are set forth below.

      OPTION 1 - LIFE INCOME Periodic  Annuity  Payments will be made during the lifetime  of the  Annuitant.  It is  possible  under  this  Option  for an
      Annuitant to receive  only one Annuity  Payment if the  Annuitant's  death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. THERE IS
      NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE
      UPON THE DEATH OF THE  ANNUITANT,  REGARDLESS  OF THE  NUMBER OF  PAYMENTS
      RECEIVED.

      OPTION 2 - LIFE  INCOME  WITH  PERIOD  CERTAIN  OF 5, 10,  15, OR 20 YEARS
      Periodic  Annuity  Payments  will  be  made  during  the  lifetime  of the
      Annuitant  with the  promise  that  if,  at the  death  of the  Annuitant, payments have been made for less than a stated period, which may be 5, 10,
      15, or 20 years, as elected, Annuity Payments will be continued during the
      remainder  of  such  period  to  the  Designated  Beneficiary.   UPON  THE
      ANNUITANT'S  DEATH AFTER THE PERIOD CERTAIN,  NO FURTHER ANNUITY  PAYMENTS
      WILL BE MADE.

      OPTION 3 - LIFE INCOME WITH  INSTALLMENT  OR UNIT REFUND  OPTION  Periodic
      Annuity  Payments will be made during the lifetime of the  Annuitant  with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the  number  determined  by  dividing  the amount  applied  under  this  Option by the  amount  of the first  Annuity
      Payment,  Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

      OPTION 4 - JOINT  AND  SURVIVOR  Periodic  Annuity  Payments  will be made during the lifetime of the  Annuitants.  Annuity  Payments will be made as long as either  Annuitant  is  living.  Upon the  death of one  Annuitant,
      Annuity  Payments  continue to the  surviving  Annuitant  at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the
      Owner at the time the Annuity Option is selected.  (FOR A CONTRACT  ISSUED
      IN CONNECTION WITH A QUALIFIED  PLAN,  PERIODIC  ANNUITY  PAYMENTS WILL BE
      MADE  DURING  THE LIFE OF THE  PARTICIPANT  UNDER THE PLAN  (THE  "PRIMARY
      ANNUITANT").  UPON THE DEATH OF THE PRIMARY  ANNUITANT,  PAYMENTS  WILL BE
      MADE TO THE JOINT ANNUITANT  DURING HIS OR HER LIFETIME.  ANNUITY PAYMENTS
      WILL BE REDUCED BY THE SELECTED PERCENTAGE, IF ANY, ONLY UPON THE DEATH OF
      THE PRIMARY ANNUITANT.)

      With respect to fixed Annuity Payments,  the amount of the Annuity Payment and,  with  respect to Variable  Annuity  Payments,  the number of Payment
      Units used to determine the Annuity Payment is reduced, if applicable,  as of the first  Annuity  Payment  following an  Annuitant's  (for  Qualified
      Plans,  the Primary  Annuitant's)  death. In the event of the death of one
      Annuitant,  the  surviving  Joint  Annuitant has the right to exercise all rights under the Contract,  including the right to make  exchanges.  It is possible under this Option for only one Annuity Payment to be made if both
      Annuitants  died prior to the second Annuity Payment due date, two if both died prior to the third Annuity  Payment due date,  etc. AS IN THE CASE OF
      OPTION 1, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS
      OPTION.  PAYMENTS  CEASE UPON THE DEATH OF THE LAST  SURVIVING  ANNUITANT,
      REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD Periodic Annuity Payments will be made for a fixed  period,  which may be from 5 to 20 years,  as elected by the Owner.  The amount of each Annuity  Payment is  determined by dividing
      Account Value by the number of Annuity  Payments  remaining in the period.
      If, at the death of the  Annuitant,  payments have been made for less than the selected fixed period,  the remaining  unpaid payments will be paid to the Designated Beneficiary.

      OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT Periodic Annuity Payments of the
      amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments  have not yet been made,  the remaining  unpaid  payments will be paid to the  Designated  Beneficiary.  This Option is  available  only for
      Contracts issued in connection with Non-Qualified Plans.

      OPTION 7 - AGE RECALCULATION  Periodic Annuity Payments will be made based upon the Annuitant's life expectancy,  or the joint life expectancy of the
      Annuitant  and a  beneficiary,  at the  Annuitant's  attained age (and the beneficiary's  attained or adjusted  age, if  applicable)  each year.  The payments are computed by reference to government actuarial tables, and are made until Account Value is exhausted.  Upon the  Annuitant's  death,  any
      Account Value will be paid to the Designated Beneficiary.

      OPTION 8 - PERIOD  CERTAIN  Periodic  Annuity  Payments will be made for a fixed period which may be 5, 10, 15 or 20 years.  This option differs from
      Option 5 in that Annuity  Payments are  calculated on the basis of Payment
      Units. If the Annuitant dies prior to the end of the period  certain,  the remaining  guaranteed  Annuity  Payments  will be  made to the  Designated
      Beneficiary.

      OPTION 9 - LIFE INCOME WITH  LIQUIDITY  Monthly  Annuity  Payments will be made  for the  life of the  Annuitant,  or the  Owner  may  elect  Annuity
      Payments for the life of the Annuitant and a Joint Annuitant,  and in both cases with a period certain of 15 years.  The period certain will be for a period of 10 years in the case of a Contract  issued in connection  with a
      Qualified  Plan if the life  expectancy  of the  Annuitant  or joint  life expectancy of the Joint Annuitants is less than 15 years, but more than 10 years.  In any case, the period certain may not exceed the life expectancy of the Annuitant or joint life  expectancy of the Joint  Annuitants if the
      Contract is issued in connection with a Qualified Plan.

      Annuity  Payments under this option are  guaranteed  never to be less than the Floor  Payment which is equal to 80% of the initial  Annuity  Payment;
      provided  that the Floor  Payment is adjusted in the event of a withdrawal as discussed under "Full and Partial  Withdrawals," page 23. The amount of the Annuity  Payment  will remain  level for 12 month  intervals  and will reset on each  anniversary  of the Annuity Payout Date.  Annuity  Payments
      (including  the Floor Payment)  during the Liquidity  Period are paid from
      Account  Value and  reduce  the  amount of  Account  Value  available  for withdrawal.  If Account Value allocated to a Subaccount is depleted during the Liquidity Period, any shortfall will be deducted  proportionately from those  Subaccounts  that have Account Value,  and future annuity  payments will be based upon the performance of those Subaccounts.

      If there are Joint  Annuitants,  Annuity  Payments will be made as long as either  Annuitant  is  living.  Upon the death of one  Annuitant,  Annuity
      Payments  continue  to the  surviving  Annuitant  at the same or a reduced level of 75%,  66 2/3% or 50% of Annuity  Payments as elected by the Owner at the time the  Annuity  Option is  selected.  (FOR A CONTRACT  ISSUED IN
      CONNECTION WITH A QUALIFIED PLAN,  PERIODIC  ANNUITY PAYMENTS WILL BE MADE
      DURING  THE  LIFE  OF  THE  PARTICIPANT   UNDER  THE  PLAN  (THE  "PRIMARY
      ANNUITANT").  UPON THE DEATH OF THE PRIMARY  ANNUITANT,  PAYMENTS  WILL BE
      MADE TO THE JOINT ANNUITANT  DURING HIS OR HER LIFETIME.  ANNUITY PAYMENTS
      WILL BE REDUCED BY THE SELECTED PERCENTAGE, IF ANY, ONLY UPON THE DEATH OF
      THE  PRIMARY  ANNUITANT.)  The number of Payment  Units used to  calculate
      Annuity Payments is reduced (1) as of the Annuity Payment due at the close of the period  certain,  or (2) if later,  as of the first Annuity Payment following the death of the Annuitant.

      A death benefit is payable to the Designated Beneficiary upon the death of the  Annuitant  or, if there are Joint  Annuitants,  upon the death of the last Annuitant prior to the close of the period certain. The death benefit during  the  Liquidity  Period is the  Account  Value as of the end of the
      Valuation  Period  during  which  due  proof  of  death  and  instructions regarding  payment  are  received  at the T. Rowe Price  Variable  Annuity
      Service Center. The Designated  Beneficiary may elect the death benefit in the event of death during the remainder of the period certain, as follows:
      (1) a lump sum equal to the present  value,  calculated  using the assumed interest rate, of the remaining  guaranteed Annuity Payments as of the end of the Valuation  Period during which due proof of death and  instructions regarding  payment  are  received  at the T. Rowe Price  Variable  Annuity
      Service Center; or (2) the remaining  guaranteed  Annuity Payments paid to the Designated Beneficiary on a monthly basis.

      If there are Joint Annuitants,  upon the death of one Annuitant during the
      Liquidity  Period,  the  amount  of  Annuity  Payments  to  the  surviving
      Annuitant  may be  increased  as of the  close  of the  Liquidity  Period.
      Whether the amount of the Annuity  Payment will be increased is determined by applying an amount  equal to the  present  value of the future  Annuity
      Payments based upon the joint lives of the  Annuitants,  calculated  using the assumed  interest  rate, to a life income option with a period certain of ten years (or the amount of time  remaining in the period certain as of the close of the  Liquidity  Period) to determine an Annuity  Payment.  If this Annuity  Payment is greater  than the current  Annuity  Payment,  the current  payment  would be increased to that amount as of the close of the
      Liquidity  Period.  The Payment Units and Floor Payment would be increased proportionately as of that date.

SELECTION OF AN OPTION

      Contractowners  should  carefully  review the Annuity  Options  with their financial or tax advisers,  and, for Contracts  used in connection  with a
      Qualified  Plan,  reference  should be made to the terms of the particular plan and the  requirements  of the  Internal  Revenue  Code for  pertinent limitations  respecting Annuity Payments and other matters.  For instance,
      Qualified  Plans  generally  require that Annuity  Payments begin no later than  April  1 of the  calendar  year  following  the  year in  which  the
      Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of Annuity  Payments  under  Annuity  Options
      (other than life  income)  generally  may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than 10 years younger than the Annuitant.

ANNUITY PAYMENTS

      Annuity Payments under Options 1 through 4, 8 and 9 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 9 the  annuity  rates will vary based upon your age and sex, except that unisex rates are used where required by law. The annuity rates reflect  your life  expectancy  as of the Annuity  Payout Date and gender, unless  unisex rates apply.  The annuity  rates are based upon the 1983(a)
      mortality  table and are adjusted to reflect an assumed  interest  rate of
      3.5% or 5%,  compounded  annually,  as  selected  by you.  Only an assumed interest  rate of 3.5% is  available  under  Option 9. See the  discussion under "Assumed Interest Rate," below. See the table below for the basis of annuity  rates.  In the case of Options 5, 6 and 7,  Annuity  Payments are based upon Account Value without regard to annuity rates.

                    BASIS OF ANNUITY RATES

----------------------------------------------------------
      OPTIONS 1-4 AND 9                    OPTION 8

    Assumed Interest Rate           Assumed Interest Rate

   Mortality Table 1983(a)
----------------------------------------------------------

      The Company  calculates  Variable Annuity Payments under Options 1 through
      4, 8 and 9 using  Payment  Units.  The  value of a  Payment  Unit for each
      Subaccount  is  determined  as of each  Valuation  Date and  initially was
      $1.00.  The  Payment  Unit  value  of a  Subaccount  as of any  subsequent
      Valuation  Date is  determined  by adjusting the Payment Unit value on the
      previous   Valuation   Date  for  (1)  the  interim   performance  of  the
      corresponding  Portfolio of the Funds;  (2) any dividends or distributions paid by the  corresponding  Portfolio;  (3) the mortality and expense risk charge;  (4) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company  determines the number of Payment Units used to calculate each variable  Annuity  Payment as of the Annuity  Payout  Date.  As  discussed above, the Contract specifies annuity rates for Options 1 through 4, 8 and
      9, which are the  guaranteed  minimum  dollar  amount of  monthly  Annuity
      Payment for each $1,000 of Purchase Payment,  less any applicable  premium taxes, and less a charge equal to 1.8% of the Purchase Payment for a fixed annuity, applied to an Annuity Option. The net Purchase Payment is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

      On the  Annuity  Payout  Date,  the Company  divides the initial  variable
      Annuity  Payment by the value of the Payment  Unit as of that date for the applicable  Subaccount to determine the number of Payment Units to be used in calculating  subsequent Annuity Payments.  If variable Annuity Payments are  allocated to more than one  Subaccount,  the number of Payment  Units will be determined by dividing the portion of the initial variable Annuity
      Payment  allocated  to a  Subaccount  by the  value  of that  Subaccount's
      Payment Unit as of the Annuity Payout Date. The initial  variable  Annuity
      Payment is  allocated to the  Subaccounts  in the same  proportion  as the
      Purchase  Payment is  allocated.  The number of Payment  Units will remain constant for  subsequent  Annuity  Payments,  unless you exchange  Payment
      Units among  Subaccounts or make a withdrawal under Option 8 or during the
      Liquidity Period under Option 9.

      Subsequent  variable  Annuity  Payments are calculated by multiplying  the number of Payment  Units  allocated  to a  Subaccount  by the value of the
      Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount,  the Annuity Payment is equal to the sum of the payment  amounts  determined for each  Subaccount.  Annuity
      Payments  under  Option 9 are reset  only  once each year on the  12-month
      anniversary   of  the  Annuity  Payout  Date  to  reflect  the  investment performance  of the  Subaccount(s).  An example  is set forth  below of an
      Annuity Payment calculation under Option 9 assuming purchase of a Contract by a 60-year old male with a Purchase  Payment of $100,000  and no premium tax.

      -------------------------------------------------------------------------------

        Initial Purchase Payment    $100,000                    $100,000
                                                                 --------
        Premium Tax                  -     0                      $1,000  = 100
                                    ---------
        Net Purchase Payment        $100,000

        Amount determined by reference to annuity table for
        a male, age 60 under Option 9.................................    $4.78

        First Variable Annuity Payment (100 x $4.78)..................     $478

                                                                           NUMBER OF
                                                            PAYMENT        PAYMENT
                           ALLOCATION        FIRST            UNIT           UNITS
                               OF           VARIABLE        VALUE ON        USED TO
                               NET          ANNUITY          ANNUITY       DETERMINE
                            PURCHASE        PAYMENT          PAYOUT        SUBSEQUENT
        SUBACCOUNT           PAYMENT        ALLOCATION         DATE          PAYMENTS

        Equity Income          50%          $239.00     /     $1.51    =     158.2781

        International Stock    50%           239.00     /      1.02    =     234.3137
                                             ------
                                            $478.00

                           NUMBER OF
                            PAYMENT               PAYMENT
                             UNITS                 UNIT
                            USED TO               VALUE ON            AMOUNT OF
                           DETERMINE               ANNUAL            SUBSEQUENT
                           SUBSEQUENT              RESET               ANNUITY
        SUBACCOUNT          PAYMENTS               DATE               PAYMENTS

        Equity Income      158.2781        x        $1.60     =       $253.24

        International      234.3137        x         1.10     =        257.74
        Stock
                                                                       ------
        Subsequent Variable Annuity Payment......................     $510.98
      ----------------------------------------------------------------------------

      ----------------------------------------------------------------------------------
                   DATE OF          AMOUNT OF                   DATE OF        AMOUNT OF
                   ANNUITY           ANNUITY                    ANNUITY         ANNUITY
                   PAYMENT           PAYMENT                    PAYMENT         PAYMENT

        Annuity    February 15      $478.00                    September 15     $478.00
        Payout
         Date      March 15          478.00                    October 15        478.00

                   April 15          478.00                    November 15       478.00

                   May 15            478.00                    December 15       478.00

                   June 15           478.00                    January 15        478.00

                   July 15           478.00     Annual Reset   February 15       510.98
                                                    Date
                   August 15         478.00
      -----------------------------------------------------------------------------------

ASSUMED INTEREST RATE

      As discussed  above,  the annuity rates for Options 1 through 4, and 8 are based upon an assumed interest rate of 3.5% or 5%, compounded annually, as you elect at the time the  Annuity  Option is  selected.  (Only an assumed interest  rate of 3.5% is  available  under  Option 9.)  Variable  Annuity
      Payments  generally  increase or decrease from one Annuity Payment date to the next  based upon the net  performance  of the  applicable  Subaccounts during the interim period  adjusted for the assumed  interest rate. If the net performance of the Subaccounts is equal to the assumed  interest rate,
      Annuity  Payments  will  remain  constant.   If  the  performance  of  the
      Subaccounts  is greater than the assumed  interest rate, the amount of the
      Annuity Payments will increase and if it is less than the assumed interest rate,  the amount of the Annuity  Payments will decline.  A higher assumed interest  rate,  for  example  5%,  would mean a higher  initial  Variable
      Annuity  Payment,  but the amount of the Annuity  Payments  would increase more  slowly in a rising  market  (or the amount of the  Annuity  Payments would  decline  more  rapidly in a falling  market).  Conversely,  a lower assumed  interest  rate,  for  example  3.5%,  would mean a lower  initial variable  Annuity  Payment and more rapidly rising Annuity Payment amounts in a rising market and more slowly declining  Annuity Payment amounts in a falling market.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

      You may allocate your net Purchase  Payment to the Fixed Interest  Account to purchase a fixed annuity under Annuity Options 1 through 4 and 8. Under
      Annuity Options 5 through 7, all or a portion of the Purchase  Payment may be allocated to the Fixed Interest  Account and Account Value allocated to the Subaccounts under those Options may be exchanged to the Fixed Interest
      Account.  A  fixed  annuity  is not  available  under  Option  9.  Amounts allocated  to the Fixed  Interest  Account  become  part of the  Company's
      General  Account,  which  supports  the  Company's  insurance  and annuity obligations.  The Company's  General  Account is subject to regulation and supervision  by the Kansas  Department of Insurance and is also subject to the insurance  laws and  regulations of other  jurisdictions  in which the
      Contract is distributed. In reliance on certain exemptive and exclusionary provisions,  interests  in  the  Fixed  Interest  Account  have  not  been registered as securities under the Securities Act of 1933 (the "1933 Act")
      and the Fixed  Interest  Account has not been  registered as an investment company  under  the  Investment  Company  Act of 1940  (the  "1940  Act").
      Accordingly,  neither the Fixed Interest Account nor any interests therein are generally  subject to the  provisions of the 1933 Act or the 1940 Act.
      The disclosure in this Prospectus  relating to the Fixed Interest Account, however, may be subject to certain generally applicable  provisions of the federal  securities  laws  relating to the  accuracy and  completeness  of statements made in the Prospectus.  This Prospectus is generally  intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information  regarding the
      Fixed Interest Account. For more information  regarding the Fixed Interest
      Account, see "The Contract," page 17.

      Amounts allocated to the Fixed Interest Account become part of the General
      Account of the Company,  which consists of all assets owned by the Company other than those in the Separate  Account and other  separate  accounts of the Company.  Subject to applicable  law, the Company has sole  discretion over the investment of the assets of its General Account.

INTEREST

      Account Value allocated to the Fixed Interest  Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the
      Fixed  Interest  Account  earns  interest  at an  interest  rate  that  is guaranteed to be at least an annual effective rate of 3% which will accrue daily  ("Guaranteed  Rate").  Such interest will be paid regardless of the
      actual  investment   experience  of  the  Company's  General  Account.  In
      addition,  the  Company  may  in its  discretion  pay  interest  at a rate
      ("Current  Rate")  that  exceeds the  Guaranteed  Rate.  The Company  will determine the Current Rate, if any, from time to time.

      Account Value  allocated or exchanged to the Fixed  Interest  Account will earn  interest  at the  Current  Rate,  if any, in effect on the date such portion of Account  Value is allocated or exchanged to the Fixed  Interest
      Account.  The  Current  Rate paid on any such  portion  of  Account  Value allocated or exchanged to the Fixed  Interest  Account will be  guaranteed for rolling periods of one or more years (each a "Guarantee Period").  The
      Company  currently  offers  only  Guarantee  Periods  of  one  year.  Upon expiration of any  Guarantee  Period,  a new Guarantee  Period of the same duration begins with respect to that portion of Account Value,  which will earn interest at the Current Rate, if any,  declared by the Company on the first day of the new Guarantee Period.

      Account Value allocated or exchanged to the Fixed Interest  Account at one point in time may be credited  with a different  Current Rate than amounts allocated or exchanged to the Fixed  Interest  Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited  with a different  Current Rate than amounts  allocated to the Fixed Interest Account in July. In addition,  if Guarantee  Periods of different  durations are offered,  Account Value allocated or exchanged to the Fixed Interest  Account for a Guarantee  Period of one duration may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed  Interest  Account  for a  Guarantee  Period  of a  different duration.  Therefore,  at any time,  various portions of a Contractowner's
      Account  Value in the Fixed  Interest  Account may be earning  interest at different  Current  Rates  depending  upon the point in time such portions were allocated or exchanged to the Fixed Interest Account and the duration of the Guarantee  Period.  The Company bears the  investment  risk for the
      Account  Value  allocated  to the Fixed  Interest  Account  and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest
      Account.

      For purposes of  determining  the interest rates to be credited on Account
      Value in the Fixed  Interest  Account,  withdrawals  or exchanges from the
      Fixed  Interest  Account will be deemed to be taken first from any portion of Account  Value  allocated to the Fixed  Interest  Account for which the
      Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected,  then in the order beginning with that portion of such Account Value which has the longest amount of time  remaining  before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more  information  about exchanges and withdrawals from the Fixed Interest
      Account, see "Exchanges and Withdrawals" below.

DEATH BENEFIT

      The  death  benefit  under the  Contract  will be  determined  in the same fashion for a Contract that is supported by the Fixed Interest  Account as for a  Contract  that  is  supported  by  the  Subaccounts.  See  "Annuity
      Options," page 25.

CONTRACT CHARGES

      Premium  taxes  will be the  same  for  Contractowners  who  allocate  the
      Purchase  Payment to the Fixed Interest  Account as for those who allocate the Purchase  Payment to the  Subaccounts.  The charge for  mortality  and expense risks will not be assessed against the Fixed Interest Account, and any  amounts  that the  Company  pays for income  taxes  allocable  to the
      Subaccounts  will not be charged  against the Fixed Interest  Account.  In addition,  the investment  management  fees and any other expenses paid by the Funds will not be paid directly or indirectly by Contractowners to the extent the Contract is supported by the Fixed Interest  Account;  however, such Contractowners  will not participate in the investment  experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

      Under  Annuity  Options 5 through 7 only,  Account  Value may be exchanged from the  Subaccounts  to the Fixed  Interest  Account  and from the Fixed
      Interest Account to the Subaccounts,  subject to the following limitation.
      Exchanges  from the  Fixed  Interest  Account  are  allowed  only from the portion of Account  Value,  for which the Guarantee  Period expires during the calendar month in which the exchange is effected.  Up to six exchanges are allowed in any Contract Year and the minimum  exchange  amount is $500 or the  amount  remaining  in the  Fixed  Interest  Account.  The  Company reserves  the right to waive or limit the  number of  exchanges  permitted each Contract Year, to suspend exchanges,  to limit the amount that may be subject to  exchanges  and the  amount  remaining  in an account  after an exchange, and to impose conditions on the right to exchange.

      The Contractowner  may make a full or partial  withdrawal of Account Value allocated  to the Fixed  Interest  Account  only under  Annuity  Options 5 through 7. A  Contractowner  may make a partial  withdrawal from the Fixed
      Interest Account only (1) from the portion of Account Value, for which the
      Guarantee  Period  expires  during the calendar month in which the partial withdrawal is effected,  and (2) once per Contract Year in an amount up to the  greater  of $5,000 or 10% of  Account  Value  allocated  to the Fixed
      Interest  Account  at the time of the  partial  withdrawal.  See "Full and
      Partial Withdrawals," page 23.

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

      As required by most states,  the Company  reserves the right to delay full and partial  withdrawals and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received at the
      T. Rowe  Price  Variable  Annuity  Service  Center.  During  the period of deferral,  interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The
      Company does not expect to delay payments from the Fixed Interest  Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP

      The Contractowner is the person named as such in the application or in any
      later  change  shown  in  the  Company's   records.   While  living,   the
      Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity  that is not a  living  person,  such as a  trust  or  corporation, referred to herein as  "Non-Natural  Persons."  See "Federal Tax Matters,"
      page 32.

      JOINT  OWNERS.  The Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner, the surviving Owner shall be the sole Owner.  Any Contract  transaction  requires the  signature of all persons named jointly.  Joint Owners are permitted only if the Contract is issued  pursuant  to a  Non-Qualified  Plan  and  the  Joint  Owner  is an
      Annuitant.

DESIGNATION AND CHANGE OF BENEFICIARY

      The Beneficiary is the individual  named as such in the application or any later change shown in the Company's records.  The Contractowner may change the  Beneficiary  at any time  while the  Contract  is in force by written request on a form  provided  by the  Company  and  received at the T. Rowe
      Price Variable  Annuity Service Center.  The change will not be binding on the  Company  until it is  received  and  recorded  at the T.  Rowe  Price
      Variable  Annuity Service  Center.  The change will be effective as of the date the Change of Beneficiary form is signed subject to any payments made or other  actions  taken by the Company  before the change is received and recorded.  A  Secondary  Beneficiary  may be  designated.  The  Owner  may designate a permanent  Beneficiary  whose rights under the Contract cannot be changed without the Beneficiary's consent.

DIVIDENDS

      The Contract is eligible to share in the surplus  earnings of the Company.
      However,  the current  dividend  scale is zero,  and the Company  does not anticipate that dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT

      The  Company  will pay any full or  partial  withdrawal  benefit  or death benefit proceeds from Account Value allocated to the Subaccounts, and will effect an exchange  between  Subaccounts or from a Subaccount to the Fixed
      Interest  Account  within  seven  days  from the  Valuation  Date a proper request is received at the T. Rowe Price Variable  Annuity Service Center.
      However,  the Company can  postpone the  calculation  or payment of such a payment  or  exchange  of  amounts  from  the  Subaccounts  to the  extent permitted under  applicable law, for any period:  (a) during which the New
      York Stock  Exchange is closed  other than  customary  weekend and holiday closings,  (b) during  which  trading on the New York  Stock  Exchange  is restricted as  determined  by the SEC, (c) during which an  emergency,  as determined  by the SEC,  exists  as a  result  of which  (i)  disposal  of securities held by the Separate Account is not reasonably practicable,  or
      (ii) it is not reasonably practicable to determine the value of the assets of the  Separate  Account,  or (d) as the SEC may by order  permit for the protection of investors.

PROOF OF AGE AND SURVIVAL

      The Company  may  require  proof of age or survival of any person on whose life Annuity Payments depend.

MISSTATEMENTS

      If the age or sex of an Annuitant has been  misstated,  the correct amount paid or payable by the  Company  under the  Contract  shall be such as the
      Purchase  Payment  under the Contract  would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS
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INTRODUCTION

      The  Contract  described  in  this  Prospectus  is  designed  for  use  by individuals  in retirement  plans which may or may not be Qualified  Plans under the provisions of the Internal Revenue Code ("Code").

      The  ultimate  effect of federal  income taxes on the amounts held under a
      Contract, on Annuity Payments,  and on the economic benefits to the Owner, the  Annuitant,  and the  Beneficiary  or other payee will depend upon the type of retirement  plan for which the Contract is purchased,  the tax and employment  status  of the  individuals  involved,  and a number  of other factors. The discussion of the federal income tax considerations  relating to a  Contract  contained  herein  and  in  the  Statement  of  Additional
      Information  is general in nature and is not intended to be an  exhaustive discussion  of  all  questions  that  might  arise  in  connection  with a
      Contract.  It is based upon the  Company's  understanding  of the  present federal income tax laws as currently  interpreted by the Internal  Revenue
      Service ("IRS"),  and is not intended as tax advice.  No representation is made  regarding the  likelihood  of  continuation  of the present  federal income  tax  laws  or of the  current  interpretations  by the  IRS or the
      courts.   Future  legislation  may  affect  annuity  contracts  adversely.
      Moreover,  no attempt has been made to consider  any  applicable  state or other laws.  Because of the  inherent  complexity  of the tax laws and the fact that tax results will vary according to the particular  circumstances of the  individual  involved and, if  applicable,  the  Qualified  Plan, a person should consult a qualified tax adviser  regarding the purchase of a
      Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a
      Contract (including an exchange).  THE COMPANY DOES NOT MAKE ANY GUARANTEE
      REGARDING  THE TAX  STATUS  OF,  OR TAX  CONSEQUENCES  ARISING  FROM,  ANY
      CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

      GENERAL

      The Company intends to be taxed as a life insurance  company under Part I,
      Subchapter L of the Code.  Because the operations of the Separate  Account form a part  of the  Company,  the  Company  will be  responsible  for any federal income taxes that become payable with respect to the income of the
      Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES

      A charge may be made  against the Separate  Account for any federal  taxes incurred by the Company that are attributable to the Separate Account, the
      Subaccounts,  or to the  operations  of the  Company  with  respect to the
      Contracts or  attributable  to payments,  premiums,  or acquisition  costs under the  Contracts.  The Company will review the question of a charge to the Separate Account,  the Subaccounts,  or the Contract for the Company's
      federal taxes  periodically.  Charges may become necessary if, among other reasons,  the tax treatment of the Company or of income and expenses under the Contract is  ultimately  determined  to be other than what the Company currently  believes  it to be, if there are  changes  made in the  federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under  current  laws,  the  Company  may incur  state and local  taxes (in addition to premium taxes) in several states. At present,  these taxes are not  significant.  If there is a material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate
      Account or the  Subaccounts  for such taxes,  if any,  attributable to the
      Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS

      Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset  diversification  requirements for investment companies whose shares
      are  sold  to  insurance   company  separate   accounts  funding  variable
      contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one  investment,  no more than 70% may be represented by any two investments,  no more than 80%
      may be represented by any three  investments,  and no more than 90% may be represented  by any four  investments.  For  purposes  of Section  817(h), securities of a single issuer generally are treated as one investment, but obligations  of the U.S.  Treasury  and each U.S.  Governmental  agency or instrumentality  generally are treated as securities of separate  issuers.
      The Separate Account,  through the Portfolios,  intends to comply with the diversification requirements of Section 817(h).

      In certain  circumstances,  owners of variable  annuity  contracts  may be considered the owners,  for federal income tax purposes,  of the assets of
      the  separate   account  used  to  support  their   contracts.   In  those
      circumstances,  income and gains from the separate account assets would be includible  in the  variable  contractowner's  gross  income.  The IRS has stated  in  published  rulings  that  a  variable  contractowner  will  be considered  the owner of  separate  account  assets  if the  contractowner possesses  incidents of ownership in those assets,  such as the ability to exercise  investment control over the assets. The Treasury Department also announced,  in  connection  with the  issuance of  regulations  concerning
      diversification,   that  those   regulations  "do  not  provide   guidance
      concerning the  circumstances in which investor control of the investments
      of  a  segregated   asset  account  may  cause  the  investor  (i.e.,  the
      policyowner),  rather  than the  insurance  company,  to be treated as the owner of the assets in the account."  This  announcement  also stated that guidance  would be issued by way of  regulations or rulings on the "extent
      to  which   policyholders  may  direct  their  investments  to  particular subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no guidance applicable to the Contract has been issued.

      The  ownership  rights under the Contract are similar to, but different in certain  respects from,  those described by the IRS in rulings in which it was  determined  that  policyowners  were not owners of  separate  account assets.  For example in the present case, the Contractowner has additional flexibility in allocating the Purchase  Payment and Account Values than in the cases described in the rulings.  These  differences  could result in a
      Contractowner  being  treated  as the owner of a pro rata  portion  of the assets of the Separate  Account.  In  addition,  the Company does not know what  standards will be set forth,  if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as deemed appropriate by  the  Company,  to  attempt  to  prevent  a  Contractowner  from  being considered  the owner of a pro rata  share of the  assets of the  Separate
      Account.   Moreover,   in  the  event  that  regulations  or  rulings  are
      promulgated, there can be no assurance that the Portfolios will be able to operate as currently  described in the Prospectus,  or that the Funds will not have to change any  Portfolio's  investment  objective  or  investment policies.

      INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

      Section 72 of the Code governs the taxation of  annuities.  In general,  a
      Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract.  However,  the
      increase  in  value  may  be  subject  to  tax  currently   under  certain
      circumstances.  See "Contracts Owned by Non-Natural  Persons," page 36 and
      "Diversification  Standards," page 33. Withholding of federal income taxes on all  distributions  may be required  unless a recipient who is eligible elects not to have any amounts withheld and properly  notifies the Company of that election.

      > SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY PAYOUT DATE Code Section
        72 provides  that amounts  received  upon a total or partial  withdrawal from a Contract  prior to the  Annuity  Payout  Date  generally  will be treated  as gross  income  to the  extent  that  the  cash  value of the
        Contract  (determined without regard to any surrender charge in the case of a partial  withdrawal)  exceeds the "investment in the contract." The
        "investment  in the  contract"  is that  portion,  if any,  of  Purchase
        Payments  paid  under  a  Contract  less  any   distributions   received
        previously  under the Contract  that are excluded  from the  recipient's gross income. The taxable portion is taxed at ordinary income tax rates.
        For  purposes  of this rule,  a pledge or  assignment  of a Contract  is treated as a payment  received on account of a partial  withdrawal  of a
        Contract.  Similarly,  loans under a Contract are  generally  treated as distributions under the Contract.

      > SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE ANNUITY  PAYOUT DATE Upon a
        complete  surrender,  the amount  received is taxable to the extent that the cash value of the Contract  exceeds the  investment in the Contract.
        The taxable  portion of such payments  will be taxed at ordinary  income tax rates.  For fixed  Annuity  Payments,  the  taxable  portion of each payment  generally  is  determined  by  using  a  formula  known  as the
        "exclusion  ratio," which  establishes  the ratio that the investment in the Contract bears to the total expected amount of Annuity  Payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable Annuity
        Payments,  the taxable  portion of each payment is determined by using a
        formula  known  as  the  "excludable   amount,"  which  establishes  the
        non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity  payments to date equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

      > PENALTY  TAX ON  CERTAIN  SURRENDERS  AND  WITHDRAWALS  With  respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally  imposed  equal to 10% of the portion of such amount which is includible in gross income.  However, the penalty tax is not  applicable  to  withdrawals:  (i) made on or after the death of the owner  (or  where  the  owner  is not an  individual,  the  death of the
        "primary  annuitant,"  who is  defined as the  individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable to the taxpayer's becoming totally  disabled within the meaning of Code Section  72(m)(7);
        (iii)  which  are  part of a  series  of  substantially  equal  periodic payments (not less  frequently than annually) made for the life (or life expectancy)  of  the  taxpayer,  or  the  joint  lives  (or  joint  life expectancies)  of the  taxpayer  and his or her  beneficiary;  (iv) from certain  qualified plans; (v) under a so-called  qualified funding asset
        (as defined in Code Section  130(d));  (vi) under an  immediate  annuity contract;  or (vii) which are purchased by an employer on termination of certain  types of  qualified  plans and  which are held by the  employer until the employee separates from service.

        If the  penalty  tax does not apply to a surrender  or  withdrawal  as a result  of the  application  of item  (iii)  above,  and the  series  of payments  are  subsequently  modified  (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount  (determined by the regulations) equal to the tax that would have been  imposed  but for item  (iii)  above,  plus interest for the deferral period,  if the  modification  takes place (a)
        before the close of the period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

      ADDITIONAL CONSIDERATIONS

      > DISTRIBUTION-AT-DEATH  RULES  In  order  to be  treated  as  an  annuity contract,  a Contract must provide the following two distribution rules:
        (a) if any owner dies on or after the Annuity  Payout  Date,  and before the entire interest in the Contract has been distributed,  the remainder of the owner's  interest will be  distributed at least as quickly as the distribution method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary,  must be annuitized over the life of that  designated  beneficiary  or over a  period  not  extending beyond the life expectancy of that  beneficiary,  commencing  within one year  after  the  date of  death of the  owner.  If the sole  designated beneficiary is the spouse of the deceased owner, the Contract  (together with the  deferral of tax on the accrued and future  income  thereunder)
        may be continued in the name of the spouse as owner.

        Generally,  for purposes of determining  when  distributions  must begin under the  foregoing  rules,  where an owner is not an  individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the  case of  joint  owners,  the  distribution-at-death  rules  will be applied by treating  the death of the first owner as the one to be taken into account in determining  generally when distributions must commence, unless the sole Beneficiary is the deceased owner's spouse.

      > GIFT  OF  ANNUITY  CONTRACTS  Generally,  gifts  of  Non-Qualified  Plan
        Contracts  prior to the Annuity Payout Date will trigger tax on the gain on the  Contract,  with the  donee  getting a  stepped-up  basis for the amount included in the donor's income.  The 10% penalty tax and gift tax also may be  applicable.  This  provision  does not  apply to  transfers between spouses or incident to a divorce.

      > CONTRACTS  OWNED BY  NON-NATURAL  PERSONS If the  Contract  is held by a non-natural  person (for  example,  a  corporation),  the income on that
        Contract  (generally  the  increase  in net  surrender  value  less  the
        Purchase  Payments) is includible in taxable  income each year. The rule does not  apply  where  the  Contract  is  acquired  by the  estate of a decedent,  where the  Contract  is held by certain  types of  retirement plans,  where the Contract is a qualified  funding asset for  structured settlements,  where the  Contract is  purchased on behalf of an employee upon  termination  of a qualified  plan,  and in the case of a so-called immediate  annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      > MULTIPLE  CONTRACT  RULE For purposes of  determining  the amount of any
        distribution   under  Code  Section  72(e)   (amounts  not  received  as
        annuities) that is includible in gross income, all Non-Qualified annuity contracts  issued by the same insurer to the same  Contractowner  during any  calendar  year are to be  aggregated  and treated as one  contract.
        Thus,  any  amount  received  under  any  such  contract  prior  to  the contract's Annuity Payout Date, such as a partial withdrawal,  dividend, or loan,  will be taxable (and possibly  subject to the 10% penalty tax)
        to the extent of the combined income in all such contracts.

        In addition,  the Treasury Department has broad regulatory  authority in applying  this  provision  to prevent  avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities  (on and after the Annuity  Payout  Date) under  annuity  contracts  issued by the same company  to the same  owner  during  any  calendar  year.  In this case, annuity payments could be fully taxable (and possibly subject to the 10%
        penalty tax) to the extent of the combined  income in all such contracts and regardless of whether any amount would  otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      > POSSIBLE TAX CHANGES In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities.
        There is always the  possibility  that the tax  treatment  of  annuities could  change by  legislation  or other means (such as IRS  regulations, revenue rulings, and judicial decisions).  Moreover,  although unlikely, it is also possible  that any  legislative  change could be  retroactive
        (that is, effective prior to the date of such change).

      > TRANSFERS,  ASSIGNMENTS,  OR  EXCHANGES  OF A  CONTRACT  A  transfer  of ownership of a Contract,  the  designation  of an Annuitant,  Payee,  or other  Beneficiary  who is not also the Owner,  the selection of certain
        Annuity Payout Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed  herein.  An Owner contemplating  any such  transfer,  assignment,  selection,  or exchange should  contact a qualified  tax adviser with  respect to the  potential effects of such a transaction.

QUALIFIED PLANS

      The Contract may be used as a Qualified  Plan that meets the  requirements of an individual  retirement annuity ("IRA") under Section 408 of the Code or a Roth IRA under Section 408A of the Code.

      No attempt is made herein to provide more than general  information  about the use of the Contract as a Qualified Plan.  Contractowners,  Annuitants,
      and  Beneficiaries  are  cautioned  that the  rights of any  person to any benefits  under such  Qualified  Plans may be limited by  applicable  law, regardless  of  the  terms  and  conditions  of  the  Contract  issued  in connection therewith.

      The  amount  that may be  contributed  to a  Qualified  Plan is subject to
      limitations  under  the  Code.  In  addition,   early  distributions  from
      Qualified  Plans  may be  subject  to  penalty  taxes.  Furthermore,  most
      Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result,  the minimum distribution  rules may limit the  availability of certain Annuity Options
      to  certain   Annuitants   and  their   beneficiaries.   These  rules  and
      requirements  may not be  incorporated  into our  Contract  administration procedures. Therefore,  Contractowners,  Annuitants, and Beneficiaries are
      responsible for determining that contributions,  distributions,  and other transactions with respect to the Contracts comply with applicable law.

      THE FOLLOWING IS A BRIEF DESCRIPTION OF QUALIFIED PLANS AND THE USE OF THE
      CONTRACT THEREWITH:

      > SECTION 408 AND SECTION 408A

        INDIVIDUAL  RETIREMENT  ANNUITIES.  Section  408  of  the  Code  permits eligible individuals to establish individual retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
        The Contract  may be  purchased  as an IRA.  The IRAs  described in this paragraph are called  "traditional  IRAs" to distinguish them from "Roth
        IRAs" which are described below.

        IRAs are subject to limitations  on the amount that may be  contributed, the persons who may be eligible, and on the time when distributions must
        commence.   Depending  upon  the   circumstances   of  the   individual,
        contributions  to a  traditional  IRA  may be made  on a  deductible  or nondeductible  basis.  IRAs  may  not be  transferred,  sold,  assigned, discounted, or pledged as collateral for a loan or other obligation. The annual  premium  for an IRA may not be fixed and may not exceed  $2,000.
        Any refund of premium must be applied to the payment of future  premiums or the purchase of additional benefits.

        Sale of the  Contract  for use  with  IRAs  may be  subject  to  special requirements imposed by the Internal Revenue Service.  Purchasers of the
        Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the Internal  Revenue Service and will have the right to revoke the Contract under certain  circumstances.  See the IRA Disclosure Statement which accompanies this Prospectus.

        An  individual's  interest  in  a  traditional  IRA  must  generally  be distributed  or begin to be  distributed  not later  than April 1 of the calendar  year  following  the  calendar  year in which  the  individual reaches age 70 1/2  ("required  beginning  date").  The  Contractowner's retirement  date, if any, will not affect his or her required  beginning date.  Periodic  distributions  must not  extend  beyond the life of the individual or the lives of the individual  and a designated  beneficiary
        (or over a period extending beyond the life expectancy of the individual or  the  joint  life  expectancy  of  the  individual  and a  designated beneficiary).  New  Regulations  proposed by the IRS in January 2001 may
        significantly   change  these  minimum  required   distribution   rules,
        generally  by  reducing  the  amount  of  the  required   distributions,
        beginning  in  2002.  These  proposed  rules  may  be  used  under  some circumstances for distributions attributable to the year 2001.

        If an  individual  dies before  reaching his or her  required  beginning date,  the  individual's  entire  interest must generally be distributed within five years of the individual's death. However, the five-year rule will be deemed satisfied if distributions  begin before the close of the calendar  year  following  the  year  of  the  individual's  death  to a designated beneficiary and are made over the life of the beneficiary (or
        over  a  period  not  extending   beyond  the  life  expectancy  of  the
        beneficiary).   If  the  designated   beneficiary  is  the  individual's
        surviving  spouse,  distributions  may be delayed  until the  individual would have reached age 70 1/2.

        If an individual dies after reaching his or her required beginning date, the  individual's  interest must  generally be  distributed  at least as rapidly as under the method of distribution in effect at the time of the individual's death.

        Distributions from IRAs are generally taxed under Code Section 72. Under these  rules,  a portion of each  distribution  may be  excludable  from income. The amount excludable from the individual's income is the amount of the  distribution  which  bears  the same  ratio as the  individual's nondeductible  contributions  to all IRAs  bear to the  expected  return under the IRAs.

        The IRS has not reviewed the Contract for  qualification  as an IRA, and has not addressed in a ruling of general  applicability  whether a death benefit  provision  such as the provision in the Contract  comports with
        IRA qualification requirements.

        ROTH IRAS.  Section 408A of the Code  permits  eligible  individuals  to establish a Roth IRA, a type of IRA which became  available in 1998. The
        Contract may be purchased as a Roth IRA. Contributions to a Roth IRA are not deductible,  but withdrawals that meet certain  requirements are not subject to federal  income tax.  Sale of the  contract for use with Roth
        IRAs  may be  subject  to  special  requirements  imposed  by  the  IRS.
        Purchasers  of the Contract for such purposes will be provided with such supplementary  information  as  may be  required  by  the  IRS or  other appropriate agency, and will have the right to revoke the Contract under certain  circumstances.  Unlike a  traditional  IRA,  Roth  IRAs are not
        subject   to   minimum   required    distribution   rules   during   the
        Contractowner's  lifetime.  Generally,  however,  upon the  death of the
        Contractowner, the amount in a remaining Roth IRA must be distributed in the same manner as a traditional IRA as described above.

        The IRS has not reviewed the  Contract for  qualification  as a Roth IRA and has not  addressed  in a ruling of general  applicability  whether a death benefit  provision such as the provision in the Contract  comports with Roth IRA qualification requirements.

      > TAX PENALTIES

        PREMATURE  DISTRIBUTION TAX.  Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally  subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to  distributions:  (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability;  (iii) which are part of a series of substantially equal periodic payments made (at least annually)  for the life (or life  expectancy)  of the Owner or the joint lives  (or  joint  life  expectancies)  of the  Owner  and a  designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution;  (vi) that are rolled over or  transferred  in  accordance  with Code  requirements;  (vii)  which, subject to  certain  restrictions,  do not  exceed the health  insurance premiums paid by unemployed individuals in certain cases; (viii) made to
        pay  "qualified  higher  education   expenses";   or  (ix)  for  certain
        "qualified first-time homebuyer distributions."

        MINIMUM  DISTRIBUTION  TAX. If the amount  distributed  from all of your
        IRAs is less than the minimum  required  distribution  for the year, you are subject to a 50% tax on the amount that was not properly distributed from the IRAs.

      > WITHHOLDING

        Periodic distributions (e.g., annuities and installment payments) from a
        Qualified  Plan  that  will  last for a period  of 10 or more  years are generally  subject  to  voluntary  income  tax  withholding.  The amount withheld  on such  periodic  distributions  is  determined  at the  rate applicable  to wages.  The  recipient  of a  periodic  distribution  may generally elect not to have withholding apply.

        Nonperiodic  distributions (e.g., lump sums and annuities or installment payments  of less than 10 years)  from an IRA are  subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

        The above description of the federal income tax consequences  applicable to Qualified  Plans which may be funded by the Contract  offered by this
        Prospectus  is only a brief  summary and is not  intended as tax advice.
        The rules  governing  the  provisions  of Qualified  Plans are extremely complex  and often  difficult  to  comprehend.  Anything  less than full compliance  with the  applicable  rules,  all of which  are  subject  to change, may have adverse tax consequences.  A prospective  Contractowner considering  adoption of a Qualified  Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION
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VOTING OF FUND SHARES

      You  indirectly  (through the  Separate  Account)  purchase  shares of the
      Portfolios when you allocate  purchase  payments to the  Subaccounts.  The
      Company owns shares of the  Portfolios  in the  Separate  Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the  Subaccounts in accordance with voting  instructions  received from Owners having the right to give such instructions.  You will have the right to give  voting  instructions  to the extent  that you have  Account
      Value  allocated to the particular  Subaccount.  The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting  instructions from Owners.  The Company votes shares  in  accordance  with  its  current  understanding  of the  federal securities  laws. If the Company later  determines that it may vote shares of the Funds in its own right, it may elect to do so.

      Unless  otherwise  required by  applicable  law, the number of shares of a particular  Portfolio as to which you may give voting  instructions to the
      Company is  determined by dividing your Account Value in a Subaccount on a particular  date by the net asset value per share of that  Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be given will be determined as of the date established by the Fund for determining  shareholders  eligible to vote at the meeting of the Fund. If required by the SEC, the Company  reserves the right to determine in a different  fashion the voting rights  attributable to the shares of the Funds.  Voting  instructions may be cast in person or by proxy. Voting rights attributable to your Account Value in a Subaccount for which you do not submit  timely voting  instructions  will be voted by the Company in the same  proportion  as the voting  instructions  that are
      received  in  a  timely  manner  for  Contracts   participating   in  that
      Subaccount.

SUBSTITUTION OF INVESTMENTS

      The Company reserves the right, subject to compliance with the law as then in effect,  to make additions to,  deletions from,  substitutions  for, or combinations  of the securities  that are held by the Separate  Account or any  Subaccount  or  that  the  Separate  Account  or any  Subaccount  may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment,  or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners  and that further  investment in shares of the  Portfolio(s)  would cause undue risk to the Company,  the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already  purchased,  or to be purchased in the future under the
      Contract.  The Company may also purchase,  through the  Subaccount,  other securities for other classes of contracts,  or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek  prior  approval  of the SEC,  and  comply  with the  filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate  Account  that would invest in a new  Portfolio of one of the
      Funds or in shares of another  investment  company,  a series thereof,  or other suitable investment  vehicle.  New Subaccounts may be established by the  Company  with  the  consent  of  Investment  Services,  and  any  new
      Subaccount  will be made  available  to  existing  Owners on a basis to be determined by the Company and  Investment  Services.  The Company may also eliminate  or  combine  one or more  Subaccounts  if  marketing,  tax,  or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the  General  Account  with the  consent of  Investment  Services.  The
      Company  also  reserves  the  right,  subject to any  required  regulatory approvals, to transfer assets of any Subaccount of the Separate Account to another  separate  account or  Subaccount  with the consent of  Investment
      Services.

      In the event of any such  substitution  or change,  the  Company  may,  by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights  under the  Contracts,  the  Separate  Account may be operated as a management  investment  company  under  the  1940  Act or any  other  form permitted by law; it may be deregistered  under that Act in the event such registration  is no longer  required;  or it may be  combined  with  other separate  accounts  of the  Company or an  affiliate  thereof.  Subject to compliance  with  applicable law, the Company also may combine one or more
      Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

      The Company reserves the right,  without the consent of Owners, to suspend sales of the Contract as  presently  offered and to make any change to the provisions  of the Contract to comply with, or give Owners the benefit of, any federal or state  statute,  rule,  or  regulation,  including  but not limited to requirements  for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS

      A statement  will be sent  annually to you setting  forth a summary of the transactions  that occurred  during the year,  and  indicating any Account
      Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed  Interest  Account and the
      Subaccounts and any other information required by law.  Confirmations will also be sent out upon the initial Purchase Payment, exchanges and full and partial withdrawals. Annuity Payments will be confirmed quarterly.

      You will also receive an annual and semiannual report containing financial statements for the Portfolios,  which will include a list of the portfolio securities  of the  Portfolios,  as required by the 1940 Act,  and/or such other reports as may be required by federal securities laws.

TELEPHONE EXCHANGE PRIVILEGES

      You may request an exchange of Account Value or Payment Units by telephone if you elected telephone exchanges in the application, or an Authorization
      for  Telephone   Requests  form  ("Telephone   Authorization")   has  been
      completed, signed, and filed at the T. Rowe Price Variable Annuity Service
      Center.   The  Company  has   established   procedures   to  confirm  that
      instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or  unauthorized  instructions,  provided that it complies with its  procedures.  The Company's  procedures  require that any person  requesting  an exchange by telephone  provide the account number and the Owner's  tax  identification  number and such  instructions must be received on a recorded  line.  The Company  reserves  the right to deny any  telephone  exchange  request.  If all  telephone  lines are busy
      (which might occur,  for example,  during  periods of  substantial  market fluctuations),  Contractowners  might not be able to request  exchanges by telephone and would have to submit written requests.

      By authorizing  telephone  exchanges,  you authorize the Company to accept
      and  act  upon  telephonic   instructions  for  exchanges  involving  your
      Contract,  and agree that neither the Company,  nor any of its affiliates, nor the Funds, nor any of their directors,  trustees, officers, employees, or  agents,  will be  liable  for any  loss,  damages,  cost,  or  expense
      (including  attorney's  fees)  arising  out of any  requests  effected  in accordance with the Telephone Authorization and believed by the Company to be genuine, provided that the Company has complied with its procedures. As a result of this policy on telephone requests, the Contractowner will bear the risk of loss  arising  from the  telephone  exchange  privileges.  The
      Company may discontinue,  modify, or suspend telephone exchange privileges at any time.

DISTRIBUTION OF THE CONTRACT

      T. Rowe Price Investment  Services,  Inc.  ("Investment  Services") is the
      distributor  of  the  Contracts.  Investment  Services  also  acts  as the distributor  of  certain  mutual  funds  advised  by T. Rowe Price and TRP
      International.  Investment  Services  is  registered  with  the  SEC  as a broker-dealer  under the  Securities  Exchange Act of 1934,  and in all 50 states, the District of Columbia,  and Puerto Rico. Investment Services is
      a  member  of  the  National  Association  of  Securities  Dealers,   Inc.
      Investment  Services is a wholly owned  subsidiary of T. Rowe Price and is an affiliate of the Funds.

LEGAL PROCEEDINGS

      There are no legal proceedings  pending to which the Separate Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS

      Legal  matters  in  connection  with the issue  and sale of the  Contracts described  in this  Prospectus,  the  Company's  authority  to  issue  the
      Contracts under Kansas law, and the validity of the forms of the Contracts under Kansas law have been passed upon by Amy J. Lee,  Esq., the Company's
      Associate General Counsel.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      Performance  information  for the  Subaccounts  of the  Separate  Account,
      including  the yield and total  return of all  Subaccounts  may  appear in
      advertisements,   reports,  and  promotional   literature  to  current  or
      prospective Owners.

      Current yield for the Prime Reserve Subaccount will be based on investment income received by a hypothetical investment over a given seven-day period
      (less expenses accrued during the period),  and then  "annualized"  (i.e., assuming that the seven-day  yield would be received for 52 weeks,  stated
      in terms of an annual  percentage  return on the  investment).  "Effective yield" for the Prime Reserve  Subaccount is calculated in a manner similar to that used to calculate  yield but reflects  the  compounding  effect of earnings.

      For the  other  Subaccounts,  quotations  of  yield  will be  based on all investment  income per  Accumulation  Unit  earned  during a given  30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment  income by the value of an
      Accumulation  Unit on the last day of the  period.  Quotations  of average annual total return for any  Subaccount  will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a
      Contract  over a period of 1, 5, and 10 years (or, if less, up to the life of the  Subaccount),  and will reflect the  deduction of the mortality and expense  risk charge and may  simultaneously  be shown for other  periods.
      Where the Portfolio in which a Subaccount invests was established prior to inception  of the  Subaccount,  quotations  of total  return  may  include quotations  for  periods  beginning  prior  to the  Subaccount's  date  of inception.  Such quotations of total return are based upon the performance of the Subaccount's  corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

      Performance  information for any Subaccount  reflects only the performance of a  hypothetical  Contract  under which  Account Value is allocated to a
      Subaccount  during a particular time period on which the  calculations are based.  Performance  information  should  be  considered  in  light of the investment  objectives and policies,  characteristics,  and quality of the
      Portfolio  in which the  Subaccount  invests,  and the  market  conditions during  the  given  time  period,  and  should  not  be  considered  as  a representation of what may be achieved in the future. For a description of the methods used to determine  yield and total return for the  Subaccounts and the usage of other performance related information,  see the Statement of Additional Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

      A  Registration  Statement  under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus has been filed as a part of the  Registration  Statement  and does not contain all  of the  information  set  forth  in the  Registration  Statement  and exhibits thereto, and reference is made to such Registration Statement and exhibits for further information relating to the Company and the Contract.
      Statements contained in this Prospectus, as to the content of the Contract and other legal  instruments,  are summaries.  For a complete statement of the terms thereof,  reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected  and copied at the SEC's  office,  located at 450
      Fifth Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS

      The consolidated  financial  statements of Security Benefit Life Insurance
      Company and  Subsidiaries  at December 31, 2000 and 1999,  and for each of the three years in the period ended  December 31, 2000,  and the financial statements of the Separate  Account at December 31, 2000,  and for each of the two years in the period ended  December 31, 2000,  are included in the
      Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information contains more specific information and financial statements relating to the Company and the Separate Account.
      The Table of Contents of the  Statement of Additional  Information  is set
      forth below.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    General Information and History                                          3
    --------------------------------------------------------------------- -----
    Distribution of the Contract                                             3
    --------------------------------------------------------------------- -----
    Limits on Premiums Paid Under Tax-Qualified Retirement Plans             3
    --------------------------------------------------------------------- -----
    Experts                                                                  4
    --------------------------------------------------------------------- -----
    Performance Information                                                  4
    --------------------------------------------------------------------- -----
    Financial Statements                                                     6

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
T. ROWE PRICE NO-LOAD IMMEDIATE VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
DATE: MAY 1, 2001

          ------------------------------------------------------------
          ISSUED BY:                         MAILING ADDRESS:
          Security Benefit                   T. Rowe Price Variable
          Life Insurance Company             Annuity Service Center
          700 SW Harrison Street             P.O. Box 750440
          Topeka, Kansas 66636-0001          Topeka, Kansas 66675-0440
          1-800-888-2461                     1-800-469-6587
          ------------------------------------------------------------

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the  current  Prospectus  for the T.  Rowe  Price  No-Load
Variable Annuity or the T. Rowe Price No-Load  Immediate  Variable Annuity dated
May 1, 2001.  A copy of the  Prospectus  may be obtained  from the T. Rowe Price
Variable Annuity Service Center by calling 1-800-469-6587 or by writing P.O. Box
750440, Topeka, Kansas 66675-0440.

CONTENTS
--------------------------------------------------------------------------------

General Information and History                                                3
--------------------------------------------------------------------------------
Distribution of the Contract                                                   3
--------------------------------------------------------------------------------
Limits on Premiums Paid Under Tax-Qualified Retirement Plans                   3
--------------------------------------------------------------------------------
Experts                                                                        4
--------------------------------------------------------------------------------
Performance Information                                                        4
--------------------------------------------------------------------------------
Financial Statements                                                           6
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
--------------------------------------------------------------------------------

For a description of the Individual  Flexible Premium Deferred  Variable Annuity
Contract  or the  Single  Premium  Immediate  Variable  Annuity  Contract  (each referred to herein as the "Contract"),  Security Benefit Life Insurance  Company
(the  "Company"),  and the T. Rowe Price Variable Annuity Account (the "Separate
Account"),  see  the  appropriate  Prospectus.   This  Statement  of  Additional
Information  contains  information  that  supplements  the  information  in  the respective  Prospectuses.  Defined  terms used in this  Statement of  Additional
Information  have the same  meaning  as terms  defined in the  section  entitled
"Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS

The Company is responsible for the safekeeping of the assets of the Subaccounts.
These  assets,  which  consist  of  shares  of the  Portfolios  of the  Funds in non-certificated  form,  are held  separate  and  apart  from the  assets of the
Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

T. Rowe Price Investment  Services,  Inc.  ("Investment  Services"),  a Maryland
corporation  formed  in 1980 as a  wholly  owned  subsidiary  of T.  Rowe  Price
Associates, Inc., is Principal Underwriter of the Contract.  Investment Services
is registered as a  broker/dealer  with the Securities  and Exchange  Commission
("SEC")  under  the  Securities  Exchange  Act of 1934  and is a  member  of the
National Association of Securities Dealers,  Inc. ("NASD").  The offering of the
Contract is continuous.

Investment  Services  serves  as  Principal  Underwriter  under  a  Distribution
Agreement with the Company.  Investment Services' registered representatives are required  to be  authorized  under  applicable  state  regulations  to make  the
Contract  available to its  customers.  Investment  Services is not  compensated under its Distribution  Agreement with the Company.  Investment Services,  or an affiliate  thereof,  however,  may receive  compensation for the  administrative services it provides to the Company under other agreements.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
--------------------------------------------------------------------------------

SECTION 408

Premiums  (other  than  rollover  contributions)  paid under a Contract  used in connection  with an  individual  retirement  annuity  (IRA) that is described in
Section  408  of the  Internal  Revenue  Code  are  subject  to  the  limits  on contributions  to IRAs under Section 219(b) of the Internal  Revenue Code. Under
Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of $2,000 per year or the Owner's annual earned income.  An additional  $2,000 may be contributed if the Owner has a spouse with little  or no  earned  income  for the  year,  provided  distinct  accounts  are maintained  for the Owner  and his or her  spouse,  and no more  than  $2,000 is contributed  to either account in any one year. The extent to which an Owner may deduct  contributions to an IRA depends on the type of IRA (Traditional or Roth)
and the  modified  gross  income of the Owner and his or her spouse for the year and  whether  either  is an active  participant  in  another  employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $30,000.  Salary  reduction contributions, if any, are subject to additional annual limits. Salary reduction simplified employee pensions  ("SARSEPs") have been repealed;  however,  SARSEPs established prior to January 1, 1997, may continue to receive contributions.

EXPERTS
--------------------------------------------------------------------------------

Ernst & Young LLP, independent  auditors,  perform certain auditing services for
Security  Benefit  Life  Insurance  Company and  Subsidiaries  and the  Separate
Account.  The  consolidated   financial  statements  of  Security  Benefit  Life
Insurance  Company and  Subsidiaries at December 31, 2000 and 1999, and for each of the three years in the period ended  December 31, 2000, are contained in this
Statement  of  Additional  Information.  Financial  statements  of the  Separate
Account as of December 31, 2000,  and for the years ended  December 31, 2000 and
1999,  are also  included in this  Statement of  Additional  Information.  These financial  statements  have been  audited by Ernst & Young LLP,  as set forth in their reports  thereon  appearing  herein and are included in reliance upon such reports  given upon the  authority  of such firm as experts  in  accounting  and auditing.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value,  exclusive of capital changes,  of a hypothetical  investment in a
Contract  over  a  particular  seven-day  period,  less  a  hypothetical  charge reflecting  deductions  from the Contract  during the period (the "base period")
and stated as a  percentage  of the  investment  at the start of the base period
(the  "base  period  return").  The base  period  return is then  annualized  by multiplying  by 365/7,  with the resulting  yield figure carried to at least the nearest one hundredth of one percent.  Any quotations of effective yield for the
Prime Reserve  Subaccount  assume that all dividends  received  during an annual period have been  reinvested.  Calculation of "effective  yield" begins with the same  "base  period  return"  used  in the  yield  calculation,  which  is  then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the seven-day period ended December 31, 2000, the yield of the Prime Reserve
Subaccount was 5.58% and the effective yield of the Subaccount was 5.73%.

Quotations  of  yield  for  the  Subaccounts,   other  than  the  Prime  Reserve
Subaccount,  will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                          YIELD = 2[(a - b + 1)^6 - 1]
                                     -----
                                      cd

where a = net  investment  income  earned  during  the  period by the  Portfolio attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

      c = the average daily number of Accumulation  Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum  offering price per  Accumulation  Unit on the last day of the period.

For the 30-day  period ended  December 31, 2000,  the yield of the  Limited-Term
Bond Subaccount was 6.01%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of 1, 5, or 10 years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 +
T)n = ERV (where P = a hypothetical  initial payment of $1,000,  T = the average annual total return,  n = the number of years,  and ERV = the ending  redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return  figures  reflect the  deduction of the  mortality and expense risk charge.  Quotations  of total  return  may  simultaneously  be shown  for  other periods.

Where the  Portfolio  in which a  Subaccount  invests was  established  prior to inception of the Subaccount,  quotations of total return may include  quotations for  periods  beginning  prior  to the  Subaccount's  date  of  inception.  Such quotations of total return are based upon the  performance  of the  Subaccount's corresponding  Portfolio  adjusted to reflect  deduction  of the  mortality  and expense risk charge.

--------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURN
                                            AS OF DECEMBER 31, 2000
                               -------------------------------------------------
                                                          FROM DATE OF INCEPTION
SUBACCOUNT                     ONE-YEAR     FIVE-YEAR         (APRIL 3, 1995)
--------------------------------------------------------------------------------
International                  (18.26)%        7.87%               8.92%
New America Growth             (11.11)        11.06               15.28
Mid-Cap Growth                   6.85          ---                17.19*
Equity Income                   12.38         13.90               16.20
Personal Strategy Balanced       4.83         11.36               13.19
Limited-Term Bond                8.64          4.81                5.31
--------------------------------------------------------------------------------
*Average annual total return from Mid-Cap Growth Subaccount's date of inception,
 December 31, 1996.

Performance  information  for a  Subaccount  may be  compared,  in  reports  and promotional  literature,  to (i) the  Standard  & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donoghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley Capital International's EAFE Index, or other indices that measure performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate accounts,  mutual funds, or other investment products tracked by Lipper
Analytical  Services,  a widely used independent research firm that ranks mutual
funds  and  other  investment  companies  by  overall  performance,   investment
objectives,  and assets,  or tracked by The Variable  Annuity  Research and Data
Service  ("VARDS"),   an  independent   service  that  monitors  and  ranks  the
performance  of  variable   annuity  issues  by  investment   objectives  on  an
industry-wide  basis or tracked by Morningstar,  Inc., a widely used independent research  firm  that  rates  mutual  funds and  variable  annuities  by  overall performance,  investment  objectives and assets,  or tracked by other  services, companies,  publications,  or  persons  who rank such  investment  companies  on overall  performance  or other  criteria;  and (iii) the  Consumer  Price  Index
(measure for  inflation) to assess the real rate of return from an investment in the Contract.  Unmanaged  indices may assume the  reinvestment  of dividends but generally do not reflect  deductions for administrative and management costs and expenses.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Account  Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives  and  policies,  characteristics  and quality of the Portfolio of the
Funds in which the  Subaccount  invests,  and the market  conditions  during the given time period,  and should not be considered as a representation of what may be achieved in the future.

Reports and promotional  literature may also contain other information including
(i) the ranking of any  Subaccount  derived  from  rankings of variable  annuity separate  accounts,  insurance  products  funds,  or other  investment  products tracked by Lipper  Analytical  Services,  Morningstar,  Inc., or by other rating services,  companies,  publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria,  (ii) the effect of a tax-deferred  compounding on a Subaccount's  investment  returns, or returns in general,  which may be illustrated by graphs,  charts,  or otherwise, and which may include a  comparison,  at various  points in time,  of the return from an investment in a Contract (or returns in general) on a tax-deferred basis
(assuming one or more tax rates) with the return on a taxable  basis,  and (iii)
personal or general hypothetical illustrations of accumulation and payout period
Account  Values  and  annuity  payments.  From time to time  information  may be provided in advertising,  sales literature and other written material  regarding the  appropriateness  of the various annuity options as well as their advantages and disadvantages to contractholders and prospective investors.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2000 and 1999, and for each of the three years in the period ended  December  31, 2000,  and the  financial  statements  of the
Separate Account at December 31, 2000, and for the years ended December 31, 2000 and 1999, are set forth herein, starting on page 7.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be  considered  only as bearing on the  ability of Security
Benefit Life Insurance  Company and  Subsidiaries to meet its obligations  under the  Contracts.  They  should not be  considered  as  bearing on the  investment performance of the assets held in the Separate Account.

CONTENTS
--------------------------------------------------------------------------------

Report of Independent Auditors                                                 7
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Audited Financial Statements

Balance Sheet                                                                  8
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Statement of Operations                                                        9
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Statements of Changes in Net Assets                                           10
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Notes to Financial Statements                                                 12
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REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Contract Owners of T. Rowe Price Variable Annuity Account and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the  accompanying  individual and combined  balance sheets of T.
Rowe Price Variable Annuity Account (comprised of the individual  subaccounts as indicated  therein) as of December  31,  2000,  and the  related  statements  of operations for the year then ended and changes in net assets for each of the two
years  in  the  period  then  ended.   These   financial   statements   are  the
responsibility  of Security  Benefit Life Insurance  Company's  management.  Our responsibility  is to express an opinion on these financial  statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual subaccounts of T. Rowe Price Variable Annuity Account at December 31,
2000, and the individual and combined results of their operations and changes in their net assets for the periods  described  above in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 2, 2001

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

BALANCE SHEET                                                    DECEMBER 31, 2000
                                                           (DOLLARS IN THOUSANDS -
                                                 EXCEPT PER SHARE AND UNIT VALUES)
ASSETS

Investments:

  T. Rowe Price Portfolios:

    New America Growth Portfolio - 2,086,788 shares at
      net asset value of $20.91 per share (cost, $47,194)..............   $ 43,635

    International Stock Portfolio - 1,840,733 shares at
      net asset value of $15.07 per share (cost, $28,203)..............     27,740

    Equity Income Portfolio - 3,011,693 shares at net
      asset value of $19.55 per share (cost, $56,600)..................     58,879

    Personal Strategy Balanced Portfolio - 1,571,915 shares
      at net asset value of $15.54 per share (cost, $24,791)...........     24,428

    Limited-Term Bond Portfolio - 1,679,270 shares at
      net asset value of $4.93 per share (cost, $8,323)................      8,279

    Mid-Cap Growth Portfolio - 2,261,250 shares at net
      asset value of $18.43 per share (cost, $35,543)..................     41,675

    Prime Reserve Portfolio - 16,851,024 shares at net
      asset value of $1.00 per share (cost, $16,851)...................     16,851
                                                                           -------
Combined assets........................................................   $221,487
                                                                           =======

LIABILITIES AND NET ASSETS

Liabilities:
   Actuarial risk fees payable..........                                  $      7
   Mortality guarantee payable..........                                        21
                                                                           -------
Total liabilities.......................                                        28

                                             NUMBER     UNIT
                                            OF UNITS    VALUE   AMOUNT
                                           ----------------------------
Net assets are represented by:

  New America Growth Subaccount:
    Accumulation units..................   1,913,109   $21.73   $41,578
    Annuity reserves....................      94,360    21.73     2,052     43,630
                                                                 ------
  International Stock Subaccount:
    Accumulation units..................   1,689,298    15.86    26,792
    Annuity reserves....................      59,815    15.86       948     27,740
                                                                 ------
  Equity Income Subaccount:
    Accumulation units..................   2,467,721    22.92    56,564
    Annuity reserves....................     100,259    22.92     2,297     58,861
                                                                 ------
  Personal Strategy Balanced Subaccount:
    Accumulation units..................   1,185,483    19.07    22,606
    Annuity reserves....................      95,546    19.07     1,822     24,428
                                                                 ------
  Limited-Term Bond Subaccount:
    Accumulation units..................     609,434    13.00     7,925
    Annuity reserves....................      27,161    13.00       354      8,279
                                                                 ------
  Mid-Cap Growth Subaccount:
    Accumulation units..................   2,200,018    18.53    40,763
    Annuity reserves....................      48,913    18.53       907     41,670
                                                                 ------
  Prime Reserve Subaccount:
    Accumulation units..................   1,390,991    11.96    16,637
    Annuity reserves....................      17,850    11.96       214     16,851
                                                                 ------
                                                                           -------
Combined net assets.....................                                   221,459
                                                                           -------
Combined liabilities and net assets.....                                  $221,487
                                                                           =======

SEE ACCOMPANYING NOTES.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS                                       YEAR ENDED DECEMBER 31, 2000
                                                                            (IN THOUSANDS)

                                                                                 PERSONAL
                                     NEW AMERICA   INTERNATIONAL     EQUITY      STRATEGY
                                       GROWTH          STOCK         INCOME      BALANCED
                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                     -----------------------------------------------------
Investment income (loss):
  Dividend distributions..........    $    ---       $   178        $ 1,094      $  697
  Expenses (NOTE 2):
    Mortality and expense risk fee        (262)         (176)          (309)       (128)
                                     -----------------------------------------------------
Net investment income (loss)......        (262)            2            785         569

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.....       4,835           856          3,315       1,217
  Realized gain (loss)
    on investments................       1,323         1,325         (1,022)         30
  Unrealized gain (loss)
    on investments................     (11,479)       (8,503)         2,878        (739)
                                     -----------------------------------------------------
Net realized and unrealized
  gain (loss) on investments......      (5,321)       (6,322)         5,171         508
                                     -----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $ (5,583)      $(6,320)       $ 5,956      $1,077
                                     =====================================================

                                      LIMITED-       MID-CAP       PRIME
                                     TERM BOND       GROWTH       RESERVE
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    COMBINED
                                     ---------------------------------------------------
Investment income (loss):
  Dividend distributions..........     $ 488         $  ---       $1,046       $  3,503
  Expenses (NOTE 2):
    Mortality and expense risk fee       (45)          (213)         (97)        (1,230)
                                     ---------------------------------------------------
Net investment income (loss)......       443           (213)         949          2,273

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.....       ---            712          ---         10,935
  Realized gain (loss)
    on investments................      (120)         1,579          ---          3,115
  Unrealized gain (loss)
    on investments................       342            197          ---        (17,304)
                                     ---------------------------------------------------
Net realized and unrealized
  gain (loss) on investments......       222          2,488          ---         (3,254)
                                     ---------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations     $ 665         $2,275       $  949       $   (981)
                                     ===================================================

SEE ACCOMPANYING NOTES.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS                                 YEAR ENDED DECEMBER 31
                                                                            (IN THOUSANDS)

                                                   NEW AMERICA           INTERNATIONAL
                                                GROWTH SUBACCOUNT       STOCK SUBACCOUNT
                                                2000        1999        2000       1999
                                              -------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...........   $   (262)   $   (277)   $     2    $   (24)
    Capital gains distributions............      4,835       3,052        856        354
    Realized gain (loss) on investments....      1,323       4,537      1,325      1,203
    Unrealized gain (loss) on investments..    (11,479)     (1,476)    (8,503)     6,053
                                              -------------------------------------------
  Net increase (decrease) in
    net assets from operations.............     (5,583)      5,836     (6,320)     7,586

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits..............      7,907       9,207     10,999      5,823
    Terminations and withdrawals...........    (11,616)    (13,598)    (8,130)    (5,592)
    Annuity payments.......................        (48)        (61)       (88)       (11)
    Mortality adjustment...................         (1)         (3)        (3)         1
                                              -------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions.......     (3,758)     (4,455)     2,778        221
                                              -------------------------------------------
Net increase (decrease) in net assets......     (9,341)      1,381     (3,542)     7,807
Net assets at beginning of year............     52,971      51,590     31,282     23,475
                                              -------------------------------------------
Net assets at end of year..................   $ 43,630    $ 52,971    $27,740    $31,282
                                              ===========================================

                                                                            PERSONAL
                                                  EQUITY INCOME        STRATEGY BALANCED
                                                   SUBACCOUNT              SUBACCOUNT
                                                2000        1999        2000        1999
                                              --------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...........   $    785    $    937    $   569     $   576
    Capital gains distributions............      3,315       2,950      1,217       1,361
    Realized gain (loss) on investments....     (1,022)      3,804         30         978
    Unrealized gain (loss) on investments..      2,878      (5,591)      (739)     (1,146)
                                              --------------------------------------------
  Net increase (decrease) in
    net assets from operations.............      5,956       2,100      1,077       1,769

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits..............      7,126      12,166      4,351       4,966
    Terminations and withdrawals...........    (20,994)    (17,507)    (4,522)     (5,897)
    Annuity payments.......................        (94)       (119)       (26)         (3)
    Mortality adjustment...................        (10)          3         (1)        ---
                                              --------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions.......    (13,972)     (5,457)      (198)       (934)
                                              --------------------------------------------
Net increase (decrease) in net assets......     (8,016)     (3,357)       879         835
Net assets at beginning of year............     66,877      70,234     23,549      22,714
                                              --------------------------------------------
Net assets at end of year..................   $ 58,861    $ 66,877    $24,428     $23,549
                                              ============================================

SEE ACCOMPANYING NOTES.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS                                 YEAR ENDED DECEMBER 31
                                                                            (IN THOUSANDS)

                                               LIMITED-TERM BOND         MID-CAP GROWTH
                                                  SUBACCOUNT               SUBACCOUNT
                                               2000        1999         2000        1999
                                             ---------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..........   $   443     $    499     $  (213)    $  (136)
    Capital gains distributions...........       ---          ---         712         312
    Realized gain (loss) on investments...      (120)         (50)      1,579       1,985
    Unrealized gain (loss) on investments.       342         (429)        197       3,383
                                             ---------------------------------------------
  Net increase (decrease) in
    net assets from operations............       665           20       2,275       5,544

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits.............     1,733        2,385      16,595      11,227
    Terminations and withdrawals..........    (3,056)      (4,936)     (7,821)     (7,749)
    Annuity payments......................       (15)          (2)        (35)         (5)
    Mortality adjustment..................        (1)           1          (4)        ---
                                             ---------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions......    (1,339)      (2,552)      8,735       3,473
                                             ---------------------------------------------
Net increase (decrease) in net assets.....      (674)      (2,532)     11,010       9,017
Net assets at beginning of year...........     8,953       11,485      30,660      21,643
                                             ---------------------------------------------
Net assets at end of year.................   $ 8,279     $  8,953     $41,670     $30,660
                                             =============================================

                                                 PRIME RESERVE
                                                  SUBACCOUNT               COMBINED
                                               2000        1999        2000        1999
                                             ---------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..........   $    949    $    694    $  2,273    $  2,269
    Capital gains distributions...........        ---         ---      10,935       8,029
    Realized gain (loss) on investments...        ---         ---       3,115      12,457
    Unrealized gain (loss) on investments.        ---         ---     (17,304)        794
                                             ---------------------------------------------
  Net increase (decrease) in
    net assets from operations............        949         694        (981)     23,549

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits.............     12,608      16,127      61,319      61,901
    Terminations and withdrawals..........    (15,197)    (13,341)    (71,336)    (68,620)
    Annuity payments......................        (12)         (3)       (318)       (204)
    Mortality adjustment..................          1           1         (19)          3
                                             ---------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions......     (2,600)      2,784     (10,354)     (6,920)
                                             ---------------------------------------------
Net increase (decrease) in net assets.....     (1,651)      3,478     (11,335)     16,629
Net assets at beginning of year...........     18,502      15,024     232,794     216,165
                                             ---------------------------------------------
Net assets at end of year.................   $ 16,851    $ 18,502    $221,459    $232,794
                                             =============================================

SEE ACCOMPANYING NOTES.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2000 AND 1999

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    T. Rowe Price Variable  Annuity Account (the Account) is a separate  account of Security Benefit Life Insurance  Company (SBL). The Account is registered as a unit  investment  trust under the  Investment  Company Act of 1940,  as amended.  The Account  currently  is divided  into seven  subaccounts.  Each subaccount invests  exclusively in shares of a single  corresponding  mutual fund or series  thereof.  Purchase  payments  received  by the  Account  are invested in one of the portfolios of T. Rowe Price Equity  Series,  Inc., T.
    Rowe Price Fixed Income Series, Inc. or T. Rowe Price International  Series,
    Inc., mutual funds not otherwise available to the public. As directed by the owners,  purchase  payments  are  invested in shares of New  America  Growth
    Portfolio - emphasis on long-term  capital  growth  through  investments  in common  stocks  of  domestic  companies,  International  Stock  Portfolio  -
    emphasis on long-term capital growth through investments in common stocks of established  foreign  companies,  Equity  Income  Portfolio  -  emphasis  on substantial  dividend income and capital appreciation by investing primarily in  dividend-paying  common stocks,  Personal Strategy Balanced  Portfolio -
    emphasis  on  both  capital  appreciation  and  income,   Limited-Term  Bond
    Portfolio - emphasis on income with moderate price  fluctuation by investing in short- and intermediate-term,  investment-grade debt securities,  Mid-Cap
    Growth  Portfolio  - emphasis  on  long-term  capital  appreciation  through investments  in common  stocks of  medium-sized  growth  companies and Prime
    Reserve  Portfolio - emphasis on preservation of capital and liquidity while generating  current  income by  investing  primarily in  high-quality  money market securities.

    T. Rowe Price  Associates,  Inc.  (T. Rowe Price)  serves as the  investment advisor to each portfolio. Rowe Price-Fleming International, Inc. (Fleming), an  affiliate  of T.  Rowe  Price,  served  as  investment  advisor  for the
    International Stock Portfolio until August 1, 2000 when Fleming was replaced by T. Rowe Price.  The investment  advisors are responsible for managing the
    Portfolio's  assets in accordance with the terms of the investment  advisory contracts.

    INVESTMENT VALUATION

    Investments in mutual fund shares are carried in the balance sheet at market
    value  (net  asset  value  of  the  underlying   mutual  fund).   Investment
    transactions are accounted for on the trade date. Beginning January 1, 2000, realized  gains and losses on sales of investments  are determined  based on the average cost of investments sold.  Previously,  the first-in,  first-out method was used.  This change in  accounting  principle had no effect on net assets.

    The cost of investments purchased and proceeds from investments sold for the years ended December 31 were as follows:

                                                    2000                     1999
                                           ----------------------   ----------------------
                                            COST OF     PROCEEDS     COST OF     PROCEEDS
                                           PURCHASES   FROM SALES   PURCHASES   FROM SALES
                                           ----------------------   ----------------------
                                                           (IN THOUSANDS)
    New America Growth Portfolio........    $13,287     $12,470      $13,148     $14,825
    International Stock Portfolio.......     12,602       8,965        6,787       6,237
    Equity Income Portfolio.............     12,544      22,398       17,827      19,400
    Personal Strategy Balanced Portfolio      6,425       4,837        7,587       6,584
    Limited-Term Bond Portfolio.........      2,302       3,198        3,066       5,119
    Mid-Cap Growth Portfolio............     18,088       8,849       12,607       8,958
    Prime Reserve Portfolio.............     14,294      15,945       17,623      14,145

    ANNUITY RESERVES

    Annuity  reserves  relate to  contracts  which have  matured  and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option  selected is life  contingent,  SBL periodically  recalculates the required annuity reserves,  and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS

    Dividend  and  capital  gains  distributions  paid by the mutual fund to the
    Account are reinvested in additional  shares of each  respective  portfolio.
    Dividend  income and capital gains  distributions  are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES

    The  operations of the Account are a part of the  operations  of SBL.  Under current law, no federal  income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES

    The  preparation  of financial  statements  in  conformity  with  accounting principles  generally  accepted in the United States requires  management to make  estimates  and  assumptions  that affect the  amounts  reported in the financial  statements and  accompanying  notes.  Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    Mortality  and expense  risks  assumed by SBL are  compensated  for by a fee equivalent  to an annual  rate of 0.55% of the  average  daily net assets of each account.

    When  applicable,  an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                      UNITS
                                                                 ---------------
                                                                   YEAR ENDED
                                                                   DECEMBER 31
                                                                  2000      1999
                                                                 ---------------
                                                                 (IN THOUSANDS)
    New America Growth Subaccount:
      Variable annuity deposits...............................     372       453
      Terminations, withdrawals, annuity
        payments and mortality adjustments....................     491       598

    International Stock Subaccount:
      Variable annuity deposits...............................     621       372
      Terminations, withdrawals, annuity
        payments and mortality adjustments....................     450       351

    Equity Income Subaccount:
      Variable annuity deposits...............................     433       569
      Terminations, withdrawals, annuity
        payments and mortality adjustments....................   1,038       835

    Personal Strategy Balanced Subaccount:
      Variable annuity deposits...............................     311       270
      Terminations, withdrawals, annuity
        payments and mortality adjustments....................     241       318

    Limited-Term Bond Subaccount:
      Variable annuity deposits...............................     156       202
      Terminations, withdrawals, annuity
        payments and mortality adjustments....................     249       400

    Mid-Cap Growth Subaccount:
      Variable annuity deposits...............................     924       763
      Terminations, withdrawals, annuity
        payments and mortality adjustments....................     430       516

    Prime Reserve Subaccount:
      Variable annuity deposits and mortality adjustments.....   1,096     1,442
      Terminations, withdrawals and annuity payments..........   1,304     1,195

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2000, 1999, and 1998

CONTENTS
--------------------------------------------------------------------------------

Report of Independent Auditors                                                16
--------------------------------------------------------------------------------
Audited Consolidated Financial Statements

Consolidated Balance Sheets                                                   17
--------------------------------------------------------------------------------
Consolidated Statements of Income                                             18
--------------------------------------------------------------------------------
Consolidated Statements of Changes in Stockholder's Equity                    19
--------------------------------------------------------------------------------
Consolidated Statements of Cash Flows                                         20
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements                                    22
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit
Life Insurance Company and Subsidiaries (the Company), an indirect, wholly-owned subsidiary of Security Benefit Mutual Holding  Company,  as of December 31, 2000
and  1999,  and the  related  consolidated  statements  of  income,  changes  in stockholder's  equity and cash  flows for each of the three  years in the period ended December 31, 2000. These financial  statements are the  responsibility  of the Company's  management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the amounts and  disclosures in the financial  statements.  An audit also includes assessing the accounting principles used and significant estimates made by  management,  as well as  evaluating  the  overall  financial  statement presentation.  We believe  that our audits  provide a  reasonable  basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of Security Benefit
Life Insurance  Company and  Subsidiaries at December 31, 2000 and 1999, and the
consolidated  results of their  operations  and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 2, 2001

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS

                                                             DECEMBER 31
                                                         2000           1999
                                                      --------------------------
ASSETS                                                      (IN THOUSANDS)
Investments:
  Securities available-for-sale:
    Fixed maturities...............................   $2,289,173     $2,292,899
    Equity securities..............................      241,639        302,613
  Fixed maturities held-to-maturity................      138,555        157,772
  Equity securities, trading.......................       19,112         14,925
  Mortgage loans...................................       12,128         23,468
  Policy loans.....................................      109,211         91,800
  Cash.............................................       56,282         17,785
  Short-term investments...........................       18,145         18,002
  Other invested assets............................       29,768         28,139
                                                      --------------------------
Total investments..................................    2,914,013      2,947,403

Accrued investment income..........................       35,415         35,288
Accounts receivable................................       11,558         35,175
Reinsurance recoverable............................      423,421        413,146
Property and equipment, net........................       24,052         10,176
Deferred policy acquisition costs..................      290,656        227,415
Other assets.......................................       21,076         18,452
Separate account assets............................    4,589,156      5,051,367
                                                      --------------------------
                                                      $8,309,347     $8,738,422
                                                      ==========================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values.......   $2,860,320     $2,958,813
  Policy and contract claims.......................        8,101          7,350
  Other policyholder funds.........................       22,007         19,878
  Accounts payable and accrued expenses............       68,438         57,668
  Income taxes payable.............................       29,222         27,812
  Deferred income tax liability....................       28,588         35,828
  Long-term debt and other borrowings..............      105,000         55,000
  Other liabilities................................       14,976         17,457
  Separate account liabilities.....................    4,589,156      5,051,367
                                                      --------------------------
Total liabilities..................................    7,725,808      8,231,173

Stockholder's equity:
  Common stock, $10 par value; 1,000,000 shares
    authorized; 700,010 issued and outstanding.....        7,000          7,000
  Accumulated other comprehensive loss, net........      (25,031)       (31,221)
  Retained earnings................................      601,570        531,470
                                                      --------------------------
Total stockholder's equity.........................      583,539        507,249
                                                      --------------------------
                                                      $8,309,347     $8,738,422
                                                      ==========================

See accompanying notes to consolidated financial statements.

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME

                                                             YEAR ENDED DECEMBER 31
                                                        2000         1999          1998
                                                      ------------------------------------
                                                                 (IN THOUSANDS)
Revenues:
  Insurance premiums and other considerations......   $ 26,871     $ 22,320      $ 22,698
  Net investment income............................    208,633      197,460       174,787
  Asset based fees.................................    117,007      102,643        88,721
  Other product charges............................     17,795       12,349         9,801
  Realized gains...................................      2,152       10,232         5,414
  Other revenues...................................      8,438       11,251         8,276
                                                      ------------------------------------
Total revenues.....................................    380,896      356,255       309,697

Benefits and expenses:
  Annuity benefits:
    Interest credited to account balances..........    125,103      115,953        98,237
    Benefit claims in excess of account balances...         79        2,068         4,588
  Traditional life insurance benefits..............     11,020       13,784        12,617
  Supplementary contract payments..................         31          714         1,008
  Increase (decrease) in traditional life reserves.      3,209         (667)         (232)
  Other benefits...................................     22,295       13,336        11,765
                                                      ------------------------------------
Total benefits.....................................    161,737      145,188       127,983

Commissions and other operating expenses...........     84,396       80,661        65,890
Amortization of deferred policy acquisition costs..     35,873       27,387        25,447
Interest expense...................................      5,602        4,765         5,075
Other expenses.....................................      4,885        4,815         3,354
                                                      ------------------------------------
Total benefits and expenses........................    292,493      262,816       227,749
                                                      ------------------------------------

Income before income taxes.........................     88,403       93,439        81,948
Income taxes.......................................     18,303       23,988        22,361
                                                      ------------------------------------
Net income.........................................   $ 70,100     $ 69,451      $ 59,587
                                                      ====================================

See accompanying notes to consolidated financial statements.

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                            ACCUMULATED
                                               OTHER
                                  COMMON   COMPREHENSIVE   RETAINED
                                  STOCK    INCOME (LOSS)   EARNINGS      TOTAL
                                  ----------------------------------------------
Balance at January 1, 1998.....   $  ---     $ 25,449      $409,432    $434,881
  Common stock issued..........    7,000          ---        (7,000)        ---
  Comprehensive income:
    Net income.................      ---          ---        59,587      59,587
    Unrealized gains, net......      ---        4,651           ---       4,651
                                                                        -------
  Comprehensive income.........                                          64,238
                                  ----------------------------------------------
Balance at December 31, 1998...    7,000       30,100       462,019     499,119
  Comprehensive income:
    Net income.................      ---          ---        69,451      69,451
    Unrealized losses, net.....      ---      (61,321)          ---     (61,321)
                                                                        -------
  Comprehensive income.........                                           8,130
                                  ----------------------------------------------
Balance at December 31, 1999...    7,000      (31,221)      531,470     507,249
  Comprehensive income:
    Net income.................      ---          ---        70,100      70,100
    Unrealized gains, net......      ---        6,190           ---       6,190
                                                                        -------
  Comprehensive income.........                                          76,290
                                  ----------------------------------------------
Balance at December 31, 2000...   $7,000     $(25,031)     $601,570    $583,539
                                  ==============================================

See accompanying notes to consolidated financial statements.

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                             YEAR ENDED DECEMBER 31
                                                         2000         1999         1998
                                                      ------------------------------------
                                                                 (IN THOUSANDS)
OPERATING ACTIVITIES
Net income                                            $  70,100    $  69,451    $  59,587
Adjustments to reconcile net income
  to net cash provided by operating activities:
  Annuity and interest sensitive life products:
    Interest credited to account balances..........     125,103      115,953       98,237
    Charges for mortality and administration.......         ---          ---         (297)
  Increase (decrease) in traditional
    life policy reserves...........................       3,209         (667)        (232)
  Increase in accrued investment income............        (127)      (3,548)      (1,706)
  Policy acquisition costs deferred................     (40,322)     (41,592)     (34,068)
  Policy acquisition costs amortized...............      35,873       27,387       25,447
  Accrual of discounts on investments..............      (1,900)      (2,257)      (2,708)
  Amortization of premiums on investments..........       3,924        4,962        8,452
  Depreciation and amortization....................       3,616        4,901        4,441
  Net purchases of equity securities, trading......      (7,341)      (1,879)        (520)
  Realized gains...................................      (2,152)     (10,232)      (5,414)
  Other............................................      28,346       (8,775)      16,078
                                                      ------------------------------------
Net cash provided by operating activities..........     218,329      153,704      167,297

INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
  Fixed maturities available-for-sale..............     166,201      349,219      436,773
  Fixed maturities held-to-maturity................      19,217      107,475      157,729
  Equity securities available-for-sale.............     104,410       60,578       13,293
  Mortgage loans...................................      12,161       35,239        8,924
  Other invested assets............................         902        2,882        2,929
                                                      ------------------------------------
                                                        302,891      555,393      619,648
Acquisition of investments:
  Fixed maturities available-for-sale..............    (113,751)    (653,078)    (878,753)
  Fixed maturities held-to-maturity................         ---         (964)      (1,287)
  Equity securities, available-for-sale............     (65,600)    (179,916)     (42,641)
  Mortgage loans...................................        (778)      (1,132)      (2,054)
  Increase in short-term investments, net..........         (22)     (17,994)         ---
  Other invested assets............................      (4,018)     (12,947)      (7,441)
                                                      ------------------------------------
                                                       (184,169)    (866,031)    (932,176)

Purchase of property and equipment.................     (17,515)      (2,191)      (5,373)
Proceeds from sales of property and equipment......         ---       20,750          ---
Net increase in policy loans.......................      (2,082)      (3,415)      (2,627)
Net cash transferred per coinsurance agreement.....     (30,439)         ---          ---
                                                      ------------------------------------
Net cash provided by (used in)
  investing activities.............................      68,686     (295,494)    (320,528)

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)

                                                             YEAR ENDED DECEMBER 31
                                                        2000         1999         1998
                                                      ------------------------------------
                                                                 (IN THOUSANDS)
FINANCING ACTIVITIES
Increase (decrease) in long-term
  debt and other borrowings........................   $  50,000    $  (5,000)   $  (5,000)
Deposits credited to account balances..............     525,727      973,096      482,971
Withdrawals from account balances..................    (824,245)    (836,940)    (327,217)
                                                      ------------------------------------
Net cash provided by (used in)
  financing activities.............................    (248,518)     131,156      150,754
                                                      ------------------------------------

Increase (decrease) in cash........................      38,497      (10,634)      (2,477)
Cash at beginning of year..........................      17,785       28,419       30,896
                                                      ------------------------------------
Cash at end of year................................   $  56,282    $  17,785    $  28,419
                                                      ====================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for:
  Interest.........................................   $   5,320    $   4,741    $   5,443
                                                      ====================================
  Income taxes.....................................   $  20,433    $  25,019    $   8,269
                                                      ====================================

See accompanying notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2000

 1.  SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS AND ORGANIZATION

     The  operations  of Security  Benefit  Life  Insurance  Company (SBL or the
     Company) consist primarily of marketing and distributing annuities,  mutual funds,  life insurance and related  products  throughout the United States.
     The  Company  and/or its  subsidiaries  offer a  diversified  portfolio  of investment  products comprised  primarily of individual and group annuities and mutual fund products through multiple distribution channels.

     On July 31,  1998,  the  Company  converted  from a mutual  life  insurance company to a stock life insurance  company under a mutual  holding  company structure pursuant to a Plan of Conversion (the Conversion).  In connection with the  Conversion,  Security  Benefit Corp.  (SBC),  a Kansas  domiciled intermediate  stock holding  company,  and Security  Benefit Mutual Holding
     Company (SBMHC), a Kansas domiciled mutual holding company, were formed. On the same date, all of the initial shares of common stock of SBL, except for shares issued to SBL  Directors in accordance  with Kansas law, were issued to SBC. In addition,  all of the initially issued shares of common stock of
     SBC,  consisting  of 1,000 shares of Class B common  stock,  were issued to
     SBMHC. As a result of the Conversion,  SBMHC indirectly owned,  through its ownership  of SBC,  all of the issued and  outstanding  common stock of SBL
     (except shares required by law to be held by SBL Directors).  In accordance with  Kansas  law,  SBMHC must at all times hold at least 51% of the voting stock of SBC.

     BASIS OF PRESENTATION

     The consolidated  financial  statements include the operations and accounts of the Company and its subsidiaries, including Security Management Company,
     LLC and Security Benefit Group, Inc. (which includes First Security Benefit
     Life  Insurance  and Annuity  Company of New York;  Security  Distributors,
     Inc.;  Security Benefit Academy,  Inc.; and Security  Financial  Resources,
     Inc.).  Significant  intercompany  transactions  have  been  eliminated  in consolidation.

     USE OF ESTIMATES

     The preparation of consolidated financial statements requires management to make  estimates  and  assumptions  that  affect  amounts  reported  in  the consolidated  financial  statements and accompanying  notes. Actual results could differ from those estimates.

     INVESTMENTS

     Fixed   maturities   are   classified   as   either   held-to-maturity   or
     available-for-sale.  Fixed  maturities are  classified as  held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity.  Held-to-maturity  securities  are stated at  amortized  cost, adjusted for amortization of premiums and accrual of discounts. The Company holds certain equity securities,  classified as trading,  which are related to certain liabilities.  These securities are stated at fair value with the change  in  fair  value  reported  as  realized  gains  or  losses  in  the consolidated statements of income.

     Fixed maturities not classified as  held-to-maturity  and equity securities not classified as trading are classified as available-for-sale.  Securities available-for-sale are reported in the accompanying  consolidated financial statements at fair value. Any changes in the fair value of these securities are reflected as a component of accumulated other  comprehensive  income or loss. These unrealized gains or losses in accumulated  other  comprehensive income or loss are reported net of taxes and adjustments to deferred policy acquisition  costs.  Equity  securities  are  comprised  of common  stocks, nonredeemable preferred stocks and mutual funds.

     The  amortized  cost of fixed  maturities is adjusted for  amortization  of premiums and accrual of discounts.  Premiums and  discounts are  recognized over the estimated  lives of the assets  adjusted for prepayment  activity.
     Distributions  from mutual  funds are  included in net  investment  income.
     Realized  gains  and  losses  on sales of  investments  are  recognized  in revenues on the  specific-identification  method.  The  carrying  values of investments are reviewed on an ongoing basis for credit  deterioration.  If this  review  indicates  a  decline  in  market  value  that is other  than temporary,  the  carrying  value of the  investment  is reduced to its fair value and a specific writedown is taken.

     Mortgage loans are reported at amortized cost. Policy loans are reported at unpaid  principal.  Investments  accounted for by the equity method include investments in, and advances to, various joint ventures and partnerships.

     The  operations of the Company are subject to risk  resulting from interest rate  fluctuations  to the extent  that there is a  difference  between the
     amount  of  the  Company's   interest-earning  assets  and  the  amount  of
     interest-bearing liabilities that are prepaid/withdrawn,  mature or reprice
     in  specified   periods.   The   principal   objective  of  the   Company's
     asset/liability  management  activities is to provide maximum levels of net investment income while maintaining  acceptable levels of interest rate and liquidity risk and while facilitating the funding needs of the Company. The
     Company may periodically use derivative financial instruments to modify its interest rate  sensitivity to levels deemed to be appropriate  based on the
     Company's current economic outlook.  Such derivative financial  instruments
     are   for   purposes   other   than   trading   and   are   classified   as
     available-for-sale. Accordingly, these instruments are stated at fair value with the change in fair value reported as a component of accumulated  other comprehensive income or loss.

     Cash includes cash on hand, money market mutual funds and other investments with initial maturities of less than 90 days.

     Short-term  investments  are carried at market  value and  represent  fixed maturity  securities  with initial  maturities  of greater than 90 days but less than one year.

     DEFERRED POLICY ACQUISITION COSTS

     To the extent  recoverable  from future policy  revenues and gross profits, commissions and other policy-issue, underwriting and selling costs that are primarily  related  to the  acquisition  or  renewal  of  deferred  annuity
     business  have  been  deferred.   Deferred  policy  acquisition  costs  are
     amortized in proportion to the present value  (discounted  at the crediting rate) of expected  gross  profits from  investment,  mortality  and expense margins.  That amortization is adjusted  retrospectively  when estimates of current or future gross profits to be realized from a group of products are revised.  Deferred policy  acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on securities.

     The present value of future profits  (PVFP) related to reinsurance  assumed in 2000 (see NOTE 4) is included in deferred policy acquisition costs. PVFP reflects  the  estimated  fair  value  of  acquired  annuity  business  and represents the  acquisition  cost that was allocated to the value of future cash flows from insurance  contracts  existing at the date of  acquisition.
     Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts.

     PVFP is  amortized  over the lives of the  acquired  insurance  business in
     force  in  a  manner   consistent  with  amortization  of  deferred  policy
     acquisition costs. An analysis of the PVFP asset account is presented below for the year ended December 31, 2000 (IN THOUSANDS):

                  Balance, beginning of year.........   $   ---
                  Acquisition........................    80,225
                  Imputed interest...................     2,847
                  Amortization.......................    (3,075)
                                                         ------
                  Balance, end of year...............   $79,997
                                                         ======

     Based on current conditions and assumptions as to future events on acquired contracts in force,  the Company  expects that the net  amortization of the
     December 31, 2000 PVFP balance will be approximately 1% in 2001 and between
     5% and 7% in each of the years 2002 through 2005. The interest rate used to determine the amount of imputed  interest on the  unamortized  PVFP balance approximates 7%.

     PROPERTY AND EQUIPMENT

     Property and equipment,  including  home office real estate,  furniture and fixtures, and data-processing hardware and related systems, are recorded at cost,  less  accumulated  depreciation.  The provision for  depreciation of property and equipment is computed using the straight-line  method over the estimated  lives of the related  assets.  The Company  sold its home office building and furniture and equipment to the state of Kansas in 1999 under a sale-leaseback agreement, see NOTE 11.

     SEPARATE ACCOUNTS

     The separate  account assets and liabilities  reported in the  accompanying
     consolidated   balance   sheets   represent   funds  that  are   separately
     administered  for the benefit of  contractholders  who bear the  investment risk.  The  separate  account  assets and  liabilities  are carried at fair value.  Revenues  and  expenses  related  to  separate  account  assets and liabilities,  to the extent of benefits  paid or  provided to the  separate account  contractholders,  are  excluded  from the amounts  reported in the consolidated  statements of income.  Investment  income and gains or losses arising from separate accounts accrue directly to the contractholders  and, therefore,  are not  included in  investment  earnings in the  accompanying consolidated  statements  of  income.  Revenues  to the  Company  from  the separate  accounts  consist  principally of contract  maintenance  charges, administrative fees, and mortality and expense risk charges.

     POLICY RESERVES AND ANNUITY ACCOUNT VALUES

     Liabilities for future policy  benefits for  traditional  life products are computed  using a net  level-premium  method,  including  assumptions as to investment  yields,  mortality and withdrawals,  and other assumptions that approximate expected experience.

     Liabilities  for future  policy  benefits for interest  sensitive  life and deferred annuity  products  represent  accumulated  contract values without reduction for potential  surrender charges that are amortized over the life of the  policy.  Interest  on  accumulated  contract  values is credited to contracts as earned. Crediting rates ranged from 4.0% to 12.0% during 2000, from 3.4% to 12.0% during 1999 and from 3.4% to 8.0% during 1998.

     INCOME TAXES

     Deferred  income  tax  assets  and  liabilities  are  determined  based  on differences  between the financial reporting and income tax bases of assets and  liabilities  and are  measured  using the  enacted tax rates and laws.
     Deferred  income  tax  expenses  or  credits  reflected  in  the  Company's consolidated  statements of income are based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains and losses on  securities  available-for-sale  and the  change  in the  related valuation allowance).

     RECOGNITION OF REVENUES

     Traditional life insurance products include whole life insurance, term life insurance and certain  annuities.  Premiums for these traditional  products are  recognized  as revenues when due.  Revenues  from  deferred  annuities consist of policy charges for the cost of insurance,  policy administration charges and  surrender  charges  assessed  against  contractholder  account balances during the period.

     FAIR VALUES OF FINANCIAL INSTRUMENTS

     The  following  methods  and  assumptions  were  used  by  the  Company  in estimating its fair value disclosures for financial instruments:

        Cash and short-term  investments:  The carrying  amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

        Investment  securities:  Fair values for fixed  maturities  are based on quoted  market prices if available.  For fixed  maturities  not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting  expected future cash flows using a current market rate applicable to the yield,  credit quality and maturity of the investments.  The fair values for equity  securities are based on quoted market prices.

        Mortgage  loans and policy  loans:  Fair values for  mortgage  loans and policy loans are estimated using  discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar  characteristics are aggregated for purposes of the  calculations.  The carrying amounts reported in the consolidated balance sheets approximate their fair values.

        Investment-type  contracts:  Fair values for the  Company's  liabilities under  investment-type  insurance  contracts  are  estimated  using  the assumption  reinsurance  method,  whereby the amount of statutory profit the assuming  company  would  realize  from the business is  calculated.
        Those amounts are then discounted at a rate of return  commensurate with the rate presently offered by the Company on similar contracts.

        Long-term  debt:  Fair values for  long-term  debt are  estimated  using discounted  cash flow  analyses  based on  current  borrowing  rates for similar types of borrowing arrangements.

     PENDING ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

     The  Financial  Accounting  Standards  Board issued  Statement of Financial
     Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments
     and  Hedging  Activities,"  which  establishes   accounting  and  reporting
     standards  for  derivative   instruments,   including  certain  derivatives
     embedded  in other  contracts,  and for  hedging  activities.  SFAS No. 133 requires  that an entity  recognize  all  derivatives  as either  assets or
     liabilities   in  the   consolidated   balance  sheets  and  measure  those
     instruments at fair value.  The accounting for changes in the fair value of a  derivative  under  SFAS  No.  133  depends  on the  intended  use of the derivative  and its hedging  designation.  The Company is required to adopt
     SFAS No. 133 effective  January 1, 2001.  The adoption of SFAS No. 133 will not  have  a  material  impact  on the  Company's  results  of  operations, liquidity or financial position.

     RECLASSIFICATIONS

     Certain  amounts from prior years have been  reclassified to conform to the current year presentation.

 2.  INVESTMENTS

     Information as to the amortized cost,  gross  unrealized  gains and losses, and  fair  values,  determined  as set  forth  in NOTE 1, of the  Company's portfolio of fixed maturities and equity securities  available-for-sale and fixed  maturities  held-to-maturity  at  December  31,  2000 and 1999 is as follows:

                                                         DECEMBER 31, 2000
                                         -------------------------------------------------
                                                        GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED
                                            COST        GAINS        LOSSES     FAIR VALUE
                                         -------------------------------------------------
                                                          (IN THOUSANDS)
     AVAILABLE-FOR-SALE
     U.S. Treasury securities and
       obligations of U.S. government
       corporations and agencies......   $  146,438    $   566     $    610     $  146,394
     Obligations of states and
       political subdivisions.........       21,560        366            1         21,925
     Corporate securities.............    1,134,633      5,758       60,112      1,080,279
     Mortgage-backed securities.......      837,519     10,375        6,639        841,255
     Asset-backed securities..........      199,283      1,276        1,239        199,320
                                         -------------------------------------------------
     Totals...........................   $2,339,433    $18,341     $ 68,601     $2,289,173
                                         =================================================

     Equity securities................   $  238,051    $20,386     $ 16,798     $  241,639
                                         =================================================

     HELD-TO-MATURITY
     Obligations of states and
       political subdivisions.........   $   39,547    $   511     $    150     $   39,908
     Corporate securities.............       77,179      2,248          971         78,456
     Mortgage-backed securities.......       18,438        730          ---         19,168
     Asset-backed securities..........        3,391          1            5          3,387
                                         -------------------------------------------------
     Totals...........................   $  138,555    $ 3,490     $  1,126     $  140,919
                                         =================================================

                                                         DECEMBER 31, 1999
                                         -------------------------------------------------
                                                        GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED
                                            COST        GAINS        LOSSES     FAIR VALUE
                                         -------------------------------------------------
                                                          (IN THOUSANDS)

     AVAILABLE-FOR-SALE
     U.S. Treasury securities and
       obligations of U.S. government
       corporations and agencies......   $  217,050    $    95     $  7,403     $  209,742
     Obligations of states and
       political subdivisions.........       24,094        203          567         23,730
     Corporate securities.............    1,152,870      2,503       66,602      1,088,771
     Mortgage-backed securities.......      806,045        659       32,402        774,302
     Asset-backed securities..........      200,258         22        3,926        196,354
                                         -------------------------------------------------
     Totals...........................   $2,400,317    $ 3,482     $110,900     $2,292,899
                                         =================================================

     Equity securities................   $  265,270    $42,998     $  5,655     $  302,613
                                         =================================================

     HELD-TO-MATURITY
     Obligations of states and
       political subdivisions.........   $   43,747    $   ---     $  1,202     $   42,545
     Corporate securities.............       79,541      1,053        2,225         78,369
     Mortgage-backed securities.......       28,815        507           13         29,309
     Asset-backed securities..........        5,669        ---           30          5,639
                                         -------------------------------------------------
     Totals...........................   $  157,772    $ 1,560     $  3,470     $  155,862
                                         =================================================

     The following  amounts were included in other  comprehensive  income (loss)
     for the years ended December 31, 2000, 1999 and 1998:

                                                           2000         1999        1998
                                                         ---------------------------------
                                                                  (IN THOUSANDS)
     Unrealized holding gains (losses)
       arising during the year........................   $ 25,555    $(119,081)   $12,700
     Less realized gains included in net income.......      2,152       10,232      5,414
                                                         ---------------------------------
     Other comprehensive income (loss),
       before deferred taxes and the unlocking
       of deferred policy acquisition costs...........     23,403     (129,313)     7,286
     Deferred income taxes, net of valuation allowance      3,700       23,069     (3,553)
     Unlocking of deferred policy acquisition costs...    (20,913)      44,923        918
                                                         ---------------------------------
     Other comprehensive income (loss), net...........   $  6,190    $ (61,321)   $ 4,651
                                                         =================================

     The change in net unrealized holding gains (losses) on trading  securities, which are included in realized  gains,  was  $(3,133,000),  $2,172,000  and
     $1,153,000 for 2000, 1999 and 1998, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2000, by contractual  maturity,  are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                              AVAILABLE-FOR-SALE        HELD-TO-MATURITY
                                            ----------------------------------------------
                                             AMORTIZED      FAIR      AMORTIZED     FAIR
                                               COST         VALUE       COST        VALUE
                                            ----------------------------------------------
                                                            (IN THOUSANDS)
     Due in one year or less.............   $   22,825   $   22,284   $    ---    $    ---
     Due after one year
       through five years................      218,885      215,354     15,670      16,222
     Due after five years
       through 10 years..................      442,724      414,535     27,671      28,203
     Due after 10 years..................      618,197      596,425     73,385      73,939
     Mortgage-backed securities..........      837,519      841,255     18,438      19,168
     Asset-backed securities.............      199,283      199,320      3,391       3,387
                                            ----------------------------------------------
                                            $2,339,433   $2,289,173   $138,555    $140,919
                                            ==============================================

     The composition of the Company's  portfolio of fixed  maturities by quality rating at December 31, 2000 is as follows:

          QUALITY RATING                     CARRYING AMOUNT       %
          ------------------------------------------------------------
                                             (IN THOUSANDS)
          AAA.............................     $1,085,000        44.7%
          AA..............................        296,128        12.2
          A...............................        484,208        20.0
          BBB.............................        355,198        14.6
          Noninvestment grade.............        207,194         8.5
                                             -------------------------
                                               $2,427,728       100.0%
                                             =========================

     Major categories of net investment  income for the years ended December 31,
     2000, 1999 and 1998 are summarized as follows:

                                                              2000       1999       1998
                                                            ------------------------------
                                                                    (IN THOUSANDS)
     Interest on fixed maturities........................   $180,222   $175,938   $154,529
     Dividends and distributions on equity securities....     19,086     12,434     11,684
     Interest on mortgage loans..........................      1,568      4,502      5,388
     Interest on policy loans............................      6,123      5,510      5,381
     Interest on short-term investments..................      4,470      2,686      2,377
     Other...............................................      2,076        597        865
                                                            ------------------------------
     Total investment income.............................    213,545    201,667    180,224

     Less investment expenses............................      4,912      4,207      5,437
                                                            ------------------------------
     Net investment income...............................   $208,633   $197,460   $174,787
                                                            ==============================

     Proceeds   from   sales  of  fixed   maturities   and   equity   securities
     available-for-sale  and  related  realized  gains  and  losses,   including
     valuation adjustments, for the years ended December 31, 2000, 1999 and 1998 are as follows:

                                                              2000       1999       1998
                                                            ------------------------------
                                                                    (IN THOUSANDS)
     Proceeds from sales.................................   $116,732   $180,289   $196,849
     Gross realized gains................................     13,189      9,857      9,801
     Gross realized losses...............................      7,883      5,674      4,939

     Net realized  gains,  net of  associated  amortization  of deferred  policy acquisition  costs,  for the years ended December 31, 2000,  1999, and 1998 consist of the following:

                                                              2000       1999      1998
                                                            -----------------------------
                                                                   (IN THOUSANDS)
     Fixed maturities....................................   $(5,223)   $  (751)   $2,976
     Equity securities...................................     8,735      7,062     3,039
     Gain on sale of home office building and
       furniture and equipment...........................       ---      4,173       ---
     Other...............................................       ---        (56)     (105)
                                                            -----------------------------
                                                              3,512     10,428     5,910
     Amortization of deferred policy acquisition costs...    (1,360)      (196)     (496)
                                                            -----------------------------
     Net realized gains..................................   $ 2,152    $10,232    $5,414
                                                            =============================

     There were no  outstanding  agreements  to sell  securities at December 31,
     2000 or 1999.

     The  notional   amount  of  certain   interest  rate  exchange   agreements
     outstanding at December 31, 2000 was  $151,000,000.  These  agreements have maturities ranging from July 2002 to June 2010. Under these agreements, the
     Company  receives  variable  interest rates based on the three-month  LIBOR rate and pays  fixed  interest  rates  ranging  from 5.54% to 7.5% based on
     $117,000,000.  The Company receives fixed interest rates ranging from 5.77%
     to 5.84% and pays variable interest rates based on the three-month LIBOR on the remaining $34,000,000 notional amount. Additionally, the Company has an interest rate exchange  agreement  with a notional  amount of $6,270,000 in which it pays variable  interest rates based on the three-month  LIBOR rate paid in British  pounds and receives  variable  interest rates based on the three-month LIBOR rate in U.S. dollars.

     At December  31,  2000,  the Company had  approximately  $636.8  million in securities  held as collateral in relation to its structured  institutional products and line of credit.

 3.  EMPLOYEE BENEFIT PLANS

     Substantially   all  Company   employees   are  covered  by  a   qualified,
     noncontributory  defined  benefit pension plan sponsored by the Company and certain of its  affiliates.  Benefits  are based on years of service and an employee's  highest average  compensation over a period of five consecutive years during the last 10 years of service. The Company's policy has been to contribute  funds to the plan in amounts  required to  maintain  sufficient plan assets to provide  for accrued  benefits.  In  applying  this  general policy, the Company considers,  among other factors, the recommendations of its independent  consulting actuaries,  the requirements of federal pension law and the limitations on deductibility imposed by federal income tax law.
     Plan assets are invested in public  mutual  funds with  varying  investment objectives which are managed by an affiliated entity.

     In addition to the Company's  defined  benefit  pension  plan,  the Company provides certain medical and life insurance benefits to full-time employees who have retired  after the age of 55 with five years of service.  The plan is contributory, with retiree contributions adjusted annually, and contains
     other   cost-sharing   features  such  as  deductibles   and   coinsurance.
     Contributions  vary based on the  employee's  years of service earned after age 40. The  Company's  portion of the costs is frozen  after 2002 with all future cost increases passed on to the retirees. Retirees in the plan prior to July 1, 1993 are covered 100% by the Company.

     The  following  table  sets  forth the plans'  funded  status  and  amounts recognized in the consolidated  financial statements at December 31 and for the years then ended:

                                                 PENSION BENEFITS        OTHER BENEFITS
                                               -------------------------------------------
                                                 2000        1999        2000       1999
                                               -------------------------------------------
                                                             (IN THOUSANDS)
     Benefit obligation at year end.........   $(14,444)   $(12,836)   $(5,504)   $(4,930)
     Fair value of plan assets at year end..     13,803      13,990        ---        ---
                                               -------------------------------------------
     Funded status of the plan..............   $   (641)   $  1,154    $(5,504)   $(4,930)
                                               ===========================================
     Accrued benefit cost recognized in
       the consolidated balance sheets......   $ (1,225)   $   (286)   $(5,893)   $(5,634)
                                               ===========================================

                                              PENSION BENEFITS           OTHER BENEFITS
                                           -----------------------------------------------
                                            2000     1999    1998     2000    1999    1998
                                           -----------------------------------------------
                                                           (IN THOUSANDS)
     Net periodic benefit cost..........   $1,040    $999   $  719    $609    $538    $474
     Benefits paid......................      439     389    2,475     396     284     235
     Contributions......................      100     966      870      58      43      34

     WEIGHTED-AVERAGE ASSUMPTIONS
     Discount rate......................    7.75%   7.50%    6.75%   7.75%   7.50%   6.75%
     Expected return on plan assets.....    9.00%   9.00%    9.00%    ---     ---     ---
     Rate of compensation increase......    4.50%   4.50%    4.50%    ---     ---     ---

     The annual  assumed  rate of  increase  in the per  capita  cost of covered benefits  is 6% for 2000 and 7% for 1999 and is assumed to  decrease  to 5%
     for 2001 and remain at that level thereafter.

     The  health  care cost  trend  rate has a  significant  effect on the other benefits amount reported.  For example,  increasing the assumed health care cost trend rates by one percentage point each year would increase the other benefits accumulated  postretirement  benefit obligation as of December 31,
     2000 by  $245,000  and the  aggregate  of the  service  and  interest  cost components of net periodic postretirement benefit cost for 2000 by $67,000.

     The Company has a profit-sharing  and savings plan for which  substantially all employees are eligible. Company contributions to the profit-sharing and
     savings  plan  charged  to  operations  were  $2,267,000,   $2,565,000  and
     $2,171,000 for 2000, 1999 and 1998, respectively.

     The Company  has a number of annual  discretionary  incentive  compensation plans for certain  employees.  Allocations to participants  each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts.  Certain  participants  have the option to receive their balances immediately or to defer such amounts. The Company also has a
     long-term   incentive   plan  for   executives  in  which   allocations  to
     participants  are based on the performance of the Company over a three-year period.  The participants vest in the allocated amounts over the subsequent three-year  period,  50% in the first  year and 25% in the second and third years.  Participants  have the  option to  receive  their  vested  balances immediately or to defer such amounts.  Amounts  deferred by participants of the  Company's  incentive  compensation  plans  are  invested  in shares of
     affiliated  mutual  funds.   Incentive  compensation  expense  amounted  to
     $7,695,000,   $10,655,000   and  $8,692,000   for  2000,   1999  and  1998,
     respectively.

 4.  REINSURANCE

     Principal  reinsurance  transactions for the years ended December 31, 2000,
     1999 and 1998 are summarized as follows:

                                                  2000        1999        1998
                                                 -------------------------------
                                                         (IN THOUSANDS)
     Reinsurance ceded:
       Premiums paid..........................   $42,785     $47,074     $46,391
                                                 ===============================
       Commissions received...................   $ 4,395     $ 4,570     $ 5,647
                                                 ===============================
       Claim recoveries.......................   $20,182     $25,008     $20,166
                                                 ===============================

     In the accompanying consolidated financial statements,  premiums, benefits, settlement  expenses and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance  ceded.  The Company  remains  liable to  policyholders  if the reinsurers  are  unable to meet  their  contractual  obligations  under the applicable reinsurance agreements.  To minimize its exposure to significant losses from reinsurance  insolvencies,  the Company evaluates the financial condition  of its  reinsurers  and monitors  concentrations  of credit risk
     arising   from  similar   geographic   regions,   activities   or  economic
     characteristics  of reinsurers.  At December 31, 2000 and 1999, the Company
     had  established   receivables  totaling   $423,421,000  and  $413,146,000,
     respectively, for reserve credits, reinsurance claims and other receivables
     from  its   reinsurers.   Substantially   all  of  these   receivables  are
     collateralized by assets of the reinsurers held in trust. Life insurance in force  ceded at  December  31,  2000 and  1999  was $6.0  billion  and $6.8 billion, respectively.

     In 2000,  the  Company  acquired,  through a 100%  coinsurance  of  general account  liabilities  and a 100% modified  coinsurance of separate  account liabilities, a block of approximately 57,000 deferred annuity contracts. At acquisition,  general and separate  account  balances of $64.6  million and
     $796.1 million,  respectively ($61.8 million and $748.8 million at December
     31, 2000,  respectively) were acquired.  In addition,  the Company received
     $15.3 million in policy loans.  Under the modified  coinsurance  agreement, the separate  account assets and  liabilities are retained by the reinsured with the related revenues and expenses ceded to and reported by the Company in the  consolidated  statements of income.  The Company paid a reinsurance commission of $71.9 million which, in addition to other related items,  was deferred and  recorded in deferred  policy  acquisition  costs and is being amortized over the estimated life of the business  assumed,  in relation to estimated gross profits.  Product  charges from this business  totaled $8.3 million in 2000.

 5.  INCOME TAXES

     The Company files a  consolidated  life/nonlife  federal  income tax return with SBMHC.  The provision for income taxes includes current federal income tax  expense or benefit and  deferred  income tax expense or benefit due to temporary  differences between the financial reporting and income tax bases
     of  assets  and  liabilities.   Such  differences   relate  principally  to
     liabilities  for future policy benefits and  accumulated  contract  values, deferred  compensation,  deferred policy acquisition costs,  postretirement benefits, deferred selling commissions and depreciation expense.

     Income tax expense (benefit)  consists of the following for the years ended
     December 31, 2000, 1999 and 1998:

                                                 2000         1999        1998
                                               ---------------------------------
                                                        (IN THOUSANDS)
     Current................................   $21,843      $28,209      $21,931
     Deferred...............................    (3,540)      (4,221)         430
                                               ---------------------------------
                                               $18,303      $23,988      $22,361
                                               =================================

     The  provision  for income taxes  differs  from the amount  computed at the statutory  federal  income  tax rate due  primarily  to  dividends-received deductions and tax credits.

     Net deferred income tax assets or liabilities consist of the following:

                                                                      DECEMBER 31
                                                                    2000       1999
                                                                  -------------------
                                                                    (IN THOUSANDS)
     Deferred income tax assets:
       Net unrealized loss on securities available-for-sale....   $16,989    $24,181
       Future policy benefits..................................     4,249      6,217
       Employee benefits.......................................    14,348     12,916
       Deferred gain on life coinsurance agreement.............     3,180      3,887
       Other...................................................    17,775     10,879
                                                                  -------------------
     Total deferred income tax assets..........................    56,541     58,080
     Valuation allowance for deferred income tax asset.........    (2,000)    (7,500)
                                                                  -------------------
     Net deferred income tax assets............................    54,541     50,580
     Deferred income tax liabilities:
       Deferred policy acquisition costs.......................    68,896     73,678
       Deferred gain on investments............................     7,078      7,366
       Other...................................................     7,155      5,364
                                                                  -------------------
     Total deferred income tax liabilities.....................    83,129     86,408
                                                                  -------------------
     Net deferred income tax liability.........................   $28,588    $35,828
                                                                  ===================

     SFAS  No.  109,  "Accounting  for  Income  Taxes,"  requires  companies  to determine  whether a deferred  income tax asset will be  realized in future years. The Company has evaluated the  recoverability of its deferred income tax assets and  established a valuation  allowance  related to a portion of its net unrealized loss on securities available-for-sale.

 6.  CONDENSED FAIR VALUE INFORMATION

     SFAS No.  107,  "Disclosures  about Fair Value of  Financial  Instruments,"
     requires disclosures of fair value information about financial instruments, whether  recognized or not  recognized in a company's  balance  sheet,  for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following  fair value  disclosures  for financial instruments are set forth in NOTE 1.

     SFAS No. 107 excludes certain insurance  liabilities and other nonfinancial instruments  from its disclosure  requirements.  However,  the  liabilities under all insurance contracts are taken into consideration in the Company's overall  management  of  interest  rate risk  that  minimizes  exposure  to changing interest rates through the matching of investment  maturities with amounts due under  insurance  contracts.  The fair value amounts  presented herein do not include an amount for the value  associated  with customer or agent  relationships,  the expected  interest margin (interest  earnings in excess of interest  credited) to be earned in the future on investment-type products or other intangible items.  Accordingly,  the aggregate fair value amounts presented herein do not necessarily  represent the underlying value of the Company;  likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                            DECEMBER 31, 2000         DECEMBER 31, 1999
                                         -------------------------------------------------
                                          CARRYING                  CARRYING
                                           AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                         -------------------------------------------------
                                                          (IN THOUSANDS)
     Fixed maturities (NOTE 2)........   $2,477,988   $2,430,092   $2,558,089   $2,448,761
     Equity securities (NOTE 2).......      258,727      260,751      278,626      317,538
     Mortgage loans...................       12,128       12,128       23,468       23,468
     Policy loans.....................      109,211      109,408       91,800       92,089
     Separate account assets..........    4,589,156    4,589,156    5,051,367    5,051,367
     Supplementary contracts
        without life contingencies....       24,487       27,903       25,694       26,008
     Individual and group annuities...    2,402,383    2,238,401    2,509,309    2,305,743
     Long-term debt...................      105,000      105,399       55,000       53,600
     Separate account liabilities.....    4,589,156    4,589,156    5,051,367    5,051,367

 7.  COMMITMENTS AND CONTINGENCIES

     The  Company  leases  various   equipment  under  several  operating  lease
     agreements.  Total expense for all operating leases amounted to $2,686,000,
     $1,396,000 and $1,155,000  during 2000,  1999 and 1998,  respectively.  The
     Company has  aggregate  future  lease  commitments  at December 31, 2000 of
     $7,391,000 for  noncancelable  operating leases consisting of $2,736,000 in
     2001,  $1,697,000 in 2002,  $1,001,000 in 2003 and $1,957,000  between 2004 and 2006. There are no noncancelable lease commitments beyond 2006.

     In addition,  in 2001, under the terms of one of the operating leases,  the
     Company has the option to renew the lease for another five years,  purchase the asset for approximately  $4.7 million or return the asset to the lessor and pay a termination charge of approximately $3.7 million.

     In connection  with its investments in certain  limited  partnerships,  the
     Company is committed to invest  additional  capital of $11,400,000 over the next few years as required by the general partner.

     Guaranty  fund  assessments  are  levied on the  Company by life and health guaranty  associations  in most  states  to cover  policyholder  losses  of insolvent or  rehabilitated  insurers.  At December 31, 2000 and 1999,  the
     Company has reserved  $1,949,000  and  $2,182,000,  respectively,  to cover current  and  estimated  future  assessments,  net of related  premium  tax credits.

 8.  LONG-TERM DEBT AND OTHER BORROWINGS

     The Company has a $169.8 million  line-of-credit  facility from the Federal
     Home Loan Bank of Topeka  (FHLB).  Any  borrowings in connection  with this line of credit bear interest at 0.15% over the Federal Funds rate (6.25% at
     December 31, 2000).

     The Company has a $5 million advance from the FHLB due February 28, 2001 at an  interest  rate of 6.04%  and a $50  million  advance  from the FHLB due
     September 21, 2001 at a variable rate of interest. The rate is based on the three-month LIBOR minus 0.45% (6.475% at December 31, 2000).

     The  Company  has $50 million of 8.75%  surplus  notes  maturing on May 15,
     2016.  The  surplus  notes  were  issued  pursuant  to Rule 144A  under the
     Securities  Act of 1933.  The surplus notes have  repayment  conditions and restrictions  whereby  each payment of interest or principal on the surplus notes  may be made only with the prior  approval  of the  Kansas  Insurance
     Commissioner  and only out of  surplus  funds  that  the  Kansas  Insurance
     Commissioner  determines  to be available for such payment under the Kansas
     Insurance Code.

 9.  RELATED-PARTY TRANSACTIONS

     The Company  owns  shares of mutual  funds  managed by Security  Management
     Company,  LLC with net asset values totaling  $198,721,000 and $212,028,000 at December 31, 2000 and 1999, respectively.  These amounts are included in equity securities on the consolidated balance sheets.

10.  STATUTORY INFORMATION

     The Company and its insurance subsidiary prepare statutory-basis  financial statements in accordance with accounting  practices prescribed or permitted by the Kansas and New York Insurance Departments,  respectively. Currently,
     "prescribed"  statutory  accounting  practices are interspersed  throughout state insurance laws and regulations, the National Association of Insurance
     Commissioner's  (NAIC's)  ACCOUNTING  PRACTICES AND PROCEDURES MANUAL and a
     variety  of  other  NAIC  publications.  "Permitted"  statutory  accounting practices encompass all accounting practices that are not prescribed;  such practices  may differ  from  state to state,  may  differ  from  company to company within a state, and may change in the future.

     The NAIC  revised  the  ACCOUNTING  PRACTICES  AND  PROCEDURES  MANUAL in a
     process referred to as  Codification.  The revised manual will be effective
     January 1, 2001.  Kansas has adopted the  provisions of the revised  manual while New York has adopted  the  majority  of the  provisions.  The revised manual  has  changed,  to  some  extent,  prescribed  statutory  accounting practices and will result in changes to the  accounting  practices that the
     Company  uses to prepare  its  statutory-basis  financial  statements.  The cumulative effect of changes in accounting principles adopted to conform to the revised ACCOUNTING  PRACTICES AND PROCEDURES MANUAL will be reported as an  adjustment  to capital  and  surplus as of January 1, 2001.  Management believes  the  impact of these  changes  will not  result in a  significant reduction in the Company's and its insurance  subsidiary's  statutory-basis capital and surplus as of adoption.

     Statutory capital and surplus of the insurance  operations are $440,903,000 and $470,187,000 at December 31, 2000 and 1999, respectively. Statutory net income (loss) of the insurance  operations are  $(10,754,000),  $55,139,000 and  $50,371,000  for the years ended  December  31,  2000,  1999 and 1998, respectively.  The net  loss  incurred  in  2000  was  attributable  to the statutory accounting  treatment of the reinsurance  commission discussed in
     NOTE 4.

11.  SALE-LEASEBACK OF HOME OFFICE BUILDING AND FURNITURE AND EQUIPMENT

     In 1999,  the  Company  sold its home office  building  and  furniture  and equipment to the state of Kansas for $20,750,000. Concurrent with the sale, the Company  leased the building and the furniture and equipment back for a period  of not  less  than 24  months  and not  more  than 30  months.  The transaction  resulted in a gain of $7,322,000.  In accordance with SFAS No.
     13,  "Accounting  for Leases," and SFAS No. 28,  "Accounting for Sales with
     Leasebacks," the Company  recognized a gain of $1,847,000 and $4,173,000 in
     2000 and  1999,  respectively.  The  remaining  gain will be  deferred  and recorded in earnings over the lease term. The future minimum lease payments under the terms of the related  operating lease agreement total  $1,349,000 for 2001.

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a)   Financial Statements

                The consolidated  financial  statements of Security Benefit Life
                Insurance  Company and  Subsidiaries  at  December  31, 2000 and
                1999,  and for  each of the  three  years  in the  period  ended
                December  31, 2000 are  incorporated  herein by reference to the financial  statements  filed with SBL Variable  Annuity  Account
                XIV's Pre-Effective  Amendment No. 1 under the Securities Act of
                1933 and  Amendment  No. 4 under the  Investment  Company Act of
                1940 to Registration  Statement No.  333-52114  (filed March 20,
                2001).

                Financial  statements  for the T. Rowe  Price  Variable  Annuity
                Account are included in Part B of this Registration statement.

           (b)  Exhibits

                (1)  Certified  Resolution of the Board of Directors of Security
                     Benefit  Life   Insurance   Company   ("SBL")   authorizing
                     establishment of the Separate Account(a)
                (2)  Not Applicable
                (3)  Amended and Restated Distribution Agreement
                (4)  (a) Individual DVA Contract (Form V6021 4-94)
                     (b)  Individual IVA Contract (Form V6027 9-98)
                     (c)  TSA Loan Endorsement (Form V6846 R1-97)(b)
                     (d)  SIMPLE IRA Endorsement (Form 4453C-5S 2-97)(b)
                     (e)  IRA Endorsement (Form V6842A 1-97)(b)
                     (f)  TSA Endorsement (Form V6832A R9-96)(b)
                     (g)  Roth IRA Endorsement (Form V6851 10-97)(c)
                     (h)  457 Endorsement (Form V6054 1-98)(d)
                     (i)  403(a) Endorsement (Form V6057 10-98)(f)
                (5)  (a)  DVA Application (Form V6844 R1-98)
                     (b) IVA Application (Form V7588 8-98)
                (6)  (a)  Composite of Articles of Incorporation of SBL(e)
                     (b)  Bylaws of SBL(e)
                (7)  Not Applicable
                (8)  (a)  Participation Agreement
                     (b) Amended and Restated Master Agreement
                (9)  Opinion of Counsel
                (10) Consent of Independent Auditors
                (11) Not Applicable
                (12) Not Applicable
                (13) Schedule of Computation of Performance
                (14) Powers of Attorney of Sister Loretto Marie Colwell, John C.
                     Dicus,  Steven  J.  Douglass,  Howard  R.  Fricke,  Kris A.
                     Robbins,  William W. Hanna,  John E. Hayes,  Jr.,  Frank C.
                     Sabatini, and Robert C. Wheeler, and Pat A. Loconto(g)

(a)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 8 under the Securities Act of
       1933 and  Amendment  No. 9 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 33-83238 (filed February 18, 1999).

(b)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 6 under the Securities Act of
       1933 and  Amendment  No. 7 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 33-83238 (filed April 30, 1997).

(c)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 18 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 30, 1998).

(d)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 7 under the Securities Act of
       1933 and  Amendment  No. 8 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 33-83238 (filed April 30, 1998).

(e)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 19 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed August 17, 1998).

(f)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 21 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 29, 1999).

(g)    Incorporated  herein by reference to the Exhibits filed with SBL Variable
       Annuity Account XIV's Pre-Effective  Amendment No. 1 under the Securities
       Act of 1933 and Amendment No. 1 under the Investment  Company Act of 1940 to the Registration Statement No. 333-41180 (filed October 13, 2000).

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

           NAME AND PRINCIPAL
            BUSINESS ADDRESS               POSITIONS AND OFFICES WITH DEPOSITOR
           ----------------                ------------------------------------

           Howard R. Fricke*               Chairman of the Board and Director

           Kris A. Robbins*                President, Chief Executive Officer and
                                           Director

           Sister Loretto Marie Colwell    Director
           1700 SW 7th Street
           Topeka, Kansas 66044

           John C. Dicus                   Director
           700 Kansas Avenue
           Topeka, Kansas 66603

           Steven J. Douglass              Director
           3231 E. 6th Street
           Topeka, Kansas 66607

           William W. Hanna                Director
           P.O. Box 2256
           Wichita, KS 67201

           John E. Hayes, Jr.              Director
           200 Gulf Blvd.
           Bellair Shore, FL 33786

           Frank C. Sabatini               Director
           120 SW 6th Street
           Topeka, Kansas 66603

           Robert C. Wheeler               Director
           P.O. Box 148
           Topeka, Kansas 66601

           Pat A. Loconto                  Director
           c/o Mary Abdo
           Deloitte Consulting
           Suite 1700
           400 West 15th Street
           Austin, TX 78701

           Donald J. Schepker*             Senior Vice President, Chief Financial
                                           Officer and Treasurer

           Roger K. Viola*                 Senior Vice President, General Counsel
                                           and Secretary

           Malcolm E. Robinson*            Senior Vice President and Assistant to
                                           the President

           John D. Cleland*                Senior Vice President

           Terry A. Milberger*             Senior Vice President

           Venette K. Davis*               Senior Vice President

           J. Craig Anderson*              Senior Vice President

           Gregory Garvin*                 Senior Vice President

           Kalman Bakk, Jr.*               Senior Vice President

           Amy J. Lee*                     Associate General Counsel, Vice
                                           President and Assistant Secretary

           James R. Schmank*               Senior Vice President

           Thomas A. Swank*                Senior Vice President and Chief
                                           Investment Officer

           *Located at 700 SW Harrison Street, Topeka, Kansas 66636.

ITEM 26.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
           REGISTRANT

           The Depositor,  Security Benefit Life Insurance  Company ("SBL"),  is
           controlled by Security Benefit Corp. through the ownership of 700,000 of SBL's 700,010 issued and outstanding  shares of common stock.  One share each of SBL's issued and  outstanding  common stock is owned by each director of SBL, in accordance  with the  requirements of Kansas law.  Security  Benefit Corp.  is  wholly-owned  by Security  Benefit
           Mutual Holding Company ("SBMHC"),  which in turn is controlled by SBL policyholders.  As of December 31, 2000 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

           The  following  chart  indicates  the persons  controlled by or under common control with T. Rowe Price Variable Annuity Account or SBL:

                                                                             PERCENT OF
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

           Security Benefit Mutual Holding Company        Kansas               ---
           (Holding Company)

           Security Benefit Corp. (Holding Company)       Kansas               100%

           Security Benefit Life Insurance Company        Kansas               100%
           (Stock Life Insurance Company)

           Security Benefit Group, Inc.                   Kansas               100%
           (Holding Company)

           Security Management Company, LLC               Kansas               100%
           (Investment Adviser)

           Security Distributors, Inc.                    Kansas               100%
           (Broker/Dealer, Principal
           Underwriter of Mutual Funds)

           Security Benefit Academy, Inc.                 Kansas               100%
           (Daycare Company)

           Security Financial Resources, Inc.             Kansas               100%
           (Financial Services)

           Security Financial Resources Collective        Delaware             100%
           Investments, LLC (Private Fund)

           First Advantage Insurance Agency, Inc.         Kansas               100%
           (Insurance Agency)

           First Security Benefit Life Insurance          New York             100%
           and Annuity Company of New York
           (Stock Life Insurance Company)

           SBL is also the depositor of the  following  separate  accounts:  SBL
           Variable  Annuity  Accounts I, III,  IV, VIII,  XI and XIV,  Variflex
           Separate  Account,  SBL Variable  Life  Insurance  Account  Varilife,
           Security  Varilife  Separate  Account and Parkstone  Variable Annuity
           Separate Account.

           Through the above-referenced  separate accounts,  SBL might be deemed to control the open-end management investment companies listed below.
           As of December 31, 2000, the  approximate  percentage of ownership by the separate accounts for each company is as follows:

                      Security Ultra Fund .........   50.0%
                      SBL Fund ....................    100%

ITEM 27.   NUMBER OF CONTRACT OWNERS

           As of February 1, 2001, there were 3,991 owners of the Contract.

ITEM 28.   INDEMNIFICATION

           The bylaws of Security  Benefit Life Insurance  Company  provide that the Company shall, to the extent  authorized by the laws of the State of Kansas,  indemnify officers and directors for certain  liabilities threatened or incurred in connection  with such person's  capacity as director or officer.

           The Articles of Incorporation include the following provision:

                    (a) No  director of the  Corporation  shall be liable to the
               Corporation or its  stockholders  for monetary damages for breach of his or her fiduciary duty as a director, PROVIDED that nothing contained in this Article shall  eliminate or limit the liability of a  director  (a)  for any  breach  of the  director's  duty of loyalty to the Corporation or its  stockholders,  (b) for acts or
               omissions  not  in  good  faith  or  which  involve   intentional
               misconduct  or  a  knowing   violation  of  law,  (c)  under  the
               provisions of K.S.A.  17-6424 and amendments  thereto, or (d) for any  transaction  from which the  director  derived  an  improper personal benefit. If the General Corporation Code of the State of
               Kansas  is  amended  after  the  filing  of  these   Articles  of
               Incorporation to authorize  corporate action further  eliminating or  limiting  the  personal  liability  of  directors,  then  the liability of a director of the Corporation shall be eliminated or
               limited  to  the  fullest   extent   permitted   by  the  General
               Corporation Code of the State of Kansas, as so amended.

                    (b) Any repeal or modification of the foregoing paragraph by the  stockholders of the Corporation  shall not adversely  affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

           Insofar  as  indemnification   for  a  liability  arising  under  the
           Securities  Act of 1933 may be permitted to  directors,  officers and controlling  persons  of the  Registrant  pursuant  to the  foregoing provisions,  or otherwise, the Depositor has been advised that in the
           opinion   of   the   Securities   and   Exchange    Commission   such
           indemnification  is against public policy as expressed in the Act and
           is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
           indemnification  against such liabilities  (other than the payment of expenses  incurred  or paid by a  director,  officer  or  controlling person of the  Registrant  in the  successful  defense of any action, suit  or  proceeding)  is  asserted  by  such  director,  officer  or
           controlling   person  in  connection   with  the   securities   being
           registered,  the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling  precedent,  submit to a court of  appropriate  jurisdiction  the  question  of  whether  such indemnification  by it is against  public  policy as expressed in the
           Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

           (a)  The principal  underwriter  for the  Registrant is T. Rowe Price
                Investment Services,  Inc. ("Investment  Services").  Investment
                Services acts as the principal underwriter for the T. Rowe Price family of  mutual  funds,  including  the  following  investment companies:  T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price
                New Horizons  Fund,  Inc., T. Rowe  Price New Era Fund, Inc., T.
                Rowe Price New Income Fund,  Inc.,  T. Rowe Price Prime  Reserve
                Fund,  Inc., T. Rowe Price Tax-Free  Income Fund,  Inc., T. Rowe
                Price Tax-Exempt  Money Fund, Inc., T. Rowe Price  International
                Funds,  Inc., T. Rowe Price Growth & Income Fund,  Inc., T. Rowe
                Price  Tax-Free  Short-Intermediate  Fund,  Inc.,  T. Rowe Price
                Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc.,
                T. Rowe Price Tax-Free High Yield Fund,  Inc., T. Rowe Price New
                America  Growth Fund,  T. Rowe Price Equity Income Fund, T. Rowe
                Price GNMA Fund,  T. Rowe Price  Capital  Appreciation  Fund, T.
                Rowe Price California Tax-Free Income Trust, T. Rowe Price State
                Tax-Free Income Trust, T. Rowe Price Science & Technology  Fund,
                Inc., T. Rowe Price  Small-Cap Value Fund,  Inc.,  Institutional
                International  Funds,  Inc., T. Rowe Price U.S.  Treasury Funds,
                Inc., T. Rowe Price Index Trust,  Inc.,  T. Rowe Price  Spectrum
                Fund,  Inc., T. Rowe Price  Balanced  Fund,  Inc., T. Rowe Price
                Short-Term  U.S.  Government  Fund,  Inc., T. Rowe Price Mid-Cap
                Growth Fund,  Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T.
                Rowe Price Tax-Free  Intermediate Bond Fund, Inc., T. Rowe Price
                Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund,
                Inc.,  T. Rowe Price Summit  Funds,  Inc.,  T. Rowe Price Summit
                Municipal  Funds,  Inc., T. Rowe Price Equity  Series,  Inc., T.
                Rowe Price  International  Series,  Inc.,  T. Rowe  Price  Fixed
                Income  Series,  Inc., T. Rowe Price  Personal  Strategy  Funds,
                Inc.,  T. Rowe Price Value  Fund,  Inc.,  T. Rowe Price  Capital
                Opportunity  Fund,  Inc., T. Rowe Price  Corporate  Income Fund,
                Inc., T. Rowe Price Health  Sciences  Fund,  Inc., T. Rowe Price
                Mid-Cap Value Fund, Inc.,  Institutional  Equity Funds, Inc., T.
                Rowe  Price  Financial   Services  Fund,  Inc.,  T.  Rowe  Price
                Diversified   Small-Cap   Growth  Fund,   Inc.,  T.  Rowe  Price
                Tax-Efficient  Funds,  Inc.,  Reserve Investment Funds, Inc., T.
                Rowe Price Media & Telecommunications  Fund, Inc., T. Rowe Price
                Real Estate Fund,  Inc., T. Rowe Price  Developing  Technologies
                Fund, Inc., and T. Rowe Price Global Technology Fund, Inc.

           Investment  Services is a wholly  owned  subsidiary  of T. Rowe Price
           Associates,   Inc.,  is  registered  as  a  broker-dealer  under  the
           Securities  Exchange  Act of 1934  and is a  member  of the  National
           Association of Securities Dealers,  Inc. Investment Services has been formed  for the  limited  purpose of  distributing  the shares of the
           Price Funds and will not engage in the general  securities  business.
           Since  the  Price  Funds  are  sold on a  no-load  basis,  Investment
           Services will not receive any commissions or other  compensation  for acting as principal underwriter.

           (b)  The address of each of the  directors and officers of Investment
                Services  listed  below is 100  East  Pratt  Street,  Baltimore,
                Maryland 21202.

                                                                                POSITIONS AND
                                             POSITIONS AND OFFICES              OFFICES WITH
                NAME                         WITH UNDERWRITER                    REGISTRANT
                ----                         ----------------                   -------------
                James S. Riepe               Chairman of the Board and          None
                                             Director
                Edward C. Bernard            President and Director             None
                Henry H. Hopkins             Vice President and Director        None
                Charles E. Vieth             Vice President and Director        None
                Patricia M. Archer           Vice President                     None
                Steven J. Banks              Vice President                     None
                John T. Bielski              Vice President                     None
                Darrell N. Braman            Vice President                     None
                Ronae M. Brock               Vice President                     None
                Meredith C. Callanan         Vice President                     None
                John H. Cammack              Vice President                     None
                Ann R. Campbell              Vice President                     None
                Christine M. Carolan         Vice President                     None
                Joseph A. Carrier            Vice President                     None
                Laura H. Chasney             Vice President                     None
                Renee M. Christoff           Vice President                     None
                Christopher W. Dyer          Vice President                     None
                Christine S. Fahlund         Vice President                     None
                Forrest R. Foss              Vice President                     None
                Thomas A. Gannon             Vice President                     None
                Andrea G. Griffin            Vice President                     None
                Douglas E. Harrison          Vice President                     None
                David J. Healy               Vice President                     None
                Joanne M. Healey             Vice President                     None
                Joseph P. Healy              Vice President                     None
                Walter J. Helmlinger         Vice President                     None
                Valerie King-Calloway        Vice President                     None
                Eric G. Knauss               Vice President                     None
                Sharon R. Krieger            Vice President                     None
                Steven A. Larson             Vice President                     None
                Jeanette M. LeBlanc          Vice President                     None
                Keith W. Lewis               Vice President                     None
                Gayle A. Lomax               Vice President                     None
                Sarah McCafferty             Vice President                     None
                Mark J. Mitchell             Vice President                     None
                Nancy M. Morris              Vice President                     None
                George A. Murnaghan          Vice President                     None
                Steven E. Norwitz            Vice President                     None
                Kathleen M. O'Brien          Vice President                     None
                Barbara A. O'Connor          Vice President                     None
                Wayne D. O'Melia             Vice President                     None
                David Oestreicher            Vice President                     None
                Robert Petrow                Vice President                     None
                Pamela D. Preston            Vice President                     None
                George D. Riedel             Vice President                     None
                John R. Rockwell             Vice President                     None
                Kenneth J. Rutherford        Vice President                     None
                Alexander Savich             Vice President                     None
                Kristin E. Seeberger         Vice President                     None
                Donna B. Singer              Vice President                     None
                Bruce D. Stewart             Vice President                     None
                William W. Strickland, Jr.   Vice President                     None
                Jerome Tuccille              Vice President                     None
                Walter Wdowiak               Vice President                     None
                William F. Wendler II        Vice President                     None
                Jane F. White                Vice President                     None
                Thomas R. Woolley            Vice President                     None
                Barbara A. O'Connor          Controller                         None
                Theodore J. Zamerski III     Assistant Vice President           None
                                             and Assistant Controller
                Matthew B. Alsted            Assistant Vice President           None
                Kimberly B. Andersen         Assistant Vice President           None
                Richard J. Barna             Assistant Vice President           None
                Catherine L. Berkenkemper    Assistant Vice President           None
                Edwin J. Brooks III          Assistant Vice President           None
                Carl A. Cox                  Assistant Vice President           None
                Charles R. Dicken            Assistant Vice President           None
                Cheryl L. Emory              Assistant Vice President           None
                John A. Galateria            Assistant Vice President           None
                Jason L. Gounaris            Assistant Vice President           None
                Janelyn A. Healey            Assistant Vice President           None
                Sandra J. Kiefler            Assistant Vice President           None
                Suzanne M. Knoll             Assistant Vice President           None
                Patricia B. Lippert          Assistant Vice President           None
                Teresa M. Loeffert           Assistant Vice President           None
                C. Lillian Matthews          Assistant Vice President           None
                Janice D. McCrory            Assistant Vice President           None
                Danielle Nicholson Smith     Assistant Vice President           None
                JeanneMarie B. Patella       Assistant Vice President           None
                Kylelane Purcell             Assistant Vice President           None
                David A. Roscum              Assistant Vice President           None
                Matthew A. Scher             Assistant Vice President           None
                Carole H. Smith              Assistant Vice President           None
                John A. Stranovsky           Assistant Vice President           None
                Nolan L. North               Assistant Treasurer                None
                Barbara A. Van Horn          Secretary                          None

           (c)  Not  applicable.   Investment  Services  will  not  receive  any
                compensation  with respect to its activities as underwriter  for the Contract since the Contract is sold on a no-load basis.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

           All accounts and records  required to be  maintained by Section 31(a)
           of the 1940 Act and the rules under it are  maintained  by SBL at its
           administrative   offices--700  SW  Harrison  Street,  Topeka,  Kansas
           66636-0001.

ITEM 31.   MANAGEMENT SERVICES

           All management contracts are discussed in Part A or Part B.

ITEM 32.   UNDERTAKINGS

           (a)  Registrant   undertakes  that  it  will  file  a  post-effective
                amendment  to  this  Registration  Statement  as  frequently  as necessary to ensure that the audited financial statements in the
                Registration  Statement  are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

           (b)  Registrant  undertakes  that it will  provide,  as a part of the
                Application  Kit, a box for the  applicant to check if he or she wishes  to  receive  a  copy  of  the  Statement  of  Additional
                Information.

           (c)  Registrant  undertakes  to deliver any  Statement of  Additional
                Information  and any  financial  statements  required to be made available  under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

           (d)  Subject  to the terms and  conditions  of  Section  15(d) of the
                Securities   Exchange  Act  of  1934,  the   Registrant   hereby
                undertakes to file with the Securities  and Exchange  Commission such  supplementary  and periodic  information,  documents,  and reports as may be  prescribed  by any rule or  regulation of the
                Commission  heretofore  or hereafter  duly  adopted  pursuant to authority conferred in that Section.

           (e)  Depositor  represents  that the fees and charges  deducted under the Contract,  in the  aggregate,  are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Registration  Statement to be signed on its behalf,  in the City of Topeka,  and
State of Kansas on this 11th day of April, 2001.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell    By: HOWARD R. FRICKE
Director                            --------------------------------------------
                                    Howard R. Fricke, Director and Chairman of
                                    the Board and as Attorney In Fact for the
John C. Dicus                       Officers and Directors Whose Names Appear
Director                            Opposite.

Steven J. Douglass              SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                        (The Depositor)

                                By: KRIS A. ROBBINS
William W. Hanna                    --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

John E. Hayes, Jr.
Director                        T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                                (The Registrant)

Pat A. Loconto                  By: SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                            (The Depositor)

                                By: KRIS A. ROBBINS
Frank C. Sabatini                   --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

Robert C. Wheeler
Director                        By: DONALD J. SCHEPKER
                                    --------------------------------------------
                                    Donald J. Schepker, Senior Vice President,
                                    Chief Financial Officer and Treasurer

                                (ATTEST): ROGER K. VIOLA
                                          --------------------------------------
                                          Roger K. Viola, Senior Vice President,
                                          General Counsel and Secretary

                                         Date:  April 11, 2001

                                  EXHIBIT INDEX

 (1)  None
 (2)  None
 (3)  Amended and Restated Distribution Agreement
 (4)  (a)  Individual DVA Contract (Form V6021 4-94)
      (b)  Individual IVA Contract (Form V6027 9-98)
 (5)  (a)  DVA Application (Form V6844 R1-98)
      (b)  IVA Application (Form V7588 8-98)
 (6)  (a)  None
      (b)  None
 (7)  None
 (8)  (a)  Participation Agreement
      (b)  Amended and Restated Master Agreement
 (9)  Opinion of Counsel
(10)  Consent of Independent Auditors
(11)  None
(12)  None
(13)  Schedule of Computation of Performance
(14)  None